As filed with the Securities and Exchange Commission on April 30, 2009

Registration Nos. 333-98805
and 811-08994

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 10	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 46	X

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
(Name of Depositor)

3520 Broadway, Kansas City, Missouri 64111-2565
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:  (816) 753-7000

William A. Schalekamp
Kansas City Life Insurance Company
3520 Broadway, Kansas City, Missouri 64111-2565
(Name and Address of Agent for Service)

Copy to:
W. Thomas Conner
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW, Washington, DC 20004-2415

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

  X    on May 1, 2009 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered:  Units of interest in a separate account under individual flexible premium deferred variable annuity contracts.

CENTURY II FREEDOM VARIABLE ANNUITY PROSPECTUS

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT OF

KANSAS CITY LIFE INSURANCE COMPANY

Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

This Prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") offered by Kansas City Life Insurance Company (“Kansas City Life”).  We have provided a definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors' long-term investment needs.  The Contract also provides you the opportunity to allocate your premiums to one or more divisions (“Subaccounts”) of the Kansas City Life Variable Annuity Separate Account (“Variable Account”) or the Fixed Account.  The assets of each Subaccount are invested in a corresponding portfolio (“Portfolio”) of a designated mutual fund (“Fund”) as follows:

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund – Series I Shares
AIM V.I. Core Equity Fund – Series I Shares
AIM V.I. Technology Fund – Series I Shares
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund
American Century VP Income & Growth Fund
American Century VP International Fund
American Century VP Mid Cap Value Fund
American Century VP Ultra® Fund
American Century VP Value Fund
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund – Class II
Calamos® Advisors Trust
Calamos Growth and Income Portfolio
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares
Developing Leaders Portfolio – Initial Shares
Dreyfus Stock Index Fund, Inc. – Initial Shares
The Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares

Federated Insurance Series
Federated Clover Value Fund II (formerly Federated American Leaders Fund II)
Federated High Income Bond Fund II
Federated Prime Money Fund II
Fidelity® Variable Insurance Products Contrafund® Portfolio
VIP Contrafund® Portfolio – Service Class 2
Fidelity® Variable Insurance Products
VIP Freedom Income Portfolio – Service Class 2
VIP Freedom 2010 Portfolio – Service Class 2
VIP Freedom 2015 Portfolio – Service Class 2
VIP Freedom 2020 Portfolio – Service Class 2
VIP Freedom 2025 Portfolio – Service Class 2
VIP Freedom 2030 Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund – Class 2
Franklin Small-Mid Cap Growth Securities Fund – Class 2
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 2

JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares
MFS® Variable Insurance TrustSM
MFS Growth Series – Initial Class Shares
MFS Research Series – Initial Class Shares
MFS Research Bond Series – Initial Class Shares
MFS Strategic Income Series – Initial Class Shares
MFS Total Return Series – Initial Class Shares
MFS Utilities Series – Initial Class Shares

Seligman Portfolios, Inc.
Seligman Capital Portfolio – Class 2
Seligman Communications and Information Portfolio – Class 2
Seligman Smaller-Cap Value Portfolio – Class 2

The accompanying prospectuses for the Funds describe these Portfolios.  The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds.  You bear the entire investment risk of amounts allocated to the Variable Account.  Another choice available for allocation of premiums is our Fixed Account.  The Fixed Account is part of Kansas City Life’s general account.  It pays interest at declared rates guaranteed to equal or exceed 3%.

This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing.  The Statement of Additional Information, dated the same as this Prospectus, contains more information about the Contract and the Variable Account and is incorporated by reference.  We show the Table of Contents for the Statement of Additional Information at the end of this Prospectus.  You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or telephone number shown above.

The Securities and Exchange Commission maintains a website that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.  The address of the site is http://www.sec.gov.

If you already have a variable annuity contract, you should consider whether purchasing another contract, as a replacement for an existing contract is advisable.

This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract.  Please keep for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

The Subaccounts and the Fixed Account are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are federally insured by the Federal Deposit Insurance Corporation or any other government agency.  An investment in the Contract involves certain risks including the loss of premium payments (principal).

The date of this Prospectus is May 1, 2009.

PROSPECTUS CONTENTS

DEFINITIONS	1
HIGHLIGHTS	3
THE CONTRACT	3
CHARGES AND DEDUCTIONS	4
ANNUITY PROVISIONS	5
FEDERAL TAX STATUS	5
FEE TABLE	6
OWNER TRANSACTION EXPENSES	6
PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES	6
RANGE OF PORTFOLIO OPERATING EXPENSES	7
ANNUAL PORTFOLIO OPERATING EXPENSES	7
EXAMPLE OF CHARGES	13
CONDENSED FINANCIAL INFORMATION	14
KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS	14
KANSAS CITY LIFE INSURANCE COMPANY	14
KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT	14
THE FUNDS	14
RESOLVING MATERIAL CONFLICTS	20
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS	20
VOTING RIGHTS	21
DESCRIPTION OF THE CONTRACT	21
PURCHASING A CONTRACT	21
REPLACEMENT OF CONTRACTS	21
FREE-LOOK PERIOD	22
ALLOCATION OF PREMIUMS	22
DETERMINATION OF CONTRACT VALUE	23
VARIABLE ACCOUNT VALUE	23
TRANSFER PRIVILEGE	24
DOLLAR COST AVERAGING PLAN	26
PORTFOLIO REBALANCING PLAN	26
PARTIAL AND FULL CASH SURRENDERS	27
CONTRACT TERMINATION	28
CONTRACT LOANS	28
DEATH BENEFIT BEFORE MATURITY DATE	29
PROCEEDS ON MATURITY DATE	30
PAYMENTS	31
MODIFICATIONS	32
REPORTS TO CONTRACT OWNER	32
TELEPHONE, FACSIMILE, ELECTRONIC MAIL, AND INTERNET AUTHORIZATIONS	32
OPTIONAL RIDERS	33
FIVE PLUSSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT	33
THE FIXED ACCOUNT	46
MINIMUM GUARANTEED AND CURRENT INTEREST RATES	46
CALCULATION OF FIXED ACCOUNT VALUE	47
TRANSFERS FROM FIXED ACCOUNT	47
DELAY OF PAYMENT	47
CHARGES AND DEDUCTIONS	47
SURRENDER CHARGE	47
TRANSFER PROCESSING FEE	47
ADMINISTRATIVE CHARGES	47
MORTALITY AND EXPENSE RISK CHARGE	48
GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE	48
PREMIUM TAXES	48
REDUCED CHARGES FOR ELIGIBLE GROUPS	48
OTHER TAXES	48
INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS	49
PAYMENT OPTIONS	49
ELECTION OF OPTIONS	49
DESCRIPTION OF OPTIONS	49
YIELDS AND TOTAL RETURNS	50
YIELDS	50
TOTAL RETURNS	50
FEDERAL TAX STATUS	51
INTRODUCTION	51
TAXATION OF NON-QUALIFIED CONTRACTS	51
TAXATION OF QUALIFIED CONTRACTS	52
FEDERAL ESTATE TAXES	53
GENERATION-SKIPPING TRANSFER TAX	54
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS	54
ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO	54
POSSIBLE TAX LAW CHANGES	54
FOREIGN TAX CREDITS	54
SALE OF THE CONTRACTS	54
LEGAL PROCEEDINGS	55
COMPANY HOLIDAYS	55
CHANGE OF ADDRESS NOTIFICATION	55
FINANCIAL STATEMENTS	56
APPENDIX A - CONDENSED FINANCIAL INFORMATION	57
APPENDIX B - GMWB RIDER EXAMPLES	65
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS	72

DEFINITIONS

Many terms used within this Prospectus are described within the text where they appear.  The descriptions of those terms are not repeated in this section.

Annuitant	The person on whose life the Contract’s annuity benefit is based.

Beneficiary	The person you designate to receive any Proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value	This equals the Contract Value at the time of surrender less any applicable loan balance and premium taxes payable. There are no surrender charges associated with this Contract.

Contract Date	The date from which Contract months, Contract Years, and Contract anniversaries are measured.

Contract Value	The sum of the Variable Account Value and the Fixed Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract anniversary.

Fixed Account	An account that is one option we offer for allocation of your premiums. It is part of our general account and is not part of, or dependent on, the investment performance of the Variable Account.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Guaranteed Minimum Death Benefit	This Contract provides for a Guaranteed Minimum Death Benefit. This benefit is paid at the death of the Annuitant.

Home Office
When the term "Home Office" is used in this Prospectus in connection with transactions under the Contract, it means our Variable Administration office.  Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri  64121-9364.  The telephone number at our Variable Administration office is 800-616-3670.

Issue Age	The Annuitant's age on his/her last birthday as of the Contract Date.

Life Payment Option	A payment option based upon the life of the Annuitant.

Maturity Date
The date when the Contract terminates and we either pay the Proceeds under a payment option or pay you the Cash Surrender Value in a lump sum.  The latest Maturity Date is the later of the Contract anniversary following the Annuitant's 85th birthday and the tenth Contract anniversary.  Certain states and Qualified Contracts may place additional restrictions on the maximum Maturity Date.

Monthly Anniversary Day	The same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Non-Life Payment Option	A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract	A Contract that is not a Qualified Contract.

Owner	The person entitled to exercise all rights and privileges provided in the Contract. The terms "you" and "your" refer to the Owner.

Premium Year	Refers to the 12-month period following the date a particular premium is credited to your Contract.

Proceeds	The total amount we are obligated to pay under the terms of the Contract.

Qualified Contract	A Contract issued in connection with plans that qualify for special federal income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount	The divisions of the Variable Account. The assets of each Subaccount are invested in a Portfolio of a designated Fund.

Valuation Day
Each day the New York Stock Exchange is open for business.  Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange and Kansas City Life recognize holidays that fall on a Saturday on the previous Friday.  Kansas City Life will recognize holidays that fall on a Sunday on the following Monday.

Valuation Period
The interval of time beginning at the close of normal trading on the New York Stock Exchange on one Valuation Day and ending at the close of normal trading on the New York Stock Exchange on the next Valuation Day. Currently, the close of normal trading is 3:00 P.M. Central Time.  The term "Valuation Period" is used in this Prospectus to specify, among other things, when a transaction order or request is deemed to be received by us at our Variable Administration office.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount values of a Contract.

Written Notice/Written Request
A Written Notice or Written Request in a form satisfactory to us that is signed by the Owner and received at the Home Office.  Under certain circumstances as described in this Prospectus, Written Notice/Written Request may be satisfied by telephone, facsimile, electronic mail, and Internet.

HIGHLIGHTS

THE CONTRACT

Who Should Invest.  The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes.  We offer the Contract as both a Qualified Contract and a Non-Qualified Contract.  (See "FEDERAL TAX STATUS")

The tax advantages provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs.  You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity payment options), before you purchase the Contract in a tax-qualified plan.  There should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

The Contract. The Contract is an individual flexible premium deferred variable annuity.  In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial").  You must pay the minimum initial premium.  The maximum Issue Age is 85.  (See "PURCHASING A CONTRACT")

We offer other variable annuity contracts that have a different death benefit and different contract features.  However, these contracts also have different charges that would affect your Subaccount performance and Contract Value.  To obtain more information about the other contracts, contact our Home Office or your registered representative.

Free-Look Period.  You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days after receiving it.  The amount returned to you will vary depending on your state.  (See “FREE-LOOK PERIOD”)

Premiums.  The minimum amount that we will accept as an initial premium is $25,000.  You may pay additional premiums at any time during the Annuitant’s lifetime and before the Maturity Date.  The minimum premium allowed after the initial premium is $50.  We reserve the right to waive the $25,000 minimum premium requirement for certain corporate markets contracts.  (See "PURCHASING A CONTRACT")

Premium Allocation.  You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account.  In the Contract application, you specify the percentage of the premium, in whole numbers, you want allocated to each Subaccount and/or to the Fixed Account.  We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund.  The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year.  We may declare a higher current interest rate. The aggregate amount you allocate to the Fixed Account may not exceed 15% of the Contract Value.

The sum of your allocations must equal 100%.  We have the right to limit the number of Subaccounts to which you may allocate premiums (not applicable to Texas Contracts).  We will never limit the number to less than 15.  You can change the allocation percentages at any time by sending Written Notice.  You can make changes in your allocation by telephone, facsimile and electronic mail if you have provided proper authorization.  (See “TELEPHONE, FACSIMILE, ELECTRONIC MAIL, AND INTERNET AUTHORIZATIONS”)  The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

•	require premium payments to be refunded under the free-look provision; or
•	require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions.  (See "ALLOCATION OF PREMIUMS")

Transfers. After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account.  Certain restrictions apply.  (See "TRANSFER PRIVILEGE")

We have policies and procedures that attempt to detect frequent, large, programmed or short-term transfers among Subaccounts that may adversely affect other Owners and persons with rights under the Contracts.  We employ various means to try to detect such transfer activity, but the detection and deterrence of harmful trading activity involves judgments that are inherently subjective.  Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection.  Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests under the Contracts.  In addition, we cannot guarantee that the Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Funds.

Full and Partial Surrender.  You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:

•	the date that the Annuitant dies; or
•	the Maturity Date.

Five PlusSM Guaranteed Minimum Withdrawal Benefit. If you are concerned that poor investment performance or market volatility may adversely impact the amount of money you may withdraw from the Contract, we offer, for a fee, a guaranteed minimum withdrawal benefit.  Under the rider, we provide alternative guarantees depending on the amount you withdraw and the age of the covered person.  If you satisfy the conditions of the rider, which, in part, limit the amount you may withdraw during a Contract Year, the rider guarantees the return of all the amounts you have invested in the Contract and may also guarantee annual payments for the rest of the covered person’s life, no matter how long the covered person lives.

Death Benefit.  If the Annuitant dies before the Maturity Date while the Contract is in force, the Beneficiary will receive a death benefit.  For Annuitants with an attained age of 80 or below, the death benefit is equal to the greatest of:

•	premiums paid, proportionately adjusted for any surrenders less any loan balance;
•	the Contract Value less any loan balance on the date we receive due proof of Annuitant's death (including any documents we require to process and make the payment); and
•
the highest Contract Value as of every fifth year Contract anniversary during any point the Contract has been in effect on or before the Annuitant’s death.  Any loan balance will be deducted from such Contract Value and the Contract Value will also be proportionately adjusted for partial surrenders plus any additional premiums paid.

The Guaranteed Minimum Death Benefit at ages above 80 will equal the greater of the Contract Value on the date on which we receive due proof of death (including any documents we require to process and make the payment) or the Guaranteed Minimum Death Benefit as of the Contract anniversary on which the Annuitant attains age 80 proportionately adjusted for partial surrenders less any loan balance plus any additional premiums paid.

If you die before the Maturity Date, the Contract Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death.  (See “DEATH BENEFIT BEFORE MATURITY DATE”)

The Guaranteed Minimum Death Benefit is paid to the Beneficiary at the death of the Annuitant.  If the Owner, who is not the same as the Annuitant, predeceases the Annuitant, the Cash Surrender Value of the Contract will be paid to the Beneficiary.

Death benefit Proceeds are taxable and generally are included in the income of the recipient as follows:

•	If received under a payment option, they are taxed in the same manner as annuity payments.
•	If distributed in a lump sum, they are taxed in the same manner as a full surrender.

CHARGES AND DEDUCTIONS

The following charges and deductions apply to the Contract:

Transfer Processing Fee.  The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer processing fee for each additional transfer during a Contract Year.  (See "TRANSFER PROCESSING FEE")

Asset-Based Administration Charge.  We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract.  Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.25%.

Mortality and Expense Risk Charge.  We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks.  Prior to the Maturity Date, we deduct this charge from the assets of the Variable Account at an annual rate of 1.40%.  (See “MORTALITY AND EXPENSE RISK CHARGE”)

Five PlusSM Guaranteed Minimum Withdrawal Benefit. The monthly charge for the benefit is guaranteed not to exceed 0.10% multiplied by the Guaranteed Withdrawal Balance.  The current monthly charge for FIVE PlusSM Guaranteed Minimum Withdrawal Benefits elected on and after January 1, 2009 is 0.079% multiplied by the Guaranteed Withdrawal Balance.

Premium Taxes.  If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the Proceeds to a payment option.

Investment Advisory Fees and Other Expenses of the Funds.  The Funds deduct investment advisory fees on a daily basis and incur other expenses.  The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests.  This means that these charges are deducted before we calculate Subaccount Values.  Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary.  See the prospectuses for the Funds for specific information about these fees.

For information concerning compensation paid for the sale of Contracts, see “SALE OF THE CONTRACTS.”

ANNUITY PROVISIONS

Maturity Date.  On the Maturity Date, we will apply the Proceeds to the payment option you choose.  If you choose a Life Payment Option, the amount of Proceeds will be the full Contract Value.  If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value.  (See “PAYMENT OPTIONS")

Payment Options.  The payment options are:

•	Interest Payments (Non-Life Payment Option)
•	Installments of a Specified Amount (Non-Life Payment Option)
•	Installments for a Specified Period (Non-Life Payment Option)
•	Life Income (Life Payment Option)
•	Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance.  (See "PAYMENT OPTIONS")

FEDERAL TAX STATUS

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs.  A distribution includes an actual distribution of funds such as a surrender or annuity payment.  However, a distribution also includes a pledge or assignment of a contract.  Generally, all or part of any distribution is taxable as ordinary income.  In addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½.  Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions.  Governing federal tax statutes may be amended, revoked, or replaced by new legislation.  Changes in interpretation of these statutes may also occur.  We encourage you to consult your own tax adviser before making a purchase of the Contract.  (See "FEDERAL TAX STATUS")

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying and owning the Contract.  The first table describes the fees and charges that you will pay at the time that you buy the Contract, or transfer amounts between the Subaccounts and/or the Fixed Account.  State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Sales Load on Premium Payments	None
Maximum Surrender Charge	None
Transfer Processing Fee	No fee for the first 6 transfers in a Contract Year; $25 for each additional transfer during a Contract Year

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

Annual Administration Fee	None
Loan Interest Charge	5.00%[1]
Variable Account Annual Expenses (as a % of average annual Variable Account Value during the accumulation period)
Mortality and Expense Risk Charge Asset-Based Administration Charge Total Variable Account Annual Expenses	1.40% 0.25% 1.65%
Optional Rider Charges
FIVE PlusSM Guaranteed Minimum Withdrawal Benefit	0.10% multiplied by Guaranteed Withdrawal Balance[2]

1 The maximum guaranteed net cost of loans (available under 403(b) TSA Qualified Contracts) is 5% annually.  The net cost of a loan is the difference between the loan interest charged (8%) and the amount credited to the loan account (3%).
2 The current charge for the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit is 0.079% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).  However, if you elected the FIVE PlusSM Guaranteed Minimum Withdrawal Benefit before January 1, 2009, your current monthly charge is 0.05% multiplied by the Guaranteed Withdrawal Balance (assessed monthly).

The next table shows the lowest and highest total operating expenses deducted from Portfolio assets during the fiscal year ended December 31, 2008.  Expenses of the Portfolios may be higher or lower in the future.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

RANGE OF PORTFOLIO OPERATING EXPENSES3

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses-before any contractual waiver of fees and expenses)	0.28%	1.79%[4]

3 The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s) or their investment advisers.  The expenses shown are those incurred for the year ended December 31, 2008.  Current or future expenses may be greater or less than those shown.  If required by applicable law, Kansas City Life may deduct any redemption fees imposed by the Funds.
4 The table showing the range of expenses of the Portfolios takes into account the expenses of several fund asset allocation portfolios that are “fund of funds.”  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other fund portfolios (each such portfolio an “acquired fund.”)  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Kansas City Life took into account the information received from the fund on the combined actual expenses for each of the “fund of funds” and the portfolios in which it invests.  See the Fund prospectuses for more information.

The following tables show the fees and expenses charged (after contractual waiver or reimbursement) by each Portfolio for the fiscal year ended December 31, 2008.

ANNUAL PORTFOLIO OPERATING EXPENSES5

(expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

5 These expenses are deducted directly from the assets of the Portfolios and therefore reduce their net asset value.  The investment adviser of each Fund or the Fund provided the information, and Kansas City Life has not independently verified it.  The expenses shown are those incurred for the year ended December 31, 2008.  Current or future expenses may be greater or less than those shown.  See the Portfolios' prospectuses for more complete information.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund – Series I Shares	0.61%	NA	0.30%	0.01%[6]	0.92%[7]	NA8	NA
AIM V.I. Core Equity Fund – Series I Shares	0.61%	NA	0.29%	0.01%[6]	0.91%[7]	0.01%[8]	0.90%
AIM V.I Technology Fund – Series I Shares	0.75%	NA	0.41%	0.01%[6]	1.17%[7]	0.01%[8]	1.16%

6 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.
7 The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.  In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash.  These credits are used to pay certain expenses incurred by the Fund.
8 The Fund’s advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.  Fee Waiver reflects this agreement.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	1.00%	NA	0.01%[9]	NA	1.01%[10]	NA	NA
American Century VP Income & Growth Fund	0.70%	NA	0.00%[11]	NA	0.70%[10]	NA	NA
American Century VP International Fund	1.36%	NA	0.01%[9]	NA	1.37%[12]	NA	NA
American Century VP Mid Cap Value Fund	1.00%	NA	0.01%[9]	NA	1.01%[13]	NA	NA
American Century VP Ultra® Fund	1.00%	NA	0.01%[9]	NA	1.01%[10]	NA	NA
American Century VP Value Fund	0.94%	NA	0.01%[9]	NA	0.95%[10]	NA	NA
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund – Class II	0.48%	0.25%	0.01%[9]	NA	0.74%[10]	NA	NA

9 Other expenses include the fees and expenses of the Fund’s independent trustees and their legal counsel, interest, and if applicable, acquired fund fees and expenses.
10 The Fund pays the advisor a single, unified management fee for arranging all services necessary for the Fund to operate.  The fee shown is based on assets during the Fund’s most recent fiscal year.  The Fund has a stepped fee schedule.  As a result, the Fund’s unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.  For more information about unified management fee, including an explanation of strategy assets, see the Fund’s prospectus.
11 Other expenses, which include the fees and expenses of the Fund’s independent directors and their legal counsel, interest, and if applicable, acquired fund fees and expenses, were less than 0.005% for the most recent fiscal year.
12 The Fund pays the advisor a single, unified management fee for arranging all services necessary for the Fund to operate.  The fee shown is based on assets during the Fund’s most recent fiscal year.  The Fund has a stepped fee schedule.  As a result, the Fund’s unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.  The fee shown has been restated to reflect current fees.  As a result, the Total Annual Fund Operating Expenses in this table differ from those shown in the Financial Highlights in the Fund’s prospectus.  For more information about the unified management fee, including an explanation of strategy assets, see the Fund’s prospectus.
13 The Fund pays the advisor a single, unified management fee for arranging all services necessary for the Fund to operate.  For more information about the unified management fee, see the Fund’s prospectus.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	0.75%	NA	0.44%[14]	NA	1.19%	NA	NA

14 For the first quarter ended March 31, 2009, the Portfolio incurred 0.67% (annualized) in “Other Expenses” due to a decrease in the Portfolio’s net assets. "Other Expenses" include certain expenses incurred in connection with the Portfolio's investment in Calamos Government Money Market Fund.  These expenses are less than 0.01%.  On May 15th, 2009, the Calamos Government Money Market Fund will liquidate and the Portfolio will no longer invest in this Fund.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Dreyfus Variable Investment Fund
Appreciation Portfolio – Initial Shares	0.75%	NA	0.06%	NA	0.81%	NA	NA
Developing Leaders Portfolio – Initial Shares[15]	0.75%	NA	0.08%	NA	0.83%	0.13%	0.70%
Dreyfus Stock Index Fund, Inc. – Initial Shares	0.25%	NA	0.03%	NA	0.28%	NA	NA
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	0.75%	NA	0.10%	NA	0.85%	NA	NA

15 Through May 1, 2010, The Dreyfus Corporation has undertaken that, if the aggregate expenses, exclusive of shareholder servicing fees, and Rule 12b-1 fees, but including the management fee, exceed 0.70% of the value of the Portfolio’s average daily net assets, the Portfolio may deduct some of the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Federated Insurance Series
Federated Clover Value Fund II (formerly Federated American Leaders Fund II)	0.75%	NA	0.59%	NA	1.34%	0.34%	1.00%
Federated High Income Bond Fund II	0.60%	NA	0.44%	NA	1.04%	0.25%	0.79%
Federated Prime Money Fund II	0.50%	NA	0.53%	NA	1.03%	0.36%	0.67%

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Fidelity® Variable Insurance Products Contrafund® Portfolio
VIP Contrafund® Portfolio – Service Class 2	0.56%	0.25%	0.10%	NA	0.91%	NA	0.90%[16]
Fidelity® Variable Insurance Products
VIP Freedom Income Portfolio – Service Class 2	NA	0.25%	0.00%	0.43%	0.68%[17]	NA	NA
VIP Freedom 2010 Portfolio – Service Class 2	NA	0.25%	0.00%	0.56%	0.81%[17]	NA	NA
VIP Freedom 2015 Portfolio – Service Class 2	NA	0.25%	0.00%	0.58%	0.83%[17]	NA	NA
VIP Freedom 2020 Portfolio – Service Class 2	NA	0.25%	0.00%	0.63%	0.88%[17]	NA	NA
VIP Freedom 2025 Portfolio – Service Class 2	NA	0.25%	0.00%	0.64%	0.89%[17]	NA	NA
VIP Freedom 2030 Portfolio – Service Class 2	NA	0.25%	0.00%	0.67%	0.92%[17]	NA	NA

16 A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses.  In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.  These offsets may be discontinued at any time.
17 Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each Fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class and Service Class 2, respectively.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund – Class 2[18]	0.80%	0.25%	0.30%	NA	1.35%	0.32%	1.03%
Franklin Small-Mid Cap Growth Securities Fund – Class 2	0.50%	0.25%	0.28%	0.02%[19]	1.05%	0.02%[19]	1.03%
Templeton Developing Markets Securities Fund – Class 2	1.24%	0.25%	0.29%	0.01%[19]	1.79%	0.01%[19]	1.78%
Templeton Foreign Securities Fund – Class 2	0.64%	0.25%	0.15%	0.02%[19]	1.06%	0.02%[19]	1.04%

18 The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. Based on Fund total assets of $382.6 million on December 31, 2008, it is estimated that the increase for the year ending April 30, 2010 will be 0.14%, which is a 0.09% increase in the management fee and a 0.05% increase in the administration fee, for common annual Fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) of 0.78%. In future years the fee rates will vary in accordance with the fee rate schedules and Fund assets.
19 The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund’s fees and expenses of the acquired fund. This reduction is required by the Trust’s board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares	0.65%	NA	0.21%[20]	0.01%[21]	0.87%[22],[23]	NA	NA
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares	0.65%	NA	0.37%[24]	0.01%[21]	1.03%[22],[25]	NA	NA
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares	0.55%	NA	0.23%[26]	NA	0.78%[22],[27]	NA	NA

20 On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value Portfolio.  Because of the reorganization, "Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.
21 “Acquired Fund Fees and Expenses” are based on the allocation of the Portfolio’s assets among the acquired funds calculated on a daily basis through the Portfolio’s last fiscal year end.  This amount reflects the allocation only through the fiscal year ending 12/31/08.  “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio’s assets and may be higher or lower than those shown.
22 The Total Annual Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
23 JPMorgan Investment Advisors Inc. and JPMorgan Funds Management Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio’s Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of the average daily net assets through 4/30/10. Without the Acquired Fund Fees and Expenses, the Total Portfolio Annual Expenses of the Portfolio would have been 0.86% of the average daily net assets for Class 1 Shares.
24 On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Small Company Portfolio where the accounting survivor is the JPMorgan Small Company Portfolio.  Because of the reorganization, "Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.
25 JPMorgan Investment Advisors Inc. and JPMorgan Funds Management Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio’s Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.03% of the average daily net assets through 4/30/10. Without the Acquired Fund Fees and Expenses, the Total Portfolio Annual Expenses of the Portfolio would have been 1.02% of the average daily net assets for Class 1 Shares.
26 “Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.
27 JPMorgan Investment Advisors Inc. and JPMorgan Funds Management Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio’s Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of the average daily net assets through 4/30/10.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
MFS® Variable Insurance TrustSM
MFS Growth Series – Initial Class Shares	0.75%	NA	0.08%[28]	NA	0.83%[28]	NA	NA
MFS Research Series – Initial Class Shares	0.75%	NA	0.13%[28]	NA	0.88%[28]	NA	NA
MFS Research Bond Series – Initial Class Shares	0.50%	NA	0.14%[28]	NA	0.64%[28]	NA	NA
MFS Strategic Income Series – Initial Class Shares	0.70%	NA	0.47%[28]	NA	1.17%[28]	0.32%[29]	0.85%[28]
MFS Total Return Series – Initial Class Shares	0.74%	NA	0.07%[28]	NA	0.81%[28]	NA	NA
MFS Utilities Series – Initial Class Shares	0.72%	NA	0.09%[28]	NA	0.81%[28]	NA	NA

28 The Fund has entered into an expense offset arrangement that reduces the Fund’s custodian fee based upon the amount of cash maintained by the Fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Portfolio Annual Operating Expenses" would be lower.
29 MFS has agreed in writing to bear the Fund’s expenses, such that "Other Expenses," determined without giving effect to the expense offset arrangement that reduces the Fund’s custodian fee, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least April 30, 2010.

Portfolio	Management Fees	12b-1/ Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Annual Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Total Portfolio Annual Operating Expenses After Reimbursement
Seligman Portfolios, Inc.
Seligman Capital Portfolio – Class 2	0.40%	0.25%	0.92%	NA	1.57%	NA	NA
Seligman Communications and Information Portfolio – Class 2	0.75%	0.25%	0.40%	NA	1.40%	NA	NA
Seligman Smaller-Cap Value Portfolio – Class 2	1.00%	0.25%	0.22%	NA	1.47%	NA	NA

EXAMPLE OF CHARGES

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  The example shows the maximum costs of investing in the Contract, including Owner transaction expenses, a monthly Guaranteed Minimum Withdrawal Benefit (“GMWB”) charge of 0.10% multiplied by the Guaranteed Withdrawal Balance, Variable Account charges, and highest annual portfolio operating expenses for the year ended December 31, 2008.  The example also shows the same maximum costs of investing in the Contract, but reflecting the lowest annual portfolio operating expenses.  Further, the example shows what your costs would be if you did not elect the optional Guaranteed Minimum Withdrawal Benefit.

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  The example also assumes that your investment has a 5% return each year.

If the Contract is paid out under a Non-Life Payment Option or a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$464.36	$1,396.42	$2,332.94	$4,693.89

Maximum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$346.48	$1,054.58	$1,783.37	$3,699.81

Minimum Portfolio Expenses with GMWB

1 year	3 years	5 years	10 years
$315.55	$963.46	$1,634.42	$3,418.19

Minimum Portfolio Expenses without GMWB

1 year	3 years	5 years	10 years
$195.87	$605.36	$1,039.74	$2,244.68

The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

Please remember that the example is an illustration and does not represent past or future expenses.  Your actual expenses may be higher or lower than those shown.  Similarly, your rate of return may be more or less than the 5% assumed in the example.

The example above assumes that we assess no transfer charges or premium taxes.

You should not consider the assumed expenses in the example to represent past or future expenses.  Actual expenses may be greater or less than those shown.  The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns.  Actual returns may be greater or less than the assumed amount.

The various Funds themselves provided the expense information regarding the Portfolios.  The Funds and their investment advisers are not affiliated with us.  While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the accumulation unit value listing appears at the end of this Prospectus.

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company, which was organized under the laws of the State of Missouri on May 1, 1895.  Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business.  We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions.  We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

We established the Variable Account as a separate investment account under Missouri law on January 23, 1995.  This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law.  The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and is a “separate account” within the meaning of the federal securities laws.  We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts.  The Subaccounts available under the Contract invest in shares of corresponding Fund Portfolios.  The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus.  We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account.  We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct.  We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act.  However, the SEC does not supervise their management, investment practices or policies.  Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts.  The investment objectives of each of the Portfolios are described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies.  Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager.  The investment results of the Portfolios, however, may be higher or lower than the results of such other funds.  There can be no assurance that the investment results of any of the Portfolios will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

Not all Funds may be available in all states.

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund – Series I Shares (Manager: Invesco Aim Advisors, Inc. (“Inveso Aim”) – Sub-adviser(s): Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc. (“Invesco Global”); Invesco Institutional (N.A.), Inc. (“Invesco Institutional”); Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;

Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited).  It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc.  The combined entity will serve as the fund’s investment adviser.  Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.  Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.  The Fund’s investment objective is growth of capital.  The Fund seeks to meet its objective by investing primarily in common stocks of companies of all market capitalizations.  The Fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Core Equity Fund – Series I Shares (Manager: Invesco Aim Advisors, Inc. (“Inveso Aim”) – Sub-adviser(s): Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc. (“Invesco Global”); Invesco Institutional (N.A.), Inc. (“Invesco Institutional”); Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited).  It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc.  The combined entity will serve as the fund’s investment adviser.  Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.  Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction. The Fund’s investment objective is growth of capital.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities.  In complying with this 80% investment requirement, the Fund’s investments may include synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.  The portfolio management team seeks to construct a portfolio of companies that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations.

AIM V.I. Technology Fund – Series I Shares (Manager: Invesco Aim Advisors, Inc. (“Inveso Aim”) – Sub-adviser(s): Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc. (“Invesco Global”); Invesco Institutional (N.A.), Inc. (“Invesco Institutional”); Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited). It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc.  The combined entity will serve as the fund’s investment adviser.  Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.  Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.  The Fund’s investment objective is capital growth.  The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Fund (Manager: American Century Investment Management, Inc.).  The investment objective of American Century VP Capital Appreciation is capital growth.  The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

American Century VP Income & Growth Fund (Manager: American Century Investment Management, Inc.).  American Century VP Income & Growth seeks capital growth.  Income is a secondary objective.  The Fund will seek to achieve its investment objective by investing in common stocks, using quantitative models to construct the Portfolio.

American Century VP International Fund (Manager: American Century Global Investment Management, Inc.).  The investment objective of American Century VP International Portfolio is capital growth.  The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation.  International investment involves special risk considerations.  These include economic and political conditions, expected inflation rates and currency swings.  Investing in emerging markets involves extra risks compared to securities of more developed countries.

American Century VP Mid Cap Value Fund (Manager: American Century Investment Management, Inc.). American Century VP Mid Cap Value seeks long-term capital growth. Income is a secondary objective. The Fund will seek to achieve its investment objective by investing in mainly U.S. Mid-cap companies believed to be undervalued.  Mid cap stocks may involve greater risks than stocks of larger, more established companies.

American Century VP Ultra® Fund (Manager: American Century Investment Management, Inc.).  American Century VP Ultra seeks long-term capital growth. The Fund will seek to achieve its investment objective by investing in mainly U.S. large-cap companies.

American Century VP Value Fund (Manager: American Century Investment Management, Inc.).  American Century VP Value seeks long-term capital growth.  Income is a secondary objective.  The Fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.  The Fund may invest in medium sized and smaller companies which may involve greater risk than stocks of larger, more established companies.

American Century Variable Portfolios II, Inc.

American Century VP Inflation Protection Fund – Class II (Manager: American Century Investment Management, Inc.).  American Century VP Inflation Protection Fund seeks long-term total return using a strategy that seeks to protect against U.S. inflation.  The Fund invests in investment grade debt securities.

Calamos® Advisors Trust

Calamos Growth and Income Portfolio (Manager: Calamos Asset Management, Inc.).  The Calamos Growth and Income Portfolio seeks high long-term total return through growth and current income.  The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization.  In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

Dreyfus Variable Investment Fund

Appreciation Portfolio – Initial Shares (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Fayez Sarofim & Co.).  The Portfolio seeks long-term capital growth consistent with the preservation of capital.  Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects.

Developing Leaders Portfolio – Initial Shares (Manager: The Dreyfus Corporation).  The Portfolio seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase. Because the Portfolio may continue to hold a security whose market capitalization grows, a substantial portion of the Portfolio’s holdings can have market capitalizations in excess of $2 billion at any given time. The Portfolio’s investments may include common stocks, preferred stocks and convertible securities. The Portfolio managers will select stocks through a “bottom-up” approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model which measures more than 40 stock characteristics to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, through a “bottom-up” approach, the Portfolio managers will focus on stock selection as opposed to making proactive decisions about industry or sector exposure. The Portfolio managers will attempt to construct a Portfolio that has exposure to industries and market capitalizations that is generally similar to the Portfolio’s benchmark.

Dreyfus Stock Index Fund, Inc. – Initial Shares (Manager: The Dreyfus Corporation). The Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. The fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P adjusts each company’s stock weighted in the index by the number of available float shares (i.e., those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (Manager: The Dreyfus Corporation).  Seeks capital growth with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards determined as described below and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The fund’s investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the Portfolio managers begin by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including: value, or how a stock is priced relative to its perceived intrinsic worth; and growth, in this case the sustainability or growth of earnings; financial profile, which measures the financial health of the company. Next, based on fundamental analysis, the Portfolio managers designate the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research. The Portfolio managers manage risk by diversifying across companies, industries and sectors, seeking to dilute the potential adverse impact from a decline in value of any one stock, industry or sector. The Portfolio managers then evaluate each stock considered to be a potential purchase candidate, by industry or sector, to determine whether the company enhances the quality of life in America by considering its record in the areas of: protection and improvement of the environment and the proper use of our natural resources; occupational health and safety; consumer protection and product purity; and equal employment opportunity.

Federated Insurance Series

Federated Clover Value Fund II (formerly Federated American Leaders Fund II) (Manager: Federated Equity Management Company of Pennsylvania).  The primary investment objective of the Federated Clover Value Fund II is to achieve long-term growth of capital.  The Fund's secondary objective is to provide income.  The Fund primarily invests in common stocks and other equity securities of U.S. companies with large, mid or small market capitalizations.  The Fund’s investment adviser (Adviser) seeks to achieve the Fund’s investment objective by investing in common stocks and other equity securities of U.S. companies with large, mid or small market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.

Federated High Income Bond Fund II (Manager: Federated Investment Management Company).  The investment objective of the Federated High Income Bond Fund II is to seek high current income.  The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as “junk bonds.”

Federated Prime Money Fund II (Manager: Federated Investment Management Company).  The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity.  The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

Fidelity® Variable Insurance Products Contrafund® Portfolio

VIP Contrafund® Portfolio – Service Class 2 (Manager: Fidelity Management & Research Company).  The investment objective of the VIP Contrafund® Portfolio is to seek long-term capital appreciation.

Fidelity® Variable Insurance Products

VIP Freedom Income Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc.).  The investment objective of the VIP Freedom Income Portfolio is to seek high total return with a secondary objective of principal preservation.

VIP Freedom 2010 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc.).  The investment objective of the VIP Freedom 2010 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2015 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc.). The investment objective of the VIP Freedom 2015 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2020 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc.).  The investment objective of the VIP Freedom 2020 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2025 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc.). The investment objective of the VIP Freedom 2025 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2030 Portfolio – Service Class 2 (Manager: Strategic Advisers, Inc.).  The investment objective of the VIP Freedom 2030 Portfolio is to seek high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund – Class 2 (Manager: Franklin Templeton Institutional, LLC).  Seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector and normally invests predominantly in equity securities.

Franklin Small-Mid Cap Growth Securities Fund – Class 2 (Manager: Franklin Advisers, Inc.).  Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

Templeton Developing Markets Securities Fund – Class 2 (Manager: Templeton Asset Management Ltd.).  Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments and normally invests primarily to predominantly in equity securities.

Templeton Foreign Securities Fund – Class 2 (Manager: Templeton Investment Counsel, LLC).  Seeks long-term capital growth.  The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares (Manager: JPMorgan Investment Advisors Inc.).  The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.  Under normal circumstances, at least 80% of the Portfolio’s Assets will be invested in equity securities of mid-cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock.  "Assets" mean net assets, plus the amount of borrowings for investment purposes.

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares (Manager: J.P. Morgan Investment Management Inc.).  The Portfolio seeks capital growth over the long term. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small-cap companies.  "Assets" mean net assets, plus the amount of borrowings for investment purposes.

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (Manager: JPMorgan Investment Advisors Inc.).  The Portfolio seeks to provide high total return from a portfolio of selected equity securities.  Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies.  "Assets" mean net assets, plus the amount of borrowings for investment purposes.

MFS® Variable Insurance TrustSM

MFS Growth Series – Initial Class Shares (Manager:  MFS Investment Management®).  The Growth Series investment objective is to seek capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Research Series – Initial Class Shares (Manager:  MFS Investment Management®).  The Research Series investment objective is to seek capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Research Bond Series – Initial Class Shares (Manager:  MFS Investment Management®). The Research Bond Series investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Strategic Income Series – Initial Class Shares (Manager:  MFS Investment Management®).  The Strategic Income Series investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The Fund’s objective may be changed without shareholder approval.

MFS Total Return Series – Initial Class Shares (Manager:  MFS Investment Management®).  The Total Return Series investment objective is to seek total return. The Fund’s objective may be changed without shareholder approval.

MFS Utilities Series – Initial Class Shares (Manager:  MFS Investment Management®). The Utilities Series investment objective is to seek total return. The Fund’s objective may be changed without shareholder approval.

Seligman Portfolios, Inc.

Seligman Capital Portfolio – Class 2 (Manager:  RiverSource Investments, LLC.).  The objective is capital appreciation.  The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

Seligman Communications and Information Portfolio – Class 2 (Manager:  RiverSource Investments, LLC.).  The Portfolio’s objective is capital gain.  The Portfolio seeks to achieve this objective by investing at least 80% of its net assets in securities of companies operating in the communications, information and related industries.  The Portfolio may invest in companies of any size.

Seligman Smaller-Cap Value Portfolio – Class 2 (Manager:  RiverSource Investments, LLC.).  The Portfolio seeks long-term capital appreciation by investing at least 80% of its net assets in common stocks of companies with small market capitalizations that are deemed to be value companies by the portfolio manager with market capitalizations of $3 billion or less.

There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund.  These important documents contain more detailed information regarding all aspects of the Funds.  Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.  There is no assurance that the Federated Prime Money Fund II Subaccount will be able to maintain a stable net asset value per share.  You should know that during extended periods of low interest rates, and partly as a result of insurance charges, the yields of the Federated Prime Money Fund II Subaccount may also become extremely low and possibly negative.

We cannot guarantee that each Fund or Portfolio will always be available for the Contracts, but in the event that a Fund or Portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund.  Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor we may consider during the selection process is whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payments to us or our affiliates.  We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Variable Account Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Fund.  You bear the risk of any decline in the Variable Account Value of your Contract resulting from the performance of the Funds you have chosen.

We (or our affiliates) may receive payments from a Fund’s investment adviser (or its affiliates).  These payments may be used for any corporate purpose, including payment of expenses that Kansas City Life and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Funds.  Kansas City Life and its affiliates may profit from these payments.  These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets.  Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. (See the Funds’ prospectuses for more information)  This compensation is not reflected in fees and expenses listed in the fee table set forth in each Fund's prospectus.  The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue.  These percentages differ and some advisers (or affiliates) may pay us (or our affiliates) more than others.  Currently, these percentages range from 0.15% to 0.25%.

Additionally, an investment adviser or sub-adviser of a Fund or its affiliates may provide Kansas City Life with wholesaling services that assist in the distribution of the Contracts and may pay Kansas City Life and/or certain of our affiliates amounts to participate in sales meetings.  These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act.  The Distribution Plan is described in more detail in the underlying Fund’s prospectus.  (See “FEE TABLE – ANNUAL PORTFOLIO OPERATING EXPENSES” and “SALE OF THE CONTRACTS”)  The payments are deducted from assets of the Funds and are paid to our distributor, Sunset Financial Services, Inc. (“Sunset Financial”).  These payments decrease the Fund’s investment return.

We make certain payments to Sunset Financial Services, Inc., principal underwriter for the Contracts.  (See “SALE OF THE CONTRACTS”)

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts.  In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts.  However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds.  Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code (“Code”).  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter.  The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.  See the accompanying prospectuses of the Funds for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase.  If the shares of a Portfolio are no longer available for investment or for any other reason in our sole discretion, we decide that further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company.  The substituted fund may have different fees and expenses.  Substitutions may be made with respect to existing investments or the investment of future premiums or both.  We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion.  We will determine on what basis we might make any new Subaccounts available to existing Contract Owners.  We may close Subaccounts to allocation of premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change.  If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

•	operate the Variable Account as a management investment company under the 1940 Act;
•	de-register it under that Act if registration is no longer required;
•	combine it with other Kansas City Life separate accounts; or
•	make any changes required by the 1940 Act.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds.  As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts.  We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

We will solicit voting instructions from you, as required by applicable law or regulation, before any Fund shareholder meeting.  Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares.  We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.  The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote.  We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions.  This means that a small number of Owners may control the outcome of the vote.

DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account.  You may also allocate a portion of your premiums to our Fixed Account.  We provide options such as the Dollar Cost Averaging Plan, the Portfolio Rebalancing Plan and the Systematic Partial Surrender Plan.  The Contract offers only fixed annuity payment options.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus.  The most common differences include the length of the free-look period and the calculation of the free-look refund, maturity date and annuitization, and under payments or over payments due to misstatement of age or sex.  In addition, optional riders may not be available in all states.  See your Contract for specific variations.  Your registered representative may also provide you with additional information about state variations.

PURCHASING A CONTRACT

The maximum Issue Age for which we issue a Contract is 85.  However, for Qualified Contracts with an Issue Age of 70½ or greater, tax laws may require that distributions begin immediately.  We may issue Contracts above the maximum Issue Age under certain circumstances.  We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The minimum initial premium that we accept is a single premium of $25,000.  You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date.  These payments must be at least $50.  We may limit the number and amount of additional premium payments (where permitted).

REPLACEMENT OF CONTRACTS

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract.  You should replace your existing insurance only when you determine that the Contract is better for you.  The charges and benefits of your existing insurance may be different from a Contract purchased from us.  You may have to pay a surrender charge on your existing insurance.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.  Also, because we will not issue the Contract until we have received an initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE-LOOK PERIOD

You may cancel your Contract for a refund during your "free-look" period.  The free-look period applies for the 10 days after you receive the Contract.  When we receive the returned Contract at our Home Office, we will cancel the Contract.  The amount that we will refund will vary according to state requirements.  Most states allow us to refund Contract Value.  In those states, we will return an amount equal to the Contract Value.  We will determine the amount of the Contract Value as of the earlier of:

•	the date the returned Contract is received by us at our Home Office; or
•	the date the returned Contract is received by the registered representative who sold you the Contract.

A few states require a return of the greater of premium payments or Contract Value.  In these states, we will refund the greater of:

•	the premiums paid under the Contract; and
•	the Contract Value as of the earlier of:
•	the date the returned Contract is received by us at our Home Office; or
•	the date the returned Contract is received by the registered representative who sold you the Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

ALLOCATION OF PREMIUMS

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account.  The total amount allocated to the Fixed Account may not exceed 15% of the Contract Value.  You can change the allocation percentages at any time by sending Written Notice to us.  You may also change your allocation by telephone, facsimile, and electronic mail if you have provided proper authorization.  (See “TELEPHONE, FACSIMILE, ELECTRONIC MAIL, AND INTERNET AUTHORIZATIONS”)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

•	for Contracts sold to residents of states that allow refund of Contract Value, we will immediately allocate premiums according to the allocation you requested; and
•
for Contracts sold as an Individual Retirement Annuity or to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period.  At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office.  In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium.  If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application.  If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay.  We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete.  Once the application is complete, we will allocate the initial premium within two business days.  There may be delays in our receipt of application that are outside of our control because of the failure of the registered representative to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you.  Any such delays will affect when your Contract is issued and when your premium is allocated among the Subaccounts and/or the Fixed Account.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment at our Home Office.  Premiums received at our Home Office before the New York Stock Exchange closes are priced using the

Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  If we receive a premium payment after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular session of the New York Stock Exchange.  We will credit amounts to the Subaccounts only on a Valuation Day, that is, on a date the New York Stock Exchange is open for trading.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value.  You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

If mandated under applicable law, we may be required to reject a premium payment.  We may also be required to provide additional information about you or your account to government regulators.  In addition, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or death benefits, until instructions are received from the appropriate regulator.

DETERMINATION OF CONTRACT VALUE

The Contract Value is the sum of the Variable Account Value and the Fixed Account Value.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the following:

•	the investment experience of the selected Subaccounts;
•	premiums paid;
•	surrenders;
•	transfers;
•	charges assessed in connection with the Contract; and
•	Contract loan balance

There is no guaranteed minimum Variable Account Value.  Since a Contract's Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

Calculation of Variable Account Value.  We calculate the Variable Account Value on each Valuation Date.  Its value will be the sum of the values attributable to the Contract in each of the Subaccounts.  We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract.  The unit value of a Subaccount may increase, decrease, or remain the same.

Determination of Number of Accumulation Units.  We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount.  We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

•	any premiums allocated to the Subaccount during the current Valuation Period; and
•	transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period; and

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

•	amounts transferred from the Subaccount to another Subaccount or the Fixed Account including any applicable transfer fee; and
•	amounts surrendered during the current Valuation Period.

Net Investment Factor.  We will calculate a net investment factor on each Valuation Day.  A Subaccount's net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The formula for the net investment factor equals:

(X/Y) – Z

where "X" equals the sum of:

•	the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus
•	the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less
•	the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less
•	the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes attributable to gains or losses in the Funds underlying the Subaccount.

"Y" equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

"Z" equals the charges we deduct from the Subaccount on a daily basis. These charges equal the sum of the asset-based administration charge and the mortality and expense risk charge.  The asset-based administration charge equals 0.25% on an annual basis.  The mortality and expense risk charge equals 1.40% on an annual basis.

Determination of Unit Value.  We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought.  The accumulation unit value for each subsequent Valuation Period is equal to:

A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

TRANSFER PRIVILEGE

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:

•	the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;
•	we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
•
we currently have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account.  However, you can make only one transfer from the Fixed Account each Contract Year.  (See "TRANSFERS FROM FIXED ACCOUNT" for restrictions); and

•	we have the right, where permitted, to suspend or modify this transfer privilege at any time. Any suspension or modification of this privilege will be communicated in writing.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone, facsimile and electronic mail if you have provided proper authorization, unless, in accordance with our policies and procedures regarding frequent transfers among Subaccounts, we require you to provide us with a Written Request for transfers.  (See "TELEPHONE, FACSIMILE, ELECTRONIC MAIL, AND INTERNET AUTHORIZATIONS")  Transfer requests made in writing, by facsimile, or by electronic mail must be received, and transfer requests made by telephone must be completed, before 3:00 p.m. Central Time to receive same-day pricing of the transaction.  Transfer requests received (or completed) before the New York Stock Exchange closes are priced using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  If we receive a transfer request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.

The first six transfers during each Contract Year are free. We will charge a $25 transfer processing fee for all transfers during a Contract Year in addition to the six free ones.  For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request.  We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

Frequent Transfers Among Subaccounts. Frequent requests from Owners to transfer Contract Value between Subaccounts may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by a Portfolio and the reflection of that change in the Portfolio's share price.  Frequent transfers may also increase brokerage and administrative costs of the Portfolios, and may interfere with the efficient management of a Portfolio, requiring it to maintain a high cash position and possibly result in lost investment opportunities and forced liquidations.  Accordingly, frequent transfers may adversely affect the long-term performance of the Portfolios, which, in turn, may adversely affect other Owners and persons with interests under the Contracts (e.g., Annuitants or Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfer activity among Subaccounts.  Our procedures for detecting frequent transfer activity involve examining the number of transfers made by an Owner within given periods of time.  Currently, we monitor for 12 or more transfers in a Contract within a calendar year.  For purposes of applying the parameters used to detect frequent transfer activity, we will aggregate transfers made on the same Valuation Day under multiple contracts owned by the same Owner.  However, we do not aggregate transfers made pursuant to the Dollar Cost Averaging Plan and the Portfolio Rebalancing Plan.

If transfer activity violates our established parameters for detecting frequent transfers, we review those transfers to determine if, in our judgment, the transfers are potentially harmful frequent transfer activity.  If, in our sole opinion, a pattern of excessive transfers develops or a transfer is not in the best interests of one or more Owners, we either will suspend the transfer privilege or will apply limitations or modifications to transfers to or from one or more of the Subaccounts.  We will communicate to Owners in writing any suspension or limitation or modification of the transfer privilege.  Our policies and procedures specify the following as limitations that will be applied to deter excessive transfers:

•	the requirement of a minimum time period between each transfer;
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one Owner;
•	limiting the dollar amount that may be transferred between the Subaccounts by an Owner at any one time;
•	implementing and administering redemption fees imposed by one or more of the Funds in the future; and
•	requiring that a Written Request be provided to us at our Home Office, signed by an Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, including our judgment as to what parameters to use to detect potentially harmful frequent transfer activity and what particular limitation of the five possible limitations described above to apply to deter excessive transfers when a particular instance of potentially harmful transfer activity is detected.  Our ability to detect and apply specific limitations to such transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners to avoid such detection.  We apply our procedures consistently to Owners without special arrangement, waiver or exception.  However, we may vary our procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others.  There is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts.

In our sole discretion, we may at any time and without prior notice revise any procedures we follow as necessary:  to better detect and deter frequent, large, or short-term transfers that may adversely affect Owners and other persons with interests under the Contracts; to comply with state or federal regulatory requirements; or to impose additional or alternate restrictions (such as percentage limits on transfers) on Owners engaging in frequent transfer activity among the Subaccounts.  We also may not process a transfer request if the Subaccount affected by the transfer is unable to purchase or redeem shares of its corresponding Fund Portfolio because of actions taken or limitations imposed by the Fund.

The Funds with Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage frequent transfers among Subaccounts.  You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.  You should be aware that we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us (1) to provide the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) to execute instructions from the

Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

Owners and other persons with interests under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from other insurance companies or from intermediaries such as retirement plans.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts.  The omnibus nature of these orders may limit a Fund's ability to apply its respective frequent trading policies and procedures.  We cannot guarantee that the Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.  We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of Portfolio shares as a result of a Fund's own policies and procedures on frequent purchase and redemption of Fund shares (even if an entire omnibus order is rejected because or frequent transfer activity of a single Owner).  You should read the Fund prospectuses for more details.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract.  If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts or the Fixed Account.  The maximum amount that can be transferred into the Fixed Account through the Dollar Cost Averaging Plan is 15% of the Contract Value.  The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time.  We do not guarantee that the Dollar Cost Averaging Plan will result in a gain or prevent a loss.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from three to 36 months.  To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month.  You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account.

You may elect this plan at the time of application by completing the authorization.  You may also elect it at any time after the Contract is issued by completing the election form.  Dollar cost averaging transfers will start on the next Monthly Anniversary Day following the date we receive your request or on the date you request.  We do not impose a charge for participating in this plan.

Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

•	we have completed the number of designated transfers;
•	the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
•	you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year.  We have the right to cancel this feature at any time with notice to you.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract.  Under this plan, we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value.  We will do this on a quarterly basis at three-month intervals from the Monthly Anniversary Day on which the Portfolio Rebalancing Plan begins.  The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix.  The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions.  If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation.  We do not impose a charge for participating in this plan.

The redistribution will not count as a transfer permitted under the Contract each Contract Year.  If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the Monthly Anniversary Day the Dollar Cost Averaging Plan ends.  If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization.  You may also elect it at any time after the Contract is issued by completing the election form.  Portfolio rebalancing will terminate when:

•	you request any transfer unless you authorize a new allocation; or
•	the day we receive Written Notice instructing us to cancel the plan.

PARTIAL AND FULL CASH SURRENDERS

Partial Surrenders.  You may surrender part of the Cash Surrender Value at any time before your death, the Annuitant’s death or the Maturity Date.  You may submit a Written Notice to the Home Office or provide notice by telephone if you have provided proper authorizations to us.  (See “TELEPHONE, FACSIMILE, ELECTRONIC MAIL, AND INTERNET AUTHORIZATIONS”)  The minimum partial surrender requested must be at least $100.  We will surrender the amount requested from the Contract Value on the date we receive Written Notice or notice by telephone for the surrender. We will price a partial surrender request received in good order before the New York Stock Exchange closes using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 pm Central Time).  For requests received in good order after the New York Stock Exchange closes, we will price such partial surrender request using the Subaccount accumulation unit value determined at the close of the next regular session of the New York Stock Exchange.  There are no surrender charges associated with a partial surrender.  We will make the surrender from each Subaccount and the Fixed Account based on your instructions.  If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Systematic Partial Surrender Plan.  The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount.  If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis.  The minimum payment under this plan is $100.  We will make the surrender from each Subaccount and the Fixed Account based on your instructions.  If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and contact you for further instructions.

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

Certain federal income tax consequences may apply to partial and systematic partial surrenders.  You should consult your tax adviser before requesting a partial or systematic partial surrender.  (See “FEDERAL TAX STATUS")

Full Surrender. You may request a surrender of the Contract for its Cash Surrender Value at any time before the earlier of your death, the Annuitant’s death, or the Maturity Date.  The Cash Surrender Value will equal the Contract Value less:

•	any loan balance;
•	any premium taxes payable; and
•	any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract.  We will price a surrender request received in good order before the New York Stock Exchange closes for normal trading using the Subaccount accumulation unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00 p.m. Central Time).  For requests received in good order after the New York Stock Exchange closes, we will price such surrender request using the Subaccount accumulation unit value determined at the close of the next regular session of the New York Stock Exchange.

Certain federal income tax consequences may apply to a surrender of the Contract.  You should consult your tax adviser before requesting a surrender. (See "FEDERAL TAX STATUS")

Restrictions on Distributions from Certain Contracts.  Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans.  Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;
•	earnings on those contributions; and
•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon:

•	the death of the employee;
•	attainment of age 59 1/2;
•	severance from employment;
•	disability; or
•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.  For Contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) contract comply with applicable tax requirements before we process your request.

CONTRACT TERMINATION

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

•	you have not paid premiums for at least two years;
•	the Contract Value is less than $2,000; and
•	total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract.  We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required.  This additional premium payment must be for at least the required minimum amount.

CONTRACT LOANS

If your Contract is a 403(b) TSA Qualified Contract, you may have the option of taking a Contract loan at any time after the first Contract Year if permitted by your employer’s 403(b) plan.  Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request.  You may obtain a loan by submitting Written Notice.  The only security we require is an assignment of the Contract to us.  We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

Amount of Loan Available.  You may borrow up to the least of:

•
$50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;

•	the greater of 50% of the Cash Surrender Value of the Contract or $10,000; or
•	the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above.  Each loan must be at least $2,500.

Loan Account.  When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account.  The loan account is part of the Fixed Account.  If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account.  Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

Interest Credited on Loaned Amount.  We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3% per year.  We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.

Loan Interest Charged.  On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year.  We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the Contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

Repayment of Loan.  You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly.  Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts.  We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently.  Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period.  You are allowed a 31-day grace period from the installment due date.  If a monthly installment is not received within the 31-day grace period, under federal tax law you will be treated as having a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract.  This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

Loan Balance. Loan balance means all unpaid Contract loans and loan interest.  We will deduct any outstanding loan balance from the Contract Proceeds.  We will terminate your Contract if your total loan balance exceeds the Cash Surrender Value of the Contract.  We will mail notice to you at least 31 days before such termination.

Allowing a Contract to terminate under these circumstances could have adverse tax consequences and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

ERISA Plans. If your 403(b) TSA Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan.  Any loan under this Contract may also be subject to the rules of the plan it is part of.  You are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor regulations governing plan loans.

DEATH BENEFIT BEFORE MATURITY DATE

A death benefit will be paid at the death of either the Annuitant or an Owner of the Contract.  We will determine the amount of and pay the death benefit Proceeds on an individual Contract upon receipt at our Home Office of satisfactory proof of the Owner's or the Annuitant's death before the Maturity Date, plus written direction (from each eligible recipient of death benefit Proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need.  Once a death benefit has been paid, the Contract is terminated.  If you are also the Annuitant, the death benefit Proceeds payable will be those payable on the death of the Annuitant.  However, if the Contract is issued with an Owner and an Annuitant who are not the same individual, the benefit will be paid at the first death.  If the Owner predeceases the Annuitant, the Cash Surrender Value of the Contract will be paid to the Beneficiary.  If the Annuitant predeceases the Owner, the Guaranteed Minimum Death Benefit, as described below, will be paid to the Beneficiary.

Calculation of the Guaranteed Minimum Death Benefit.  The Contract provides a Guaranteed Minimum Death Benefit.

We guarantee that the death benefit will be the greatest of:

•	premiums paid, proportionately adjusted for any surrenders less any loan balance;
•	the Contract Value less any loan balance on the date we receive due proof of Annuitant's death (including any documents we require to process and make payment); and
•
the highest Contract Value as of every fifth year Contract anniversary during any point the Contract has been in effect on or before the Annuitant’s death.  Any loan balance will be deducted from such Contract Value and the Contract Value will also be proportionately adjusted for partial surrenders plus any additional premiums paid.

The Guaranteed Minimum Death Benefit at ages above 80 will equal the greater of the Contract Value on the date on which we receive due proof of death or the Guaranteed Minimum Death Benefit as of the Contract anniversary on which the Annuitant attains age 80 proportionately adjusted for partial surrenders less any loan balance plus any additional premiums paid.

Death of Annuitant.  If the Annuitant dies before the Maturity Date, we will pay the death benefit Proceeds under the Contract to the Beneficiary.

We will pay the Proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elects a payment option.  If the Annuitant is an Owner, we are required to distribute the Proceeds in accordance with the rules described below in "Death of Owner" for the death of an Owner before the Maturity Date.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

Death of Owner.  If an Owner dies before the Maturity Date while the Annuitant is alive, federal tax law requires (for a Non-Qualified Contract) that we distribute the Cash Surrender Value (or if an Owner is the Annuitant, the Proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death.  If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

•	the Proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary’s life expectancy);
•	the distributions begin within one year of the Owner’s death; and
•	the Beneficiary is a natural person, not a legal entity such as a corporation or trust.

If the deceased Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.  In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value; we will increase the Contract Value to equal the death benefit.  We will base this increase of the Contract Value on the date we are notified of the death of the Owner.  If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application.  Joint Owners must be husband and wife as of the Contract Date.

Naming different persons as Owner and Annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements.  Any change in or death of the Annuitant will be treated as the death of an Owner.  Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

The Maturity Date is the latest date when Proceeds under the Contract are payable.  We will apply the Contract Value (less any loan balance and any applicable premium taxes) if you elect to receive the Proceeds under a Life Payment Option, as a Non-Life Payment Option or as a Lump sum payment.  You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:

•	the Contract anniversary following the Annuitant's 85th birthday; or

•	the tenth Contract anniversary.

The earliest Maturity Date will be equal to the 10th Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70½.  Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

•	we must receive your Written Notice at least 30 days before the current Maturity Date;
•	you must request a Maturity Date that is at least 30 days after receipt of the Written Notice;
•	the requested Maturity Date must not be later than any earlier Maturity Date required by law; and
•	you submit your Contract if we require it.

On the Maturity Date, we will apply the Proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the Proceeds under another payment option or in a lump sum.  (See "PAYMENT OPTIONS")

PAYMENTS

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice.  All documents received must be in good order.  This means that instructions are sufficiently clear so that we do not need to exercise any discretion to follow such instructions.  We must also receive due proof of death to pay a death benefit.  We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or
•	the SEC permits by an order the postponement for the protection of Owners; or
•
the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored.  We also reserve the right to defer payment of transfers, partial and full cash surrenders, loans or death benefit Proceeds from the Fixed Account for up to six months.

If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, annuity payments, or death benefit Proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your account to government regulators.

Legacy Account.  As described below, Kansas City Life will pay death benefit Proceeds through Kansas City Life's Legacy Accounts.  For each claim, which meets the criteria listed below, Kansas City Life will set up a Legacy Account.  Kansas City Life will forward a Legacy Account checkbook to the Owner or Beneficiary.  The individual Legacy Accounts are managed by a third party administrator and the checks are drawn on a bank separate from the Kansas City Life general account.  The Legacy Accounts pay interest and provide check-writing privileges, which are funded by Kansas City Life.  An Owner or Beneficiary (whichever applicable) has immediate and full access to Proceeds by writing a check on the account.  Kansas City Life pays interest on death benefit Proceeds from the date of death to the date the Legacy Account is closed, and holds reserves to fund disbursements.  However, the Legacy Accounts are subject to the claims of creditors of Kansas City Life.  Kansas City Life may profit from amounts left in a Legacy Account.  Further, the Legacy Accounts are retained asset accounts and are not bank accounts and are not insured, nor guaranteed, by the FDIC or any other government agency.

Kansas City Life will pay death benefit Proceeds through the Legacy Account when:

•	the Proceeds are paid to an individual; and
•	the amount of Proceeds is $5,000 or more; and
•	the treatment is acceptable in the state in which the claim is made.

Any other use of the Legacy Account requires approval of the Company.

MODIFICATIONS

We may modify the Contract, subject to providing notice to you.  We may only make modification if it is necessary to:

•	make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;
•
assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);

•	reflect a change in the operation of the Variable Account; or
•	provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required), which will reflect the changes.

REPORTS TO CONTRACT OWNER

We will mail you a report containing key information about the Contract at least annually.  The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation.  We will show the information in the report as of a date no more than two months prior to the date of mailing.  We will send you a report at any other time during the year that you request for a reasonable charge.

TELEPHONE, FACSIMILE, ELECTRONIC MAIL, AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

•	transfer of Contract Value;
•	change in premium allocation;
•	change in dollar cost averaging;
•	change in portfolio rebalancing; or
•	Contract loan.

In addition, you may make a partial surrender request by telephone if you provided proper authorization to us.  We may suspend these privileges at any time if we decide that such suspension is in the best interests of Owners.

We accept Written Requests transmitted by facsimile, but reserve the right to require you to send us the original Written Request.

Electronic mail requests that are received at customerservice@kclife.com before 3:00 p.m. Central Time on a Valuation Day will be processed on that Valuation Day.  If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.  If an incomplete request is received, we will notify you as soon as possible by return e-mail.  Your request will be honored as of the Valuation Day when all required information is received.

Requests can also be made by accessing your account on the Internet at http://www.kclife.com.  Requests received before 3:00 p.m. Central Time on a Valuation Day will be processed on that Valuation Day.  If we receive a request after the New York Stock Exchange closes, we will process the order using the Subaccount accumulation unit value determined at the close of the next regular business session of the New York Stock Exchange.  If any of the fields are left incomplete, the request will not be processed and you will receive an error message.  Your request will be honored as of the Valuation Day when all required information is received.  You will receive a confirmation in the mail of the changes made within five days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or e-mail are genuine.  If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.  The procedures we will follow for facsimile and e-mail communications include verification of Contract number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available.  Any telephone, facsimile, electronic mail system or Internet connection, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons.  These outages may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to our Home Office.

OPTIONAL RIDERS

FIVE PLUSSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT

IMPORTANT TERMS

Covered Person means:  the person whose life we use to determine the duration of the Lifetime Income Amount payments.  You should carefully consider who will be the Covered Person under the Five PlusSM Guaranteed Minimum Withdrawal Benefit (the “GMWB”) rider.  Under Qualified Contracts, the Covered Person must be the Owner.  Under Non-Qualified Contracts, the Covered Person must be the Owner, Annuitant, or Beneficiary.  Certain benefits under this rider depend on the age of the Covered Person and the relationship of the Owner to the Beneficiary.  (See “LIFETIME INCOME AMOUNT” and “DEATH BENEFITS”)

Designated Subaccounts means:  the Designated Subaccounts to which you can allocate premiums and Contract Value under this rider.

Excess Withdrawal means:  a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount; or a withdrawal, and any subsequent withdrawals in that Contract Year, that causes total withdrawals during a Contract Year after the Lifetime Income Date to exceed the Lifetime Income Amount.

Guaranteed Withdrawal Balance means:  the total amount available for future periodic guaranteed withdrawals.

Guaranteed Withdrawal Amount means:  the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero.

Investment Strategy means:  the Model Allocations and/or Designated Subaccounts to which you must allocate premiums and Contract Value for this rider to remain in effect.

Model Allocation means:  one of the choices available for allocating your premiums and Contract Value under this rider.

Rider Effective Date means:  the Contract anniversary date that the Five PlusSM Guaranteed Minimum Withdrawal Benefit is effective from.

Lifetime Income Amount means:  the amount we guarantee to be available each Contract Year for withdrawal during the life of the Covered Person while this rider is in effect.  The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change in a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change in a Qualified Contract that removes the Covered Person from the Contract as an Owner.

Lifetime Income Date means:  the Contract anniversary on or after the Covered Person reaches age 65, or the Rider Effective Date if the Covered Person is already age 65 or older at the time the rider is elected.

Withdrawal means:  the amounts partially surrendered as described in the Contract.

Settlement Phase occurs:  when total withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount; and when the Contract Value reduces to zero; and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero.

Note: Illustrations of how the Guaranteed Minimum Withdrawal Benefit rider works are provided in Appendix B to this Prospectus.

DESCRIPTION OF THE GMWB RIDER

If you are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money you can withdraw from the Contract, we offer for an additional charge an optional GMWB rider.  The GMWB provides alternative guarantees --- which guarantee you receive depends on the amount of the withdrawals you take and the age of the Covered Person.  First, the GMWB guarantees the return of all of the amounts you have invested in the Contract, as long as you limit your withdrawals each Contract Year to the Guaranteed Withdrawal Amount (this guarantee is available both before and after the Lifetime Income Date).  Second, on and after the Lifetime Income Date, as long as you limit your annual withdrawals to the Lifetime Income Amount, the GMWB guarantees you annual payments of that amount for the rest of the Covered Person’s life, no matter how long the Covered Person lives, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.  However, the maximum amount you may be able to withdraw as a Lifetime Income Amount may be less than if you continued to take withdrawals as a Guaranteed Withdrawal Amount.

Example:

Assume that you purchase a Contract with the GMWB when you are 55.  Your initial premium payment is $100,000.  You make annual withdrawals in each of the next ten years equal to the Guaranteed Withdrawal Amount, or $5,000 (5% of the initial premium payment of $100,000).  Assuming 0% net investment experience and no annual bonus amounts credited during each of the ten years, after the 10th Contract Year your Contract Value will be $50,000 and your Guaranteed Withdrawal Balance will be $50,000.  You are the Covered Person under the Contract and are now 65 years old.  You have reached the Lifetime Income Date.  If, in each Contract Year thereafter, you limited your annual withdrawals to the Lifetime Income Amount of $2,500 (5% of $50,000 on the Lifetime Income Date), you would be eligible to receive the Lifetime Income Amount of $2,500 annually for the rest of your life.  However, if you continued to withdraw $5,000 annually, you would be guaranteed to receive back your entire $100,000 initial premium payment because your annual withdrawals did not exceed the Guaranteed Withdrawal Amount.  You would then not be guaranteed to receive the Lifetime Income Amount annually for the rest of your life because your annual withdrawals exceeded the Lifetime Income Amount of $2,500.

The GMWB does not guarantee Contract Value or the performance of any investment option or model allocation.

IMPORTANT CONSIDERATIONS

•	If your annual withdrawals are greater than the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date), the value of the GMWB rider may be significantly reduced.
•	You must allocate all premiums and Contract Value to the Investment Strategy (described below) on and after the Rider Effective Date.
•
To maximize your potential to receive payments under the GMWB rider, you must limit your withdrawals to withdrawals that are not Excess Withdrawals each Contract Year and allocate your Contract Value according to the Investment Strategy options described below.  These restrictions are intended to minimize the risk that your Contract Value will be reduced to zero before death, thereby requiring us to make settlement payments.

•	Accordingly, a significant risk against which the rider protects, i.e., that your Contract Value will reduce to zero (other than due to an Excess Withdrawal) while you are alive, may be minimal.
•
Moreover, because these restrictions lessen the risk that your Contract Value will be reduced to zero while you are still alive, they also significantly reduce the risk that we will make any settlement payments.

•
In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Withdrawal Balance, then your Contract Value will never be reduced to zero and we will never make settlement payments.

•	The GMWB rider will end on the Maturity Date unless we are making payments under the Settlement Phase of the GMWB rider.

•
We do not automatically increase your Guaranteed Withdrawal Balance when your Contract appreciates in value.  We will only increase your Guaranteed Withdrawal Balance if you pay an additional premium or if there is a step-up or bonus.

•
Please remember that all withdrawals, including those made under the GMWB rider, reduce your Contract Value and death benefit, may result in receipt of taxable income to the Owner under federal and state law, and if made before the Owner attains age 59½, may be subject to a 10% penalty tax.

•	Withdrawals under the GMWB rider are not annuity payments. Annuity payments generally receive more favorable tax treatment than withdrawals. (See “FEDERAL TAX ISSUES”)
•	You will begin paying the GMWB rider charge as of the Rider Effective Date, even if you do not begin taking withdrawals for many years.
•
If the Covered Person dies or is no longer an Owner, Beneficiary, or Annuitant of the Non-Qualified Contract or is no longer an Owner of the Qualified Contract, the Lifetime Income Amount reduces to zero.

•	To receive the full benefit of withdrawals for your lifetime, your Contract Value must be reduced to zero and the Annuitant must be living at that time.
•	You may not make additional premium payments during the Contract’s Settlement Phase.
•
If you choose to not take withdrawals equal to or less than the Guaranteed Withdrawal Amount during each Contract Year, the remaining Guaranteed Withdrawal Amount may not be carried forward to any other Contract Year.

•	The GMWB rider may not be available in all states, and we may otherwise limit its availability.
•	Once you elect the GMWB rider, you may not cancel it for 5 years after the Rider Effective Date.
•
If the Covered Person is the Owner and the Owner dies before the Settlement Phase, the Lifetime Income Amount will reduce to zero.  The benefits provided by this rider will only continue if the Beneficiary is the surviving spouse of the Owner, the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time the death benefit is determined, and the Beneficiary does not take the death benefit under the terms of the Contract.

•	Inflation may impact the value of the GMWB rider.
•
The addition of the GMWB rider to your Contract will not automatically cancel any Systematic Partial Surrender Plan you have established.  Since withdrawals more than your Guaranteed Withdrawal Amount may significantly reduce or eliminate your ability to make withdrawals on and after the Lifetime Income Date, you should consider adjusting your existing Systematic Partial Surrender Plan.

•	Any amount we pay in excess of your Contract Value is subject to our financial strength and claims-paying ability.

You should not purchase the GMWB if:

•
you expect to take annual withdrawals in excess of the Guaranteed Withdrawal Amount or the Lifetime Income Amount (after the Lifetime Income Date) because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are primarily interested in maximizing the Contract’s potential for long-term accumulation rather than building a Guaranteed Withdrawal Balance that will provide guaranteed withdrawals;
•	your Contract is a Qualified Contract that has withdrawal restrictions that prevent you from taking withdrawals; or
•	you do not expect to take withdrawals.

In considering whether to purchase the GMWB rider, you must consider your desire for protection and the cost of the rider versus the possibility that had you not purchased the GMWB rider, your Contract Value may have been higher.  You should consult your financial professional to discuss whether the GMWB rider suits your needs.

WHEN TO TAKE WITHDRAWALS

You should carefully consider when to begin taking withdrawals if you have elected the GMWB.  If you begin taking withdrawals too soon, you may limit the value of the GMWB.  For example, you may not be able to increase your Guaranteed Withdrawal Balance and you may lose the potential for increases though step-ups and bonuses.  If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

PURCHASING THE GMWB RIDER

You may elect the GMWB rider at the time you purchase a Contract or the rider may be added to an existing Contract provided:

•	the rider is available for sale in the state where the Contract is sold;

•	you limit your investment of premiums and Contract Value to the Investment Strategy options we make available with the rider;
•	the Covered Person has attained age 20 and has not yet attained age 81; and
•	the Contract does not have a loan balance.

We reserve the right to refuse to issue the GMWB rider at our sole discretion.

GUARANTEED WITHDRAWAL BALANCE

The Guaranteed Withdrawal Balance is used to calculate the Guaranteed Withdrawal Amount and Lifetime Income Amount.  Your Guaranteed Withdrawal Balance is not permitted to exceed $5 million.  The initial Guaranteed Withdrawal Balance is equal to your initial premium, or if the GMWB rider is added after the Contract Date, the initial Guaranteed Withdrawal Balance is the Contract Value on the Rider Effective Date.  Each time an additional premium is paid, the Guaranteed Withdrawal Balance increases by the amount of the additional premium.  The Guaranteed Withdrawal Balance may also increase as a result of a bonus or step-up and it will decrease as a result of a withdrawal.  (See “BONUS,” “STEP-UPS,” and “EFFECT OF WITHDRAWALS ON THE GUARANTEED WITHDRAWAL BALANCE AND THE GUARANTEED WITHDRAWAL AMOUNT”)  The Guaranteed Withdrawal Balance is not a cash value or surrender value, is not available to the Owner, Annuitant or Beneficiary, is not a minimum return for any Subaccount, is not a guarantee of Contract Value, and may not be withdrawn as a lump sum.

GUARANTEED WITHDRAWAL AMOUNT

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for withdrawal until the Guaranteed Withdrawal Balance reduces to zero while the GMWB rider is in effect.  The maximum Guaranteed Withdrawal Amount at any time is $250,000.  The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

LIFETIME INCOME AMOUNT

The Lifetime Income Amount is the amount we guarantee to be available each Contract Year, on and after the Lifetime Income Date, for withdrawal during the life of the Covered Person while the GMWB rider is in effect.  We determine the initial Lifetime Income Amount on the Lifetime Income Date. The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.  The Lifetime Income Amount reduces to zero upon the death of the Covered Person or upon a change on a Non-Qualified Contract that removes the Covered Person from the Contract as an Owner, Beneficiary, or Annuitant or upon a change on a Qualified Contract that removes the Covered Person from the Contract as an Owner.

Effect of Withdrawals on the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount.  If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals.  If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount (referred to as “Excess Withdrawals”), we will automatically reset the Guaranteed Withdrawal Balance to equal the lesser of:

•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately prior to the Excess Withdrawal minus the amount of the Excess Withdrawal.

Each time we reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount.

The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.

We do not recalculate your Guaranteed Withdrawal Amount when you make a withdrawal that is less than or equal to the Guaranteed Withdrawal Amount and total withdrawals during that Contract Year remain below or equal to the Guaranteed Withdrawal Amount.

Effect of Withdrawals on the Lifetime Income Amount.  On or after the Lifetime Income Date, we will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount (also referred to as “Excess Withdrawals”).  The Lifetime Income Amount will be automatically reset to equal the lesser of:

•	the Lifetime Income Amount immediately prior to the Excess Withdrawal; or
•	5% multiplied by the greater of:
•	the Contract Value immediately after the Excess Withdrawal; or
•	the Guaranteed Withdrawal Balance immediately after the Excess Withdrawal.

We do not recalculate your Lifetime Income Amount when you make a withdrawal that is less than or equal to the Lifetime Income Amount and total withdrawals during that Contract Year remain below or equal to the Lifetime Income Amount.  In certain circumstances, however, we will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year.  These involve withdrawals taken as Required Minimum Distributions.  (See “REQUIRED MINIMUM DISTRIBUTIONS”)

Please note if you take any withdrawals before the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount.  Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount (as long as the Guaranteed Withdrawal Balance has not reduced to zero) your Lifetime Income Amount may be reduced if the amount you withdraw exceeds the Lifetime Income Amount.  You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Remember:

•	Excess Withdrawals could reduce your Guaranteed Withdrawal Balance by substantially more than the actual amount of the withdrawal.
•	Excess Withdrawals may significantly reduce or eliminate future Guaranteed Withdrawal Amounts and Lifetime Income Amounts.

BONUS

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the GMWB rider’s bonus period if you take no withdrawals during that Contract Year.  The bonus period is the first 10 Contract Years after the Rider Effective Date while the Covered Person is less than age 80.  Each time you qualify for a bonus:

If the Guaranteed Withdrawal Balance was not previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by:

•	an amount equal to 5% of total premiums paid (subject to the applicable limits on additional premiums) to the Contract if the rider is issued on the Contract Date; or
•
an amount equal to 5% of the initial Guaranteed Withdrawal Balance, increased by any premiums paid (subject to the applicable limits on additional premiums) since the Rider Effective Date, if this rider is added after the Contract Date.

If the Guaranteed Withdrawal Balance was previously stepped-up or reset, we will increase the Guaranteed Withdrawal Balance by an amount equal to 5% of the sum of the Guaranteed Withdrawal Balance immediately after the latest step-up or reset, and any premiums received since such latest step-up or reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount as follows:

•	The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus; and

•	The Lifetime Income Amount will equal the greater of the Lifetime Income Amount immediately prior to the bonus or 5% of the Guaranteed Withdrawal Balance immediately after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and consequently, will increase the rider charges (because such charges are based on a greater Guaranteed Withdrawal Balance).  Further, bonuses may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.  Bonuses do not increase the Contract Value of the Contract.

STEP-UPS

If the Contract Value on any step-up date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase (“step-up”) the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Upon a step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the current monthly rider charge percentage.  (See “GMWB RIDER CHARGE”)

The Guaranteed Withdrawal Amount will equal the greater of:

•	the Guaranteed Withdrawal Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

The Lifetime Income Amount will equal the greater of:

•	the Lifetime Income Amount immediately prior to the step-up; or
•	5% multiplied by the Guaranteed Withdrawal Balance immediately after the step-up.

We reserve the right to increase the current monthly rider charge percentage up to 0.10%.  If we decide to increase the current monthly rider charge percentage at the time of a step-up, you will receive advance notice and be given the opportunity to decline the automatic step-up.  (See “GMWB RIDER CHARGE”)

The step-up dates occur only while the GMWB rider is in effect. The step-up dates occur on each of the 3rd, 6th, and 9th Contract anniversaries after the Rider Effective Date.  After the 9th Contract anniversary, the step-up dates occur on each succeeding Contract anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract anniversary.

If you decline an automatic step-up, you will have the option to elect to step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent step-up dates. If you decide to step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic step-ups.

Please note that the automatic step-up may be of limited benefit if you intend to make premium payments that would cause your Contract Value to approach $5 million, since the Guaranteed Withdrawal Balance is not permitted to exceed $5 million.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

ADDITIONAL PREMIUMS

We will increase the total Guaranteed Withdrawal Balance by the amount of each additional premium we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount:

In the case of the Guaranteed Withdrawal Amount, to equal the greater of the:

•	Guaranteed Withdrawal Amount immediately prior to the premium; or
•	the lesser of:
•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or

•	the Guaranteed Withdrawal Amount immediately prior to the premium plus an amount equal to 5% of the premium.

In the case of the Lifetime Income Amount, to equal the greater of the:

•	Lifetime Income Amount immediately prior to the premium; or
•	the lesser of:
•	5% of the Guaranteed Withdrawal Balance immediately after the premium; or
•	the Lifetime Income Amount immediately prior to the premium plus an amount equal to 5% of the premium.

We do not permit additional premiums during a Contract’s Settlement Phase, as described below.

Premium limits on Non-Qualified Contracts.   If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to pay premiums.  On or after the first Contract anniversary following the Rider Effective Date, we will not accept any additional premium without our prior approval that either:

•	exceeds $100,000; or
•	causes the total of all additional premiums paid since the first Contract anniversary following the Rider Effective Date to exceed $100,000.

For Non-Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract anniversary following the Rider Effective Date.

Premium limits on Qualified Contracts. If we issue your Contract in connection with a tax-qualified retirement plan, including an IRA, we also impose additional limits on your ability to make premium payments:

•
after the first Contract anniversary after the Covered Person reaches age 65, we will not accept additional premium payments, without our prior approval, that exceed $100,000 or cause the total premiums paid after the first Contract anniversary following the Rider Effective Date to exceed $100,000; and

•	we will not accept any premium after the Covered Person becomes age 81.

For Qualified Contracts, we reserve the right to refuse to accept additional premiums at any time after the first Contract anniversary after the Covered Person reaches age 65.

You should consult with a qualified tax adviser prior to electing the GMWB rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Please note that the premium limitations discussed in this section are in addition to the premium limitations discussed under “Purchasing a Contract” earlier in the Prospectus.

INVESTMENT STRATEGY

The Investment Strategy includes several Model Allocations, each based on different profiles of an investor’s willingness to accept investment risk, and Designated Subaccounts.  You must choose one of these available Model Allocations or Designated Subaccounts and your initial premium payment (in the case of a new application) or Contract Value, as applicable, will be allocated to the Investment Strategy according to the investment option you select.  Subsequent premium payments will also be allocated accordingly.  Contract Value will be rebalanced quarterly to maintain the current allocations.  Investment in an Investment Strategy is intended to minimize the risk that your Contract Value will be reduced to zero because of guaranteed withdrawals before the Annuitant’s death, thereby requiring Kansas City Life to make settlement payments to you during the Settlement Phase.

While the GMWB rider is in effect, you must invest 100% of your premium payments and Contract Value at all times in a manner consistent with any one of the Model Allocations or Designated Subaccounts currently offered in the Investment Strategy (please note that solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the Federated Prime Money Fund II Subaccount to be a Designated Subaccount.  (See “AVAILABLE MODEL ALLOCATIONS AND DESIGNATED SUBACCOUNTS”)

Unless you request otherwise, withdrawals will be taken in proportion to the Contract Value in the Subaccounts; you may specify the Subaccounts from which a withdrawal is to be made.

You should consult with your financial professional to assist you in determining which Model Allocation or Designated Subaccount available with the GMWB rider is best suited for your financial needs and risk tolerance.

AVAILABLE MODEL ALLOCATIONS AND DESIGNATED SUBACCOUNTS

You must allocate your entire Contract Value to one of the available Investment Strategy options shown below (however, solely for the purposes of the Dollar Cost Averaging Plan, under our current administrative procedures, we deem the

Federated Prime Money Fund II Subaccount to be a Designated Subaccount).  On a quarterly basis, we will rebalance your entire Contract Value to the Subaccounts in accordance with the percentages specified in the Model Allocation/Designated Subaccount you elected.

Under our Dollar Cost Averaging Plan, you may elect to allocate your premiums and Contract Value over time to one of the available Model Allocations or Designated Subaccounts.  If you elect the Dollar Cost Averaging Plan and you have elected the GMWB rider, transfers will occur on a monthly basis for a period you choose, ranging from 3 to 12 months.

We offer 5 Model Allocations, each comprised of a carefully selected combination of investment options, and 4 Designated Subaccounts.  You need to determine which Model Allocation or Designated Subaccount is best for you.  You should consult with your financial adviser on this decision.  Your financial adviser can help you determine which Investment Strategy option is best suited to your financial needs, investment time horizon, and willingness to accept investment risk.  You should periodically review these factors with your financial adviser to determine if you should change the Investment Strategy option to keep up with changes in your personal circumstances.  Your financial adviser can assist you in completing the proper forms to make a change to a different Investment Strategy option.  Kansas City Life bears no responsibility for your decision to select or change your Investment Strategy option.

The available Model Allocations are:

Moderate Aggressive
Allocation	Subaccount
14%	American Century VP Value Fund
14%	MFS Research Bond Series – Initial Class Shares
12%	Dreyfus Stock Index Fund, Inc. – Initial Shares
11%	American Century VP International Fund
8%	Templeton Foreign Securities Fund – Class 2
7%	American Century VP Inflation Protection Fund – Class II
7%	JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares
7%	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares
6%	Seligman Capital Portfolio – Class 2
4%	Fidelity VIP Contrafund® Portfolio – Service Class 2
4%	Franklin Global Real Estate Securities Fund – Class 2
3%	American Century VP Ultra® Fund
3%	Templeton Developing Markets Securities Fund – Class 2

Moderate
Allocation	Subaccount
17%	MFS Research Bond Series – Initial Class Shares
13%	American Century VP Value Fund
12%	Dreyfus Stock Index Fund, Inc. – Initial Shares
10%	American Century VP Inflation Protection Fund – Class II
8%	American Century VP International Fund
8%	MFS Strategic Income Series – Initial Class Shares
7%	Templeton Foreign Securities Fund – Class 2
5%	JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares
4%	Fidelity VIP Contrafund® Portfolio – Service Class 2
4%	Seligman Capital Portfolio – Class 2
3%	Federated Prime Money Fund II
3%	Franklin Global Real Estate Securities Fund – Class 2
3%	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares
3%	Templeton Developing Markets Securities Fund – Class 2

Moderate Conservative
Allocation	Subaccount
23%	MFS Research Bond Series – Initial Class Shares
14%	MFS Strategic Income Series – Initial Class Shares
13%	American Century VP Inflation Protection Fund – Class II
13%	American Century VP Value Fund
8%	Dreyfus Stock Index Fund, Inc. – Initial Shares
7%	American Century VP International Fund
6%	Federated Prime Money Fund II
5%	Templeton Foreign Securities Fund – Class 2
4%	Fidelity VIP Contrafund® Portfolio – Service Class 2
4%	Seligman Capital Portfolio – Class 2
3%	JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares

Conservative
Allocation	Subaccount
33%	MFS Research Bond Series – Initial Class Shares
21%	MFS Strategic Income Series – Initial Class Shares
17%	American Century VP Inflation Protection Fund – Class II
9%	American Century VP Value Fund
9%	Federated Prime Money Fund II
5%	American Century VP International Fund
3%	Dreyfus Stock Index Fund, Inc. – Initial Shares
3%	Fidelity VIP Contrafund® Portfolio – Service Class 2

Indexed Strategy
Allocation	Subaccount
65%	Dreyfus Stock Index Fund, Inc. – Initial Shares
35%	MFS Research Bond Series – Initial Class Shares

You may allocate your premiums and Contract Value among any of the Designated Subaccounts.  Allocation percentages must be whole percentages only and the total of allocation percentages in the Designated Subaccounts must equal 100%. The available Designated Subaccounts are:

•	Fidelity VIP Freedom 2010 Portfolio – Service Class 2
•	Fidelity VIP Freedom 2015 Portfolio – Service Class 2
•	Fidelity VIP Freedom 2020 Portfolio – Service Class 2
•	Fidelity VIP Freedom Income Portfolio – Service Class 2

Sunset Financial Services, Inc., an affiliate of Kansas City Life Insurance Company, will serve as your investment adviser solely for purposes of developing and updating the Model Allocations.  If you select a Designated Subaccount instead of a Model Allocation, you will not have an investment advisory relationship with us or Sunset Financial.  For more information on Sunset Financial’s role as investment adviser in connection with the Model Allocations, please see Part II of Sunset Financial’s Form ADV (the investment adviser registration form), which will be provided to you if you select a Model Allocation and at any time upon your request.

On a periodic basis or when Sunset Financial believes appropriate, the Model Allocations are evaluated and the Model Allocations are updated, as discussed below.  In developing and periodically updating the Model Allocations, we currently rely on the recommendations of an independent third-party analytical firm.  We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

Each of the Model Allocations is evaluated periodically to assess whether the combination of Investment Options within each Model Allocation should be changed.  As a result of the periodic analysis, the percentage allocations in each Model Allocation may change, and Subaccounts may be added to or substituted in a Model Allocation (including Subaccounts not currently available), or Subaccounts may be deleted from a Model Allocation.  We also periodically evaluate the Designated Subaccounts, and may add, remove, or substitute the Designated Subaccounts within the Investment Strategy.

We will notify you at least 30 days in advance of any substitution, removal, or change to a Model Allocation or Designated Subaccount that you selected.  You should carefully review these notices.  If you wish to accept the changes in your selected Investment Strategy option, you will not need to take any action, as your Contract Value and any subsequent premium payments will be reallocated in accordance with the updated Investment Strategy option accordingly.  If you do not wish to accept the changes to your selected Investment Strategy option, you can change to a different Investment Strategy option or terminate the GMWB rider.

No Model Allocation is a fund-of-funds.  For more information regarding each Fund that we permit you to invest in through an Investment Strategy option, including information relating to that Fund’s investment objectives, policies and restrictions, and the risks of investing in that Fund, please see the “Kansas City Life, the Variable Account and the Funds” section of this Prospectus as well as the Fund’s prospectus.  You can obtain a Prospectus containing more complete information on each of the Funds by contacting Variable Administration at 1-800-616-3670.  You should read the Fund’s prospectus carefully before investing.

You may change to one of the other available Model Allocations or Designated Subaccounts within the Investment Strategy, at any time, by Written Request.  Any change will be effective on the date we receive your Written Request.  You must transfer all of your Contract Value at the time of such Written Request to that Model Allocation or Designated Subaccount.  You may not make transfers between the Subaccounts and the Fixed Account other than to transfer 100% of your Contract Value to another Investment Strategy option.  We will waive the restrictions defined in “Transfer Privilege” if the applicable transfer is required under the terms of the GMWB rider.

A Model Allocation or a Designated Subaccount may not perform as intended.  Although the Model Allocations are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Model Allocations are based, which could cause the Model Allocations to be ineffective or less effective in reducing volatility.  Investment performance of your Contract Value could be better or worse than expected.  A Model Allocation may perform better or worse than any single Subaccount or asset class or other combinations of Investment Options or asset classes.  One purpose of requiring you to invest in accordance with the Investment Strategy is to limit Kansas City Life’s exposure under the GMWB rider.  This is done by ensuring that your Contract Value is diversified and not concentrated in the riskiest Subaccounts.  You should not purchase the GMWB rider if you wish to allocate your Contract Value in a non-diversified or highly aggressive manner.

Model Allocation performance is dependent upon the performance of the component Subaccounts.  The timing of your investment and the frequency of automatic rebalancing may affect performance.  Your Contract Value will fluctuate, and when redeemed, may be worth more of less than the original cost.

Sunset Financial may be subject to competing interests that have the potential to influence its decision making with regard to the Model Allocations (such competing interests also may be present when Kansas City Life selects the Designated Subaccounts that are available in the Investment Strategy).  For example, Kansas City Life may receive greater compensation in connection with investments in certain Subaccounts than other Subaccounts, thereby providing Sunset Financial with incentive to use the Subaccount with the higher compensation as part of a Model Allocation.  All Model Allocations are analyzed by an independent third party analytical firm.  We do not dictate to the third party analytical firm the number of Subaccounts in a Model Allocation, the percent that any Subaccount represents in a Model Allocation, or which Subaccounts may be selected (other than to require the exclusion of any Subaccount that is expected to be liquidated, merged into another Subaccount, or otherwise closed).  We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Model Allocations (as described above) reduces the potential for us to be influenced by these competing interests, but there can be no assurance of this.

The Subaccounts and the Funds in which they invest will need to issue new accumulation units or shares, or redeem their accumulation units or shares, as a result of the periodic updating of the Model Allocations.  Therefore, a Fund may need to buy securities with the money it receives from shares issued or sell securities to raise cash to pay redemption proceeds, thereby incurring transaction costs and possibly disrupting the management of the Fund.  This may adversely affect the performance of the Funds and the Model Allocations.

If you elect to purchase the GMWB rider you may invest your Contract Value only in the Investment Strategy options we make available with this benefit.

REQUIRED MINIMUM DISTRIBUTIONS

For purposes of the GMWB rider, withdrawals considered Required Minimum Distributions are distributions within a calendar year that are intended to be paid to you as required by Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c) of the Internal Revenue Code.

Under our Required Minimum Distributions program, each withdrawal will be in an amount that we determine to be your Required Minimum Distribution under your Contract, considering only that Contract.  Our calculation will be based on information that you provide and our understanding of the Code.  We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

You should discuss these matters with your tax adviser prior to electing the GMWB rider.

Each withdrawal under our Required Minimum Distributions program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Required Minimum Distributions program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

We will not make any further withdrawals under our Required Minimum Distributions program if both the Contract Value and the Guaranteed Withdrawal Balance reduce to zero. We will make distributions as part of the Contract’s Settlement Phase, however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Required Minimum Distributions provide minimum lifetime distributions as described or as required under certain sections of the Code.  Withdrawals under our Required Minimum Distributions program will not be treated as Excess Withdrawals and will not reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.

SETTLEMENT PHASE

We automatically make settlement payments during the GMWB rider’s Settlement Phase. The Settlement Phase begins if total withdrawals during the Contract Year:

•	are equal to or less than the Guaranteed Withdrawal Amount; and
•	the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero.

During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional riders, terminate. We will not accept additional premiums and we will not deduct any charge for the GMWB rider during the Settlement Phase.

At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

•
You may choose an amount that is equal to, or no greater than, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.  Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.  (See “EFFECT OF WITHDRAWALS ON THE LIFETIME INCOME AMOUNT”)

•
You may choose to continue to receive distribution payments under the Required Minimum Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero.  (See “REQUIRED MINIMUM DISTRIBUTIONS”)  After that, we will make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount.

•
We will make annual settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase.

•
After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount.  (See “EFFECT OF WITHDRAWALS ON THE LIFETIME INCOME AMOUNT”)  We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Required Minimum Distribution program.

Any withdrawal you make under the GMWB rider before the Settlement Phase is a withdrawal from your Contract Value. We are only required to start using our own money to make payments when the GMWB rider Settlement Phase begins.

Withdrawals under the GMWB rider are not annuity payouts.  Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

DEATH BENEFITS

Death benefits before the Settlement Phase

If you die while the GMWB rider is in effect but before the Settlement Phase, the GMWB rider generally will terminate.  This means Kansas City Life will make no more payments under this rider.

However, if (i) you die while the GMWB rider is in effect but before the Settlement Phase, (ii) the sole Beneficiary is your surviving spouse, and (iii) your surviving spouse does not elect to take the death benefit under the terms of the Contract, the following will apply:

If:	Then the GMWB rider:
the Covered Person is no longer alive
• Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

the Covered Person is alive (e.g. if the Beneficiary is the Covered Person)
• Continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of the death benefit, we will determine the initial Lifetime Income Amount on the first anniversary after the Covered Person has reached age 65.
• Continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is greater than zero.  We will automatically step-up the Guaranteed Withdrawal Balance to equal the death benefit on the date it is determined, if the death benefit on that date is greater than the Guaranteed Withdrawal Balance.
• Enters the Settlement Phase if a withdrawal would reduce the Contract Value to zero, and either the Lifetime Income Amount or the Guaranteed Withdrawal Balance is still greater than zero.
• Continues to impose the GMWB rider charge.
• Continues to be eligible for any remaining bonuses and step-ups. We will permit the spouse to opt out of the initial death benefit step-up, if any, and any future step-ups if we would increase the rate of the GMWB rider charge at that time.

Note that under Qualified Contracts other than IRAs, spousal continuation will not satisfy Required Minimum Distributions.  Consult a tax adviser.

Death benefit during the Settlement Phase

If the Covered Person dies during the Settlement Phase, no death benefit under the Contract will be payable.  The only death benefit we provide are the remaining settlement payments that may become due under the GMWB rider.  Those payments will be made at least as rapidly as they were being paid before the death of the Covered Person.

TERMINATION

You may not terminate the GMWB rider for five years from the Rider Effective Date. The GMWB rider will terminate automatically upon the earliest of:

•	the date the Contract terminates for any reason; or
•	the date this rider is cancelled by you; or
•	the date a death benefit is payable upon the death of any Owner, unless the surviving spouse is the sole Beneficiary; or
•	the date a death benefit is payable upon the death of the Owner and the Beneficiary takes the death benefit under the terms of the Contract; or
•	the date a death benefit is payable upon the death of the Annuitant who is not the Owner; or
•	the date an annuity option under the Contract begins; or
•	the date the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero; or
•	the date you change the allocation of a subsequent premium payment or transfer Contract Value to an investment option other than to an Investment Strategy option.

GMWB RIDER CHARGE

We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB rider.  The current GMWB rider charge is equal to 0.079% multiplied by the Guaranteed Withdrawal Balance.  However, if you elected the GMWB rider before January 1, 2009, the current charge for your GMWB rider is 0.05% multiplied by the Guaranteed Minimum Withdrawal Balance.  We deduct the rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value.  We do not deduct the rider charge during the GMWB rider’s Settlement Phase.

We reserve the right to increase the current monthly rider charge percentage on the effective date of each step-up.  However, the current monthly rider charge percentage will never exceed 0.10%.

The addition of the GMWB rider to a Contract may not always be in your interest since an additional charge is deducted monthly for this benefit and the Covered Person must attain age 65 and remain living for you to receive certain benefits.  Furthermore, the GMWB rider limits the investment options otherwise available under the Contract, contains age caps and limitations on an Owner’s rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the payment options described in this Prospectus.  You should carefully consider each of these factors before deciding if the GMWB rider is suitable for your needs, especially at older ages.

FEDERAL TAX ISSUES

The application of certain tax rules to the GMWB rider, particularly those rules relating to distributions from your Contract, are not entirely clear.  In this regard, we intend to treat any amounts received by you under the GMWB rider during the Settlement Phase as annuity payments for tax purposes.  However, we intend to treat the payments made to you prior to the Settlement Phase or to our establishing an annuity date, as withdrawals for tax purposes.  (See “FEDERAL TAX STATUS”)  In view of this uncertainty, you should consult a tax adviser before purchasing a GMWB rider.

The value of the GMWB rider may need to be included in calculating Required Minimum Distributions under Qualified Contracts.  Consult a tax adviser.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some of the Variable Account Value to the Fixed Account.  The percentage of funds allowed in the Fixed Account may not exceed 15% of the total Contract Value at any time.  If a transfer to the Fixed Account causes the value to exceed 15% of the total Contract Value, we have the option to transfer the excess amount to the Federated Prime Money Fund II Subaccount.  This transfer will not be charged a Transfer Processing Fee and will not be counted against your total number of free transfers.  You may also make transfers from the Fixed Account, but restrictions may apply.  (See “TRANSFERS FROM FIXED ACCOUNT”)  The Fixed Account is part of our general account and pays interest at declared rates guaranteed for each calendar year.  We guarantee that this rate will be at least 3%.  We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations.  Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount.  All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940.  The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account.  Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses still apply.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate.  We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so.  Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates.  We will determine current rates at our discretion.  You assume the risk that the interest we credit may not exceed the guaranteed rate.  Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account.  We may change the interest rate credited to allocations from premiums or new transfers at any time.  We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out ("LIFO") method.  We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%.  We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

On the Contract Date, the Fixed Account Value is equal to the portion of the premium allocated to the Fixed Account.

On each Valuation Day thereafter, the Fixed Account Value is equal to:

•	Fixed Account Value on the preceding Valuation day; plus
•	amounts allocated or transferred to the Fixed Account; plus
•	interest credited; less
•	amounts deducted, transferred, or surrendered from the Fixed Account since the preceding Valuation Day, including any interest.

TRANSFERS FROM FIXED ACCOUNT

Currently we do not impose a limit on the number of transfers from the Fixed Account or the dollar amount that can be transferred from the Fixed Account (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)  The first six transfers during the Contract Year are free.  We will charge a $25 transfer processing fee for all transfers during the Contract Year in addition to the six free ones.

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer.  If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation.  Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment Proceeds.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE

This product does not have a surrender charge.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.  For the purpose of assessing the fee, we will consider each Written Request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer.  We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

ADMINISTRATIVE CHARGES

Annual Administration Fee.  There is no annual administration fee.

Asset-Based Administration Charge.  We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.25%.  This translates to a daily rate of 0.0006849%.  The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.40%.  This translates to a daily rate of 0.0038356%.  The purpose of this charge is to compensate us for assuming mortality and expense risks.  This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract.  Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received.  The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date.  The expense risk we assume is the risk that the asset-based administration charges, and transfer processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss.  If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

We charge an additional monthly charge on the Monthly Anniversary Day for the GMWB rider.  The GMWB rider charge is equal to 0.10% (currently 0.079% for GMWB riders elected on and after January 1, 2009) multiplied by the Guaranteed Withdrawal Balance.  We deduct the rider charge from each Subaccount in the same proportion that the value of each Subaccount is to the Contract Value.  We do not deduct the rider charge during the GMWB rider’s Settlement Phase.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies.  Premium tax rates may change from time to time by legislative and other governmental action.  In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract Proceeds to a payment option or a lump sum payment.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity.  We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses.  We will make any reductions in accordance with our rules in effect at the time of the application.  The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

•	nature of the association and its organizational framework;
•	method by which sales will be made to the members of the class;
•	facility with which premiums will be collected from the associated individuals;
•	association’s capabilities with respect to administrative tasks;
•	anticipated persistency of the Contract;
•	size of the class of associated individuals;
•	number of years the association has been in existence; and
•	any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Owner.

OTHER TAXES

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS

The funds deduct investment advisory fees and other expenses.  The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests.  This means that these charges are deducted before we calculate Subaccount Values.  These charges are not directly deducted from your Contract Value.  See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive Proceeds payable under the Contract.  Payment options are available for use with various types of Proceeds, such as surrender, death or maturity.  We summarize these payment options below.  All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the Proceeds to the payee under the payment option selected.  If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract Proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract Proceeds under a payment option prior to the Maturity Date.  The Beneficiary may also apply a death benefit (upon the Annuitant’s death) under a payment option.

Naming different persons as Owner and Annuitant can affect when the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming Owners, Annuitants and Beneficiaries, and consult your registered representative if you have questions.

We will deduct any premium tax applicable from Proceeds at the time payments start.  In order for us to pay Proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below.  The term "payee" means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

ELECTION OF OPTIONS

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option.  If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.

An election of a payment option and any revocation or change must be made by Written Notice.  Proceeds of at least $2,000 are required for all payment options.  You may not elect an option if any periodic payment under the election would be less than $50.  We may make payments less frequently so that each payment is at least $50.  Subject to this condition, we will make payments annually or monthly at the end of such period.

DESCRIPTION OF OPTIONS

Option 1: Interest Payments.  We will make guaranteed interest payments to the payee annually or monthly as elected.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year.  We may pay additional interest annually.  The Proceeds and any unpaid interest may be withdrawn in full at any time.

Option 2: Installments of a Specified Amount.  We will make annual or monthly payments until the Proceeds plus interest are fully paid.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year.  We may pay additional interest.

Option 3: Installments for a Specified Period.  We will pay the Proceeds in equal annual or monthly payments for a specified number of years.  We will pay interest on the Proceeds at the guaranteed rate of 3% per year.  We may also pay additional interest.

Option 4: Life Income.  We will pay an income during the payee's lifetime.  A minimum guaranteed payment period may be chosen.  Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the Proceeds applied.

Option 5: Joint and Survivor Income.  We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living.  The minimum guaranteed payment period is ten years.

Choice of Options:  You may choose an option by Written Notice during the Annuitant’s lifetime.  If an option for payment of Proceeds is not in effect at the Annuitant’s death, the Beneficiary may make a choice.

Options 1, 2, and 3 may not satisfy the minimum required distribution for a Qualified Contract.  Consult a tax adviser.  If you elect option 2 or 3 and withdraw the unpaid installments, our obligations under the payment option will end.

YIELDS AND TOTAL RETURNS

YIELDS

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts.  These figures are based on historical earnings and do not indicate or project future performance.  Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations.  More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds.  The Funds' performance reflects the Funds' expenses.  (See the prospectuses for the Funds)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period.  The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.  The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested.  The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period.  The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

Standard Subaccount Average Annual Total Return.  The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations.  When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided.  Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.  This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (excluding any deductions for premium taxes).

Adjusted Historic Portfolio Average Annual Total Returns.  In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements.  For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, adjusted for current Contract charges.  In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods.  For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

FEDERAL TAX STATUS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice.  Each person concerned should consult a competent tax adviser.  No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money-generally for retirement purposes.  If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract.  If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

Non-Natural Person.  If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases in the Contract Value.  There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals.  When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time.  In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income.  In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  You should consult a tax adviser with regard to exceptions from the penalty tax.  A similar penalty tax, and additional exceptions, may apply to Qualified Contracts.

Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start.  Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Contract because of your death or the death of the Annuitant.  Generally, such amounts are includible in the income of the recipient as follows:  (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract.  A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein.  An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption.  Further details can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.  Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of any non-deductible premiums paid by or on behalf of any individual.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions in 2009 of up to the lesser of $5,000 (or $6,000 if you are age 50 or over) or the amount of compensation includible in the individual’s gross income.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation in 2009 up to $11,500 (or $14,000 if you are age 50 or over).  The sponsoring employer is required to make matching or non-elective contributions on behalf of employees.  Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.  Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply.  The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

The Internal Revenue Service has not reviewed the Contract for qualification as an IRA.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.  A 10% penalty tax generally applies to distributions made before age 59 ½, unless certain exceptions apply.

The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.  The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan.  Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.  For Contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.  The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the Contract Value.  The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b).  Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should contact their tax adviser.  If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Other Tax Issues.  Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions.  You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.  Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability.  The withholding rate varies according to the type of distribution and the Owner’s tax status.  The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable “eligible rollover distributions” from section 401(a) plans and Section 403(b) annuities are subject to a mandatory federal income tax withholding of 20%.  For this purpose, an eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, to an employee (or employee' spouse or former spouse as Beneficiary or alternate payee), distributions in a specified annuity form, or hardships distributions.  The 20% withholding does not apply, however, if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, 403(b) plan, IRA or government 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.  Consult an estate-planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  Consult a tax adviser with respect to legislative developments and their effect on the Contract.  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive.  We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

SALE OF THE CONTRACTS

We have entered into an Underwriting Agreement with our affiliate, Sunset Financial Services, Inc., for the distribution and sale of the Contracts.  Sunset Financial sells the Contracts through its registered representatives.  Sunset Financial also may enter into selling agreements with other broker-dealers that in turn may sell the Contracts through their registered representatives.

American Century® Variable Portfolios II, Inc., Fidelity® Variable Insurance Products Contrafund® Portfolio, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, and Seligman Portfolios, Inc. each have adopted a Distribution Plan in connection with its 12b-1 shares, and each, under its respective agreement with Sunset Financial, currently pays Sunset Financial fees in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial’s obligations under such agreements.  All or some of these payments may be passed on to selling firms that have entered into a selling agreement with Sunset Financial.  The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets.  Under the Distribution Plan, fees ranging up to 25% of Variable Account assets invested in the Funds are paid to Sunset Financial for its distribution-related services and expenses under such agreement.

We pay commissions to Sunset Financial for the sale of the Contracts by its registered representatives as well as selling firms.  Sunset Financial will receive commissions of up to 5.75% of premiums paid.  In addition, we may pay an asset-

based commission of an amount up to 1.00% in years two and beyond.  Additional amounts may be paid in certain circumstances.  Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments.  Sunset Financial does not retain any override as principal underwriter for the Contracts.  However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses:  registered representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts.  We also pay for Sunset Financial’s operating and other expenses.

Sunset Financial registered representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers.  These programs include conferences, seminars, meals, entertainment, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements.  Sales of the Contracts may help registered representatives and their managers qualify for such benefits.  Because they are also appointed insurance agents of Kansas City Life, Sunset Financial registered representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

Other selling broker-dealers may share commissions and additional amounts received for sales of the Contracts with their registered representatives in accordance with their programs for compensating registered representatives.  These programs may also include other types of cash and non-cash compensation and other benefits.  Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

Commissions and other incentives or payment described above are not charged directly to Contract Owners or the Variable Account.  We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

LEGAL PROCEEDINGS

The life insurance industry, including Kansas City Life, has been subject to an increase in litigation in recent years.  Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company’s business, results of operations or financial position.

COMPANY HOLIDAYS

We are closed on the days that the New York Stock Exchange is closed.  Currently the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday.  We will recognize holidays that fall on a Sunday on the following Monday.

CHANGE OF ADDRESS NOTIFICATION

To protect you from fraud and theft, Kansas City Life may verify any changes you request by sending a confirmation of the change to both your old and new addresses.  Kansas City Life may also call you to verify the change of address.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in the Statement of Additional Information:

•	consolidated balance sheet as of December 31, 2008 and 2007; and
•	related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2008.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

•	statement of net assets as of December 31, 2008; and
•
related statement of operations for the period or year ended December 31, 2008, statements of changes in net assets for each of the periods or years in the two-year period ended December 31, 2008, and financial highlights for each of the periods or years in the five-year period ended December 31, 2008.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts.  Please note that in addition to Fixed Account allocations, general account assets are used to guarantee the payment of living and death benefits under the Contracts.  To the extent that Kansas City Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from general account assets.  You should be aware that the Kansas City Life’s principal investments are in fixed maturity securities, mortgage loans and real estate; all of which are exposed to three primary sources of investment risk:  credit risk, interest rate risk, and liquidity risk.  Kansas City Life’s financial statements include a further discussion of risks inherent within general account investments.  However, you should not consider Kansas City Life’s financial statements as having an effect on the investment performance of the assets held in the Variable Account.

APPENDIX A - CONDENSED FINANCIAL INFORMATION

The unit values (in dollars) and the number of accumulation units for each Subaccount for the periods shown are as follows:

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-08	12-31-08	1-1-08	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05
AIM Variable Insurance Funds
V.I. Capital Appreciation Fund - Series I Shares	333	9.98	17.46	301	17.64	15.99	1,718	16.01	15.38	1,448	15.10	14.32
V.I. Core Equity Fund - Series I Shares	164	11.29	16.30	1,122	16.43	15.45	1,008	15.45	13.87	NA	13.63	12.97
V.I. Technology Fund - Series I Shares	789	9.68	17.36	5,262	17.73	16.80	2,583	16.74	15.72	1,753	15.40	15.13
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	6,004	13.61	25.50	3,938	25.72	17.90	4,199	17.93	15.91	3,287	15.55	12.76
VP Income & Growth Fund	4,883	10.93	16.77	11,807	16.99	17.21	14,774	17.29	15.27	9,401	15.01	14.42
VP International Fund	10,205	12.52	22.94	8,498	23.07	20.04	6,806	19.87	16.69	3,615	16.16	14.50
VP Mid Cap Value Fund	945	7.89	10.44	945	10.60	11.05	NA	11.03	NA	NA	NA	NA
VP Ultra Fund	1,924	8.18	14.03	4,495	14.21	11.95	932	11.94	12.69	2,113	12.55	12.35
VP Value Fund	22,629	11.97	16.35	31,001	16.62	17.85	25,115	17.81	15.42	22,086	15.26	14.63
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund - Class II	28,925	10.89	11.37	20,412	11.25	10.48	17,161	10.45	10.47	39,862	10.45	10.45
Calamos Advisors Trust
Growth and Income Portfolio	43,608	10.93	16.13	44,983	16.28	15.21	47,128	15.20	14.32	46,756	14.11	13.24
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares	3,487	10.97	15.65	3,398	15.83	14.97	2,292	15.02	13.34	4,155	13.11	12.68
Developing Leaders Portfolio - Initial Shares	2,102	8.23	13.16	2,416	13.40	15.33	5,075	15.32	15.25	7,984	15.01	14.19

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-08	12-31-08	1-1-08	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05
Dreyfus Stock Index Fund, Inc. - Initial Shares	26,323	10.58	16.87	31,057	17.12	16.51	23,960	16.53	14.79	23,212	14.55	14.01
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	155	9.98	15.26	127	15.48	14.60	NA	14.60	13.77	222	13.59	13.24
Federated Insurance Series
American Leaders Fund II	2,104	9.65	14.59	5,375	14.81	16.64	4,857	16.67	14.69	4,990	14.51	13.92
High Income Bond Fund II	15,529	10.45	14.36	62,344	14.36	14.13	9,409	14.12	12.97	9,201	12.95	12.86
Prime Money Fund II	134,569	10.61	10.52	50,119	10.52	10.21	5,097	10.20	9.93	5,033	9.93	9.83
Fidelity Variable Insurance Products Contrafund Portfolio
VIP Contrafund Portfolio - Service Class 2	18,983	6.22	10.92	43,275	11.04	NA	NA	NA	NA	NA	NA	NA
Fidelity Variable Insurance Products
VIP Freedom Income Portfolio - Service Class 2	2,686	8.95	10.19	NA	10.19	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2010 Portfolio - Service Class 2	1,445	7.54	10.22	1,445	10.25	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2015 Portfolio - Service Class 2	10,008	7.34	10.23	NA	10.27	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2020 Portfolio - Service Class 2	11,950	6.80	10.23	2,052	10.29	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2025 Portfolio - Service Class 2	NA	6.65	10.23	NA	10.30	NA	NA	NA	NA	NA	NA	NA
VIP Freedom 2030 Portfolio - Service Class 2	9,240	6.27	10.24	2,520	10.32	NA	NA	NA	NA	NA	NA	NA

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-08	12-31-08	1-1-08	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund - Class 2	2,817	10.40	18.22	6,481	18.36	23.38	46,679	23.59	20.23	59,637	19.88	17.64
Franklin Small-Mid Cap Growth Securities Fund - Class 2	915	10.36	18.06	1,276	18.32	16.70	3,541	16.75	15.84	8,164	15.66	14.97
Templeton Developing Markets Securities Fund - Class 2	15,862	17.43	37.18	15,336	37.46	29.61	14,045	29.57	23.96	6,645	23.47	18.72
Templeton Foreign Securities Fund - Class 2	11,746	13.45	22.84	13,537	22.93	20.32	10,632	20.19	17.28	7,396	16.90	15.56
J.P. Morgan Series Trust II
Mid Cap Value Portfolio	11,907	11.66	17.49	15,255	17.75	17.64	21,146	17.62	15.49	8,964	15.33	14.06
Small Company Portfolio	9,060	12.36	18.18	10,708	18.48	19.91	12,101	19.92	17.90	8,602	17.61	16.98
U.S. Large Cap Core Equity Portfolio	1,008	10.35	15.73	2,364	15.94	15.95	3,090	15.94	14.10	1,400	13.91	13.84

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-08	12-31-08	1-1-08	12-31-07	12-31-07	1-1-07	12-31-06	12-31-06	1-1-06	12-31-05	12-31-05	1-1-05
MFS Variable Insurance Trust
Growth Series - Initial Class Shares	3,990	12.00	19.22	4,142	19.49	16.38	5,965	16.36	15.67	5,181	15.41	14.20
Research Series - Initial Class Shares	5,942	11.61	18.20	6,377	18.47	16.57	7,444	16.59	15.54	5,786	15.27	14.27
Research Bond Series - Initial Class Shares	27,282	11.26	11.79	19,682	11.73	11.47	8,317	11.44	11.20	6,811	11.18	11.20
Total Return Series - Initial Class Shares	51,662	11.17	14.50	62,663	14.59	14.24	64,813	14.23	13.08	54,123	12.93	12.70
Strategic Income Series - Initial Class Shares	20,642	10.66	12.38	11,247	12.32	12.11	1,470	12.08	11.54	5,222	11.51	11.50
Utilities Series - Initial Class Shares	16,968	19.54	31.66	35,896	31.87	25.26	26,733	25.33	20.03	20,435	19.62	16.92
Seligman Portfolios, Inc.
Capital Portfolio - Class 2	2,550	9.75	18.89	1,832	19.10	16.63	1,630	16.71	16.27	1,214	16.05	14.35
Communications and Information Portfolio - Class 2	3,689	14.37	22.47	5,249	22.96	20.30	6,865	20.28	17.12	6,019	16.89	15.81
Smaller-Cap Value Portfolio - Class 2	2,336	10.52	17.32	3,164	17.70	17.26	3,151	17.31	14.73	3,444	14.54	15.15

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-04	12-31-04	1-1-04	12-31-03	12-31-03	1-31-03 [a]
AIM Variable Insurance Funds
V.I. Capital Appreciation Fund - Series I Shares	1,445	14.46	13.54	NA	13.57	10.00
V.I. Core Equity Fund - Series I Shares	NA	13.11	12.57	NA	12.60	10.00
V.I. Technology Fund - Series I Shares	5,713	15.32	14.88	4,283	14.88	10.00
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	3,107	12.95	12.20	1,473	12.24	10.00
VP Income & Growth Fund	10,285	14.58	13.10	3,352	13.12	10.00
VP International Fund	1,952	14.50	12.99	420	12.83	10.00
VP Mid Cap Value Fund	NA	NA	NA	NA	NA	NA
VP Ultra Fund	1,787	12.49	11.44	243	11.47	10.00*
VP Value Fund	19,958	14.77	13.10	9,941	13.13	10.00
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund - Class II	49,447	10.46	10.01	136	10.05	10.00*
Calamos Advisors Trust
Growth and Income Portfolio	41,837	13.39	12.27	20,474	12.25	10.00
Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares	4,189	12.77	12.33	3,683	12.36	10.00
Developing Leaders Portfolio - Initial Shares	9,494	14.42	13.23	5,296	13.17	10.00

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-04	12-31-04	1-1-04	12-31-03	12-31-03	1-31-03 [a]
Dreyfus Stock Index Fund, Inc. - Initial Shares	20,947	14.13	12.95	7,127	12.98	10.00
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares	NA	13.33	12.74	NA	12.76	10.00
Federated Insurance Series
American Leaders Fund II	5,370	14.04	12.98	3,435	13.00	10.00
High Income Bond Fund II	5,514	12.83	11.82	4,270	11.80	10.00
Prime Money Fund II	503	9.83	9.91	3,077	9.90	10.00
Fidelity Variable Insurance Products Contrafund Portfolio
VIP Contrafund Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA
Fidelity Variable Insurance Products
VIP Freedom Income Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA
VIP Freedom 2010 Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA
VIP Freedom 2015 Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA
VIP Freedom 2020 Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA
VIP Freedom 2025 Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA
VIP Freedom 2030 Portfolio - Service Class 2	NA	NA	NA	NA	NA	NA

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-04	12-31-04	1-1-04	12-31-03	12-31-03	1-31-03 [a]
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund - Class 2	31,629	17.81	13.71	15,426	13.74	10.00
Franklin Small-Mid Cap Growth Securities Fund - Class 2	11,604	15.19	13.89	10,793	13.85	10.00
Templeton Developing Markets Securities Fund - Class 2	10,031	18.72	15.59	7,103	15.26	10.00
Templeton Foreign Securities Fund - Class 2	3,342	15.60	13.46	328	13.38	10.00
J.P. Morgan Series Trust II
Mid Cap Value Portfolio	6,655	14.27	11.95	1,238	11.98	10.00*
Small Company Portfolio	8,541	17.30	13.83	1,992	13.83	10.00
U.S. Large Cap Core Equity Portfolio	2,273	13.95	12.95	2,566	12.95	10.00

	No. of Units as of	Unit Value as of		No. of Units as of	Unit Value as of
	12-31-04	12-31-04	1-1-04	12-31-03	12-31-03	1-31-03 [a]
MFS Variable Insurance Trust
Growth Series - Initial Class Shares	9,627	14.35	12.90	7,662	12.91	10.00
Research Series - Initial Class Shares	5,201	14.40	12.62	546	12.63	10.00
Research Bond Series - Initial Class Shares	12,479	11.20	10.70	5,526	10.73	10.00
Total Return Series - Initial Class Shares	45,316	12.78	11.65	6,287	11.67	10.00
Strategic Income Series - Initial Class Shares	5,448	11.49	10.83	2,619	10.84	10.00
Utilities Series - Initial Class Shares	8,536	17.07	13.39	2,820	13.33	10.00
Seligman Portfolios, Inc.
Capital Portfolio - Class 2	1,378	14.54	13.62	486	13.65	10.00
Communications and Information Portfolio - Class 2	9,289	15.97	14.62	4,762	14.64	10.00
Smaller-Cap Value Portfolio - Class 2	3,296	15.42	13.18	813	13.11	10.00*

a Subaccount inception date unless otherwise noted.

* Subaccount inception date of May 14, 2003.

APPENDIX B - GMWB RIDER EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the GMWB rider. These illustrations are not representative of future performance under your Contract.  Actual values may be higher or lower than the amounts shown.

Example 1. Assume the rider was issued on the Contract Date, and assume a single premium of $100,000 at Covered Person’s age 55, no additional premiums are paid, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11.  Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up Dates, so there is no step-up and the Covered Person survives at least 31 years from the Rider Effective Date.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$100,000	$5,000A	N/A	$0	$5,000B	$100,000A
2	0	5,250	N/A	0	5,000	105,000C
3	0	5,500	N/A	0	5,000	110,000
4	0	5,750	N/A	0	5,000	115,000
5	0	6,000	N/A	0	5,000	120,000
6	0	6,250	N/A	0	5,000	125,000
7	0	6,500	N/A	0	5,000	130,000
8	0	6,750	N/A	0	5,000	135,000
9	0	7,000	N/A	0	5,000	140,000
10	0	7,250	N/A	0	5,000	145,000
11	0	7,500	$7,500D	7,500	0	150,000
12	0	7,500	7,500	7,500	0	142,500
13	0	7,500	7,500	7,500	0	135,000
14	0	7,500	7,500	7,500	0	127,500
15	0	7,500	7,500	7,500	0	120,000
20	0	7,500	7,500	7,500	0	82,500
25	0	7,500	7,500	7,500	0	45,000
30	0	7,500	7,500	7,500	0	7,500
31	0	0	7,500	7,500	0	0

A The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000.  The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (0.05 x $100,000 = $5,000).

B There is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total premiums to date (0.05 x $100,000 = $5,000).

C Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated.  The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000).  The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (0.05 X $105,000 = $5,250).

D The Lifetime Income Amount is calculated on the Contract anniversary after the Covered Person’s 65th birthday.  The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (0.05 X $150,000 = $7,500).  As long as you limit your future annual withdrawals to the Lifetime Income Amount of $7,500, the GMWB guarantees you annual payments of that amount for the rest of your life, no matter how long you live, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

Example 2. Assume the rider was issued on the Contract Date, and assume an initial premium of $100,000 at Covered Person’s age 65, an additional premium of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$100,000	$5,000	$5,000	$0	$5,000	$100,000
2	10,000A	5,750A	5,750	0	5,500B	115,000
3	0	6,025	6,025	6,025C	0D	120,500
4	0	6,025	6,025	0	5,500	114,475C
5	0	6,025	6,025	0	5,500	119,975

A There is an additional premium at the beginning of the second Contract Year.  Prior to that premium, the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above.  Following the additional premium, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the premium (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the premium plus 5% of the premium ($5,250 + (0.05 X $10,000)) = $5,750).

B There is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance.  The bonus is equal to 5% of the total premiums paid to date (0.05 X $110,000 = $5,500).

C There is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. This withdrawal does not exceed the Guaranteed Withdrawal Amount so the Guaranteed Withdrawal Amount is not reset, but the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

D No bonus is payable in any year that a withdrawal is taken.

Example 3.  Assume a single premium of $100,000 at age 63, no additional premiums are made, the Guaranteed Withdrawal Balance steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 which results in a reset. Since withdrawals are taken every year, there are no bonuses.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Hypothetical Contract Value	Guaranteed Withdrawal Balance
1	$100,000	$5,000	N/A	$5,000	$102,000	$100,000
2	0	5,000	N/A	5,000	103,828	95,000
3	0	5,000	$4,500A	5,000	105,781B	90,000
4	0	5,289C	5,289C	5,289	94,946	105,781B
5	0	5,289	5,289	10,000D	79,898	100,492
6	0	3,995D	3,995D	3,995	75,213	79,898D

A The Lifetime Income Amount is calculated on the Contract anniversary after the Covered Person’s 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Contract anniversary following the Contract Year in which the Covered Person has reached age 65, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

B At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

C Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (0.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($4,500) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (0.05 X $105,781 = $5,289).

D At the end of year 5, there is a withdrawal of $10,000, which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount.  Since this is an Excess Withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset.  The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (0.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (0.05 X $79,898 = $3,995).

Example 4.  Assume the rider was issued on the Contract Date, and assume a single premium of $50,000 at Covered Person’s age 50, no additional premiums are paid, a withdrawal of $10,000 is taken at the end of Contract Year 5 and no other withdrawals are taken.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Hypothetical Contract Value	Guaranteed Withdrawal Balance
1	$50,000	$2,500	N/A	$0	$2,500	$51,870	$50,000
2	0	2,625	N/A	0	2,500	50,003	52,500
3	0	2,750	N/A	0	2,500	52,961A	55,000
4	0	2,875	N/A	0	2,500	54,311	57,500
5	0	3,000	N/A	10,000B	0	46,748B	60,000
6	0	2,337B	N/A	0	2,337C	45,741A	46,748B
7	0	2,454	N/A	0	2,337	49,579	49,085
8	0	2,571	N/A	0	2,337	49,280	51,422
9	0	2,687	N/A	0	2,337	52,609A	53,759
10	0	2,804	N/A	0	2,337	55,031A	56,096

A The Contract Value on the eligible step-up dates shown (3rd, 6th, 9th, 10th Contract anniversaries), is less than the Guaranteed Withdrawal Balance so no step-up occurs.

B At the end of year 5, there is a withdrawal of $10,000.  Since this is an Excess Withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($46,748) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($60,000 - $10,000 = $50,000). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset.  The Lifetime Income Amount has not been calculated yet so it will not be reset.  The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($3,000) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance (0.05 X $46,748 = $2,337).

C There is no withdrawal during the sixth Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance.  Because a reset has occurred due to an Excess Withdrawal, the bonus will be 5% of the previously stepped-up or reset Guaranteed Withdrawal Balance (0.05 X $46,748 = $2,337).

Example 5.  Assume the rider was issued on the Contract Date, and assume a single premium of $200,000 at Covered Person’s age 75, no additional premiums are paid, and withdrawals equal to the Lifetime Income Amount begin in year 1.  Since withdrawals are taken every year, there are no bonuses.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Hypothetical Contract Value	Guaranteed Withdrawal Balance
1	$200,000	$10,000	$10,000	$10,000	$0	$176,476	$200,000
2	0	10,000	10,000	10,000	0	151,890	190,000
3	0	10,000	10,000	10,000	0	126,478	180,000
4	0	10,000	10,000	10,000	0	100,396	170,000
5	0	10,000	10,000	10,000	0	84,307	160,000
6	0	10,000	10,000	10,000	0	61,597	150,000
7	0	10,000	10,000	10,000	0	49,438	140,000
8	0	10,000	10,000	10,000	0	31,299	130,000
9	0	10,000	10,000	10,000	0	19,448	120,000
10	0	10,000	10,000	10,000	0	17,308	110,000
11	0	10,000	10,000	10,000	0	6,529	100,000
12	0	10,000	10,000	10,000	0	0A	90,000A
13	0	10,000	10,000	10,000	0	0	80,000
14	0	10,000	10,000	10,000	0	0	70,000
15	0	10,000	10,000	10,000	0	0	60,000
16	0	10,000	10,000	10,000	0	0	50,000
17	0	10,000	10,000	10,000	0	0	40,000
18	0	10,000	10,000	10,000	0	0	30,000
19	0	10,000	10,000	10,000	0	0	20,000
20	0	10,000	10,000	10,000	0	0	10,000
21+	0	0B	10,000B	10,000	0	0	0B

A During year 12, the Lifetime Income Amount withdrawal causes the Contract Value to reduce to zero.  At that time, the Guaranteed Withdrawal Balance and the Lifetime Income Amount are both greater than zero and the Contract enters the Settlement Phase.  No additional premiums will be accepted and no rider charge will be deducted.  All other rights and benefits under the Contract terminate.

B The Lifetime Income Amount continues to be available as long as the Covered Person remains alive, even when the Guaranteed Withdrawal Balance reduces to zero.

Example 6.  Assume the rider was issued on the Contract Date, and assume a single premium of $100,000 at Covered Person’s age 55, no additional premiums are paid, and withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 5.  Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up dates, so there is no step-up.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$100,000	$5,000	N/A	$0	$5,000A	$100,000
2	0	5,250	N/A	0	5,000	105,000
3	0	5,500	N/A	0	5,000	110,000
4	0	5,750	N/A	0	5,000	115,000
5	0	6,000	N/A	6,000B	0	120,000
6	0	6,000	N/A	6,000	0	114,000B
7	0	6,000	N/A	6,000	0	108,000
8	0	6,000	N/A	6,000	0	102,000
9	0	6,000	N/A	6,000	0	96,000
10	0	6,000	N/A	6,000	0	90,000
11	0	6,000D	$4,200C	4,200D	0	84,000
12	0	6,000	4,200	4,200	0	79,800
13	0	6,000	4,200	4,200	0	75,600
14	0	6,000	4,200	4,200	0	71,400
15	0	6,000	4,200	4,200	0	67,200

A There is no withdrawal during the first five Contract Years so a bonus will be added to the Guaranteed Withdrawal Balance.  The bonus is equal to 5% of the total premiums paid to date (0.05 X $100,000 = $5,000).

B There are withdrawals equal to the Guaranteed Withdrawal Amount ($6,000) beginning in year 5. These withdrawals do not exceed the Guaranteed Withdrawal Amount so the Guaranteed Withdrawal Amount is not reset, but the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,000 - $6,000 = $114,000).

C The Lifetime Income Amount is calculated on the Contract anniversary after the Covered Person’s 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $84,000 = $4,200). In this example, since withdrawals were taken prior to the Contract anniversary following the Contract Year in which the Covered Person has reached age 65, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

D At the Covered Person’s age 65, the Guaranteed Withdrawal Amount and the Lifetime Income Amount are not equal.  The Guaranteed Withdrawal Amount of $6,000 can continue to be taken until the Guaranteed Withdrawal Balance reduces to zero.  Or the Lifetime Income Amount of $4,200 can be taken as long as the Covered Person is alive.  This example shows Lifetime Income Amount withdrawals beginning at age 65.

Example 7. Assume the rider was issued on the Contract Date, and assume premiums of $10,000 annually beginning at Covered Person’s age 53 and premiums ending at age 64, no withdrawals are taken until age 65, and the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible step-up dates, so there is no step-up.

Contract Year	Premiums	Guaranteed Withdrawal Amount	Lifetime Income Amount	Withdrawal Taken	Bonus	Guaranteed Withdrawal Balance
1	$10,000	$500	N/A	$0	$500	$10,000
2	10,000	1,025	N/A	0	1,000A	20,500
3	10,000	1,575	N/A	0	1,500	31,500
4	10,000	2,150	N/A	0	2,000	43,000
5	10,000	2,750	N/A	0	2,500	55,000
6	10,000	3,375	N/A	0	3,000	67,500
7	10,000	4,025	N/A	0	3,500	80,500
8	10,000	4,700	N/A	0	4,000	94,000
9	10,000	5,400	N/A	0	4,500	108,000
10	10,000	6,125	N/A	0	5,000	122,500
11	10,000	6,875	N/A	0	0B	137,500
12	10,000	7,375	N/A	0	0	147,500
13	0	7,375	$7,375C	7,375	0	147,500

A There is no withdrawal during the second Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance.  The bonus is equal to 5% of the total premiums paid to date (0.05 X $20,000 = $1,000).

B The bonus is applied in the first 10 years following the rider effective date (and up to age 80 of the covered person) so the bonus is 0 in years 11 and on.

C The Lifetime Income Amount is calculated on the Contract anniversary after the Covered Person’s 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (0.05 X $147,500 = $7,375). At this point, the Lifetime Income Amount is payable until the death of the Covered Person.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	1
THE CONTRACT	1
INCONTESTABILITY	1
MISSTATEMENT OF AGE OR SEX	1
NON-PARTICIPATION	1
TAX STATUS OF THE CONTRACTS	1
CONTROL OF THE CONTRACT	2
OWNERSHIP	2
CHANGE OF OWNERSHIP	2
ASSIGNMENT	2
BENEFICIARY	2
SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT	3
SALE OF THE CONTRACTS	3
CALCULATION OF YIELDS AND TOTAL RETURNS	3
FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS	3
OTHER SUBACCOUNT YIELDS	4
STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS	5
OTHER TOTAL RETURNS	5
SAFEKEEPING OF ACCOUNT ASSETS	5
STATE REGULATION	5
RECORDS AND REPORTS	5
LEGAL MATTERS	6
EXPERTS	6
OTHER INFORMATION	6
FINANCIAL STATEMENTS	6

"-------------------------------------------------------------------------------------------------------------------------------------------

To order a copy of the Statement of Additional Information you must complete and mail the form below, or you may call
(800) 616-3670 to order a copy.

To:	Kansas City Life Insurance Company
Variable Administration Department
P.O. Box 219364
Kansas City, Missouri 64121-9364

Please mail a copy of Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:

Name:___________________________________________________________________________________________

Address:_________________________________________________________________________________________

City:_________________________________________	State:_________________________	Zip:_____________

Signature of Requestor:__________________________________________________________	Date:____________

Kansas City Life Insurance Company

3520 Broadway

P.O. Box 219364

Kansas City, Missouri 64121-9364

(800) 616-3670

Statement of Additional Information

Kansas City Life Variable Annuity Separate Account

Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for an individual flexible premium deferred variable annuity contract ("Contract") we offer.  This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds.  The Prospectus is dated the same as this Statement of Additional Information.  Terms defined in the Prospectus have the same meaning in this Statement of Additional Information.  You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2009.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	1
THE CONTRACT	1
INCONTESTABILITY	1
MISSTATEMENT OF AGE OR SEX	1
NON-PARTICIPATION	1
TAX STATUS OF THE CONTRACTS	1
CONTROL OF THE CONTRACT	2
OWNERSHIP	2
CHANGE OF OWNERSHIP	2
ASSIGNMENT	2
BENEFICIARY	2
SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT	3
SALE OF THE CONTRACTS	3
CALCULATION OF YIELDS AND TOTAL RETURNS	3
FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS	3
OTHER SUBACCOUNT YIELDS	4
STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS	5
OTHER TOTAL RETURNS	5
SAFEKEEPING OF ACCOUNT ASSETS	5
STATE REGULATION	5
RECORDS AND REPORTS	5
LEGAL MATTERS	6
EXPERTS	6
OTHER INFORMATION	6
FINANCIAL STATEMENTS	6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire Contract is made up of the contract and the application.  The statements made in the application are deemed representations and not warranties.  We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date of the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the Proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract.  If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments.  We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

NON-PARTICIPATION

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (“Code”) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for federal income tax purposes.  It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

Owner Control.  In certain circumstances, owners of variable annuity contracts have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets.  When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.  There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.  While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract.  Specifically, section 72(s) requires that:  (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death.  These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the

1

life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death.  The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued.  We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONTROL OF THE CONTRACT

OWNERSHIP

The Annuitant is the Owner unless otherwise provided in the application.  As Owner, you may exercise every right provided by your Contract.  These rights and privileges end at the Annuitant’s death.

The consent of the Beneficiary is required to exercise these rights if you have not reserved the right to change the Beneficiary.

CHANGE OF OWNERSHIP

You may change the ownership of this Contract by giving Written Notice to us.  The change will be effective on the date your Written Notice was signed but will have no effect on any payment made or other action taken by us before we receive it.  We may require that the Contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership on Non-Qualified Contracts.  You should consult with your tax adviser before requesting any changes of ownership on a Non-Qualified Contract.

ASSIGNMENT

An assignment is a transfer of some or all of your rights under this Contract.  No assignment will be binding on us unless made in writing and filed at our Home Office.  We assume no responsibility for the validity or effect of any assignment.

Certain federal income tax consequences may apply to an assignment.  You should consult with your tax adviser before requesting an assignment.

BENEFICIARY

The Beneficiary is shown on the application or in the last Beneficiary designation filed with us.  Death benefit Proceeds will be paid to the Beneficiary except as provided below.

If any Beneficiary dies before the Annuitant, that Beneficiary’s interest will pass to any other Beneficiaries according to their respective interest.

If all Beneficiaries die before the Annuitant, we will pay death benefit Proceeds to you, if living, otherwise to your estate or legal successors.

Unless you have waived the right to do so, you may change the Beneficiary by filing a Written Notice in a form satisfactory to us.  In order to be effective, the Written Notice for change of Beneficiary must be signed while your Contract is in force and the Annuitant is living.  The change will be effective on the date your Written Notice was signed but will have no effect on any payment made or other action taken by us before we receive it.

The interest of any Beneficiary will be subject to:

•	any assignment of this Contract which is binding on us; and
•	any optional settlement agreement in effect at the Annuitant’s death.

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SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT

We will pay death benefit Proceeds as though the Beneficiary died before the Annuitant if:

•	the Beneficiary dies at the same time as or within 15 days of the Annuitant’s death; and
•	we have not paid the Proceeds to the Beneficiary within this 15-day period.

SALE OF THE CONTRACTS

We offer the Contracts to the public on a continuous basis through Sunset Financial Services, Inc. (“Sunset Financial”).  We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us.  Sunset Financial serves as principal underwriter for the Contracts.  Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life Insurance Company, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9365.  Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Sunset Financial is a member of the Securities Investor Protection Corporation.

Sunset Financial offers the Contracts through its registered representatives.  Sunset Financial may also enter into selling agreements with other broker-dealers for sales of the Contracts through their registered representatives.  Registered representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its registered representatives and also with broker-dealers who have entered into selling agreements.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to Sunset Financial*	Aggregate Amount of Commissions Retained by Sunset Financial After Payments to its Registered Persons and Other Broker-Dealers
2006	$2,476,131.00	$148,829.00
2007	$2,800,860.00	$90,469.00
2008	$2,189,088.00	$85,139.00
* Includes sales compensation paid to registered persons of Sunset Financial.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount.  Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission (“SEC”).

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios.  The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract.  Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

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This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

•	net income from the Federated Prime Money Fund II attributable to the hypothetical account; and
•	charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for:

•	the asset-based administration charge; and
•	the mortality and expense risk charge.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Fund II Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis.  Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.  The Federated Prime Money Fund II Subaccount's actual yield is affected by:

•	changes in interest rates on money market securities;
•	average portfolio maturity of the Federated Prime Money Fund II;
•	the types and quality of portfolio securities held by the Federated Prime Money Fund II; and
•	the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

•	dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by
•	the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by
•	compounding that yield for a six-month period; and by
•	multiplying that result by two. Expenses attributable to the Subaccount include the asset-based administration charge and mortality and expense risk charge.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund’s Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time.  Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.  A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

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STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided.  Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods.  The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:

•	the performance of the Subaccount's underlying Portfolio;
•	the deduction fee for the asset-based administration charge; and
•	mortality and expense risk charge.

OTHER TOTAL RETURNS

Adjusted Historic Portfolio Average Annual Total Return.  From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations.  Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account.  The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemption’s of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000.  The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs.  We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business.  A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold.  We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account.  As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner's last known address of record.

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LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life's authority to issue the Contracts, have been passed upon by William A. Schalekamp, General Counsel of Kansas City Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws.

EXPERTS

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008; the statement of net assets of the Variable Account as of December 31, 2008 and the related statement of operations for the period or year ended December 31, 2008 and statements of changes in net assets for each of the periods or years in the two-year period ended December 31, 2008, and financial highlights for each of the periods or years in the five-year period ended December 31, 2008; have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  Their report on the consolidated financial statements contains an explanatory paragraph stating that as discussed in note 1 to the consolidated financial statements, the Company adopted American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-01, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges in Insurance Contracts”, effective January 1, 2007 and Financial Accounting Standards Board Interpretation (FIN) No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB 109”, effective January 1 , 2007.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information.  Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information.  Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life Insurance Company are included in this Statement of Additional Information:

•	consolidated balance sheet as of December 31, 2008 and 2007; and
•	related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2008.

The following financial statements for the Variable Account are included in this Statement of Additional Information:

•	statement of net assets as of December 31, 2008; and
•
related statement of operations for the period or year ended December 31, 2008, statements of changes in net assets for each of the periods or years in the two-year period ended December 31, 2008, and financial highlights for each of the periods or years in the five-year period ended December 31, 2008.

Kansas City Life's financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life's financial statements only as an indication of Kansas City Life's ability to meet its obligations under the Contracts.  Please note that in addition to Fixed Account allocations, general account assets are used to guarantee the payment of living and death benefits under the Contracts.  To the extent that Kansas City Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from general account assets.  You should be aware that the Kansas City Life’s principal investments are in fixed maturity securities, mortgage loans and real estate; all of which are exposed to three primary sources of investment risk:  credit risk, interest rate risk, and liquidity risk.  Kansas City Life’s financial statements include a further discussion of risks inherent within

6

general account investments.  However, you should not consider Kansas City Life’s financial statements as having an effect on the investment performance of the assets held in the Variable Account.

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Amounts in thousands, except share data, or as otherwise noted

KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

	December 31
	2008	2007
ASSETS
Investments:
Fixed maturity securities available for sale, at fair value
(amortized cost: 2008 - $2,534,372; 2007 - $2,619,109)	$2,342,873	$2,631,073
Equity securities available for sale, at fair value
(cost: 2008 - $45,152; 2007 - $57,906)	44,537	59,149
Mortgage loans	445,389	450,148
Real estate	99,576	96,049
Policy loans	88,304	92,803
Short-term investments	35,138	36,522
Total investments	3,055,817	3,365,744

Cash	9,720	12,158
Accrued investment income	33,689	36,499
Deferred acquisition costs	263,756	217,512
Value of business acquired	82,855	73,517
Reinsurance receivables	168,390	162,340
Property and equipment	25,922	27,781
Income taxes	39,628	-
Other assets	28,749	36,164
Separate account assets	258,565	420,393
Total assets	$3,967,091	$4,352,108

LIABILITIES
Future policy benefits	$853,456	$851,823
Policyholder account balances	2,030,656	2,087,419
Policy and contract claims	34,913	31,742
Other policyholder funds	125,826	107,109
Notes payable	2,900	10,400
Income taxes	-	40,300
Other liabilities	133,668	118,521
Separate account liabilities	258,565	420,393
Total liabilities	3,439,984	3,667,707

STOCKHOLDERS' EQUITY
Common stock, par value $1.25 per share
Authorized 36,000,000 shares,
issued 18,496,680 shares	23,121	23,121
Additional paid in capital	36,281	30,244
Retained earnings	750,600	780,133
Accumulated other comprehensive loss	(130,799)	(19,811)
Treasury stock, at cost (2008 - 7,066,380 shares;
2007 - 6,731,643 shares)	(152,096)	(129,286)
Total stockholders' equity	527,107	684,401

Total liabilities and stockholders' equity	$3,967,091	$4,352,108

See accompanying Notes to Consolidated Financial Statements.

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KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

	Year Ended December 31
	2008	2007	2006
REVENUES
Insurance revenues:
Premiums	$180,782	$175,460	$175,926
Contract charges	109,007	111,422	114,496
Reinsurance ceded	(53,616)	(54,988)	(55,158)
Total insurance revenues	236,173	231,894	235,264
Investment revenues:
Net investment income	177,419	190,405	196,280
Realized investment gains (losses)	(52,271)	5,426	5,621
Other revenues	13,005	11,499	11,349
Total revenues	374,326	439,224	448,514

BENEFITS AND EXPENSES
Policyholder benefits	178,749	166,458	167,905
Interest credited to policyholder account balances	86,899	91,215	94,648
Amortization of deferred acquisition costs
and value of business acquired	42,084	40,333	42,311
Operating expenses	92,808	88,307	93,080
Total benefits and expenses	400,540	386,313	397,944

Income (loss) before income tax expense (benefit)	(26,214)	52,911	50,570

Income tax expense (benefit)	(9,164)	17,250	13,652

NET INCOME (LOSS)	$(17,050)	$35,661	$36,918

Other comprehensive income (loss), net of taxes:
Change in net unrealized gains and losses on
securities available for sale	$(89,921)	$6,396	$(16,240)
Change in minimum pension liability	(21,067)	(1,089)	3,652
Other comprehensive income (loss)	(110,988)	5,307	(12,588)
COMPREHENSIVE INCOME (LOSS)	$(128,038)	$40,968	$24,330

Basic and diluted earnings per share:
Net income (loss)	$(1.47)	$3.01	$3.11

See accompanying Notes to Consolidated Financial Statements.

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KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY

	Year Ended December 31
	2008	2007	2006

COMMON STOCK, beginning and end of year	$ 23,121	$ 23,121	$ 23,121

ADDITIONAL PAID IN CAPITAL
Beginning of year	30,244	25,852	25,063
Excess of proceeds over cost of treasury stock sold	6,037	4,392	789

End of year	36,281	30,244	25,852

RETAINED EARNINGS
Beginning of year	780,133	780,892	756,807
Net income (loss)	(17,050)	35,661	36,918
Stockholder dividends of $1.08 per share
(2007 - $3.08; 2006 - $1.08)	(12,483)	(36,420)	(12,833)

End of year	750,600	780,133	780,892

ACCUMULATED OTHER COMPREHENSIVE
LOSS
Beginning of year	(19,811)	(25,118)	(8,406)
Other comprehensive income (loss)	(110,988)	5,307	(12,588)
Adjustment to adopt SFAS No. 158	-	-	(4,124)

End of year	(130,799)	(19,811)	(25,118)

TREASURY STOCK, at cost
Beginning of year	(129,286)	(120,443)	(116,366)
Cost of 557,424 shares acquired
(2007 - 230,581 shares; 2006 - 87,167 shares)	(25,972)	(10,799)	(4,418)
Cost of 222,687 shares sold
(2007 - 140,121 shares; 2006 - 24,030 shares)	3,162	1,956	341

End of year	(152,096)	(129,286)	(120,443)

TOTAL STOCKHOLDERS' EQUITY	$ 527,107	$ 684,401	$ 684,304

See accompanying Notes to Consolidated Financial Statements.

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KANSAS CITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31
	2008	2007	2006
OPERATING ACTIVITIES
Net income (loss)	$(17,050)	$35,661	$36,918
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Amortization of investment premium	5,114	6,279	7,908
Depreciation	3,008	3,323	4,223
Acquisition costs capitalized	(27,804)	(28,642)	(26,554)
Amortization of deferred acquisition costs	34,989	31,073	34,919
Amortization of value of business acquired	7,094	9,260	7,392
Realized investment (gains) losses	52,271	(4,060)	(5,621)
Changes in assets and liabilities:
Future policy benefits	1,633	(2,258)	(6,083)
Policyholder account balances	(17,378)	(20,923)	(27,628)
Income taxes payable and deferred	(31,509)	1,577	3,946
Other, net	1,969	1,607	(5,484)
Net cash provided	12,337	32,897	23,936

INVESTING ACTIVITIES
Purchases of investments:
Fixed maturity securities	(251,136)	(313,080)	(274,662)
Equity securities	(8,300)	(15,249)	(10,761)
Mortgage loans	(49,273)	(54,816)	(72,569)
Real estate	(30,138)	(4,507)	(45,006)
Other investment assets	-	-	(1,003)
Sales of investments:
Fixed maturity securities	33,499	168,259	94,717
Equity securities	8,811	4,583	5,078
Real estate	30,613	22,457	18,778
Other investment assets	5,883	7,930	10,216
Maturities and principal paydowns of investments:
Fixed maturity securities	254,950	198,224	279,010
Equity securities	-	2,806	7,175
Mortgage loans	54,031	58,405	59,120
Net dispositions (additions) to property and equipment	3	(969)	(2,028)
Proceeds from sale of non insurance affiliate	-	10,104	-
Net cash provided	48,943	84,147	68,065

FINANCING ACTIVITIES
Proceeds from borrowings	100,962	122,830	23,065
Repayment of borrowings	(108,462)	(127,130)	(35,647)
Deposits on policyholder account balances	200,465	205,767	202,950
Withdrawals from policyholder account balances	(240,508)	(294,799)	(273,816)
Net transfers from separate accounts	8,556	11,706	16,451
Change in other deposits	4,525	13,703	(17,074)
Cash dividends to stockholders	(12,483)	(36,420)	(12,833)
Net acquisition of treasury stock	(16,773)	(4,451)	(3,288)
Net cash used	(63,718)	(108,794)	(100,192)

Increase (decrease) in cash	(2,438)	8,250	(8,191)
Cash at beginning of year	12,158	3,908	12,099

Cash at end of year	$9,720	$12,158	$3,908

See accompanying Notes to Consolidated Financial Statements.

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KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Business
Kansas City Life Insurance Company (the Company) is a Missouri domiciled stock life insurance company which, with its subsidiaries, is licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual insurance, annuity and group products through three life insurance companies.  Kansas City Life Insurance Company (Kansas City Life) is the parent company.  Sunset Life Insurance Company of America (Sunset Life) and Old American Insurance Company (Old American) are wholly owned subsidiaries.

Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (GAAP) and include the accounts of Kansas City Life and its subsidiaries, principally Sunset Life and Old American. All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
The preparation of the consolidated financial statements requires management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period.  These estimates are inherently subject to change and actual results could differ from these estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, deferred acquisition costs, value of business acquired, future policy benefits, policy and contract claim liabilities and the valuation allowance on deferred income tax assets.

Business Changes
On January 23, 2006 the Company entered into a definitive agreement to sell its bank subsidiary, Generations Bank, for $10.1 million in cash.  On January 8, 2007, the Company completed the sale of Generations Bank after receiving regulatory approval from the Office of Thrift Supervision.  The gain on the sale was $1.9 million and is included in realized investment gains.  The bank subsidiary and the results of operations were not material to the financial statements of the Company and are not disclosed separately.

In 2006, the Company entered into a Master General Agent and Marketing Agreement with American Republic Insurance Company (American Republic) under which American Republic agents market Kansas City Life’s insurance products.  Sales under this agreement are reflected in the Individual Insurance segment.

Investments
Investment income is recognized when earned.   Realized gains and losses on the sale of investments are determined on the basis of specific security identification recorded on the trade date. Securities available for sale are stated at fair value.  Unrealized gains and losses, net of adjustments to deferred acquisition costs (DAC), value of business acquired (VOBA), policyholder account balances and deferred income taxes, are reported as a separate component of accumulated other comprehensive loss in stockholders' equity.  The adjustments to DAC and VOBA represent changes in the amortization of DAC and VOBA that would have been required as a charge or credit to income had such unrealized amounts been realized.  The adjustment to policyholder account balances represents the increase from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at current market interest rates, which were lower than the then current effective portfolio rate.

The Company’s fair value of fixed maturity and equity securities are determined by management, utilizing external pricing sources, brokers, and internal matrices.  At December 31, 2008 approximately 90% of these investments were from external pricing services while 10% were derived from brokers, internal matrices and calculations.  The Company reviews and analyzes its securities on an ongoing basis to determine whether impairments exist that are other-than-temporary. Based upon these analyses, specific security values are written down to fair value through earnings as a realized investment loss if the security's value is considered to be an other-than-temporary impairment.  Premiums and discounts on fixed maturity securities are amortized over the life of the related security as an adjustment to yield using the effective interest method.  See Note 3 – Investments for further details.

Investment income on mortgage-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase.  Subsequent revisions in those assumptions are recorded using the retrospective method, except for

5

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

adjustable rate mortgage-backed securities where the prospective method is used.  Under the retrospective method the amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the time of purchase.  Under the prospective method, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.  The adjustments to amortized cost under both methods are recorded as a charge or credit to net investment income.

Mortgage loans are stated at cost, adjusted for amortization of premium and accrual of discount, less a valuation reserve for probable losses. A loan is considered impaired if it is probable that contractual amounts due will not be collected. The valuation reserve is determined based upon historical impairment experience and insurance industry studies.  Such estimates are based upon the value of the expected cash flows and the underlying collateral on a net realizable basis. Loans in foreclosure and loans considered to be impaired are placed on a non-accrual status.

Real estate consists of directly owned investments and real estate joint ventures.  Real estate that is directly owned is carried at depreciated cost.  Real estate joint ventures consist primarily of office buildings, unimproved land for future development and low income housing tax credit (“LIHTC”) investments.  Real estate joint ventures are consolidated where required or are valued at cost, adjusted for the Company’s equity in earnings.

Policy loans are carried at cost, less principal payments received.  Short-term investments are stated at cost, adjusted for amortization of premium and accrual of discount.

Valuation of Investments
The Company’s principal investments are in fixed maturity securities, mortgage loans and real estate; all of which are exposed to three primary sources of investment risk: credit, interest rate and liquidity.  The fixed maturity securities, which are all classified as available for sale, are carried at their fair value in the Company’s balance sheet, with unrealized gains or losses recorded in accumulated other comprehensive loss.  The unrealized gains or losses are recorded net of the adjustment to policyholder account balances to reflect what would have been earned had those gains been realized and the proceeds reinvested.  The Company’s fair value of fixed maturity and equity securities are derived from external pricing sources, brokers, internal matrices and calculations.  Approximately 90% of these investments are from external pricing services while 10% are derived from brokers, internal matrices and calculations.  The investment portfolio is monitored regularly to ensure that investments which may be other-than-temporarily impaired are identified in a timely fashion and properly valued, and that impairments are charged against earnings as realized investment losses.  The valuation of the investment portfolio involves a variety of assumptions and estimates, especially for investments that are not actively traded.

The Company has a policy and process in place to identify securities that could potentially have an impairment that is other-than-temporary.  This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors.  This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, asset quality and cash flow projections as indicators of credit issues.

At the end of each quarter, all securities are reviewed to determine whether impairments exist and whether other-than-temporary impairments should be recorded.  This quarterly process includes an assessment of the credit quality of each investment in the entire securities portfolio.  Additional reporting and review procedures are conducted for those securities where fair value is less than 90% of amortized cost.  Further, detailed analysis is performed for each issue or issues having experienced a formal restructuring or where the security has experienced material deterioration in fair value.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary.  Relevant facts and circumstances considered include but are not limited to:

•	The current fair value of the security as compared to cost;
•	The length of time the fair value has been below cost;
•	The financial position of the issuer, including the current and future impact of any specific events;
•	The Company’s ability and intent to hold the security to maturity or until it recovers in value.

To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between amortized cost and fair value is charged to income as a realized investment loss, resulting in a reduction to the cost basis of the underlying investment.

6

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other-than-temporary.  These risks and uncertainties include but are not limited to:

•	The risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;
•	The risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;
•
The risk that the performance of the underlying collateral for securities could deteriorate in the future and the Company’s credit enhancement levels and recovery values do not provide sufficient protection to the Company’s contractual principal and interest;

•	The risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates;
•
The risk that new information obtained by the Company or changes in other facts and circumstances may lead the Company to change its intent to hold the security to maturity or until it recovers in value;

•	The risk that inaccurate or misleading information could be provided to the Company’s investment professionals who determine the fair value estimates.

Any of these situations could result in a charge to income in a future period.

Deferred Acquisition Costs
Deferred acquisition costs (DAC), principally agent commissions and other selling, selection and issue costs, which vary with and are directly related to the production of new business, are capitalized as incurred.  These deferred costs are then amortized in proportion to future premium revenues or the expected future profits of the business, depending upon the type of product.  Profit expectations are based upon assumptions of future interest spreads, mortality margins, expense margins and policy and premium persistency experience.  These assumptions involve judgment and are compared to actual experience on an ongoing basis.  If it is determined that the assumptions related to the profit expectations for interest sensitive and variable insurance products should be revised, the impact of the change is reported in the current period’s income as an unlocking adjustment.  The DAC unlocking adjustment was $3.0 million for the year ended 2008 (2007 – $3.4 million; 2006 – $0.7 million) which reduced the amortization of DAC.  During the fourth quarter of 2006, the Old American segment reduced its amortization of DAC by $1.2 million.  This adjustment, which is a correction of an understatement of the capitalization of DAC in prior periods, was not material to 2006 or any prior period financial statements.

DAC is reviewed on an ongoing basis to determine that the unamortized portion does not exceed the expected recoverable amounts.  If it is determined from emerging experience that the premium margins or gross profits are insufficient to amortize deferred acquisition costs, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period.  No impairment adjustments have been recorded in the years presented. The DAC asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.  The DAC increase from unrealized losses on fixed maturity securities was $51.2 million for year ended 2008 (2007 – $(0.7) million).

The following table provides information about DAC at December 31.

	2008	2007	2006

Balance at beginning of year	$217,512	$220,595	$226,963
Capitalization of commissions, sales and issue expenses	27,804	28,643	26,554
Gross amortization	(46,412)	(43,341)	(47,378)
Accrual of interest	11,422	12,268	12,459
Amortization due to realized investment (gains) losses	2,243	33	(58)
Change in DAC due to unrealized investment (gains) losses	51,187	(686)	2,055

Balance at end of year	$263,756	$217,512	$220,595

Value of Business Acquired
When a new block of business is acquired or when an insurance company is purchased, a portion of the purchase price is allocated to a separately identifiable intangible asset, called the value of business acquired (VOBA).  VOBA is established as the actuarially determined present value of future gross profits of the business acquired and is amortized in proportion to future premium revenues or the expected future profits, depending on the type of business acquired.  Amortization of VOBA

7

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

occurs with interest over the anticipated lives of the underlying business to which it relates, initially 15 to 30 years.  Similar to DAC, the assumptions regarding future experience can affect the carrying value of VOBA, including interest spreads, mortality, expense margins and policy and premium persistency experience.  Significant changes in these assumptions can impact the carrying balance of VOBA and produce changes that are reflected in the current period’s income as an unlocking adjustment.  A VOBA unlocking adjustment was made in the second quarter of 2008, which increased the amortization of VOBA in the amount of $0.2 million for surrenders (2007 - $1.1 million; 2006 - no adjustment).

VOBA is reviewed on an ongoing basis to determine that the unamortized portion does not exceed the expected recoverable amounts.  If it is determined from emerging experience that the premium margins or gross profits are insufficient to support the value of VOBA, then the asset will be adjusted downward with the adjustment recorded as an expense in the current period.  No impairment adjustments have been recorded in the years presented. The VOBA asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale, as described in the Investments section of Note 1.  The VOBA asset increased $15.2 million (2007 - $0.1 million) from unrealized losses on fixed maturity securities.

The following table provides information about VOBA at December 31.

	2008	2007	2006

Balance at beginning of year	$73,517	$82,769	$89,505
Gross amortization	(11,704)	(14,545)	(13,868)
Accrual of interest	4,610	5,285	6,476
Amortization due to realized investment (gains) losses	1,187	(76)	(195)
Change in VOBA due to unrealized investment losses	15,245	84	851

Balance at end of year	$82,855	$73,517	$82,769

The accrual of interest for Old American VOBA was calculated at a 13.0% interest rate for the life block and a 7.0% rate for the accident and health block.  In 2008, interest accrued on the GuideOne acquisition VOBA at the rates of 4.53% on the interest sensitive life block, 4.05% on the deferred annuity block and 5.25% on the traditional life block.  The VOBA on a separate acquired block of business used a 7.0% interest rate on the traditional life portion and a 5.4% interest rate on the interest sensitive portion.  The interest rates used in the calculation of VOBA are based on rates appropriate at the time of acquisition. The expected amortization of VOBA each year over the next five years, 2009 through 2013, is $7,385, $7,057, $6,480, $4,394, and $4,170, respectively.

Reinsurance
In the normal course of business, the Company cedes risks to other insurers, primarily to protect the Company against adverse fluctuations in mortality experience.  Reinsurance is effected on individual risks and through various quota share arrangements.  Business is reinsured primarily through yearly renewable term and coinsurance agreements.  Under yearly renewable term insurance, the Company pays annual premiums and the reinsurer reimburses claims paid related to this coverage.  Under coinsurance, the reinsurer receives a proportionate share of the premiums less applicable commissions and is liable for a corresponding share of policy benefits.  The Company remains contingently liable if the reinsurer should be unable to meet obligations assumed under the reinsurance contract.  The Company also assumes risks ceded by other companies.

Reinsurance receivables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder account balances.

Separate Accounts
Separate account assets and liabilities arise from the sale of variable life insurance and annuity products.  The separate account represents funds segregated for the benefit of certain policyholders who bear the investment risk.  The assets are legally segregated and are not subject to claims which may arise from any other business of the Company.  The separate account assets and liabilities, which are equal, are recorded at fair value.  Policyholder account deposits and withdrawals, investment income and realized investment gains and losses are excluded from the amounts reported in the Consolidated Statements of Income.  Revenues to the Company from separate accounts consist principally of contract charges, which include maintenance charges, administrative fees and mortality and risk charges.

8

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The following table provides a reconciliation of activity within separate account liabilities at December 31.

	2008	2007	2006

Balance at beginning of year	$420,393	$400,749	$367,860
Deposits on variable policyholder contracts	48,994	57,767	46,771
Transfers to general account	(11,486)	(2,476)	(2,686)
Investment performance	(135,280)	33,826	52,026
Policyholder benefits	(49,863)	(54,663)	(49,135)
Contract charges	(14,193)	(14,810)	(14,087)
Balance at end of year	$258,565	$420,393	$400,749

The total separate account assets were $258.6 million as of December 31, 2008.  Variable life and variable annuity assets comprised 29% and 71% of this amount, respectively.  Guarantees are offered under variable life and variable annuity contracts: a guaranteed minimum death benefit rider is available on certain variable universal life contracts, and guaranteed minimum death benefits are provided on variable annuities.  The guaranteed minimum death benefit rider for variable universal life contracts guarantees the death benefit for specified periods of time, regardless of investment performance, provided cumulative premium requirements are met.  The Company introduced a guaranteed minimum withdrawal benefit (GMWB) rider in 2007 that can be added to new or existing variable annuity contracts.  The rider provides a minimum guarantee that the owner can make annual withdrawals equal to 5% of the initial annuity deposit for twenty years, or for life if withdrawals were started at age 65 or later, regardless of market returns.  The value of variable annuity separate accounts with the GMWB rider was $31.1 million and the liability was $0.8 million at December 31, 2008.  The value of the GMWB rider is recorded at fair value.  The change in this liability is included in policyholder benefits in the Consolidated Statements of Income.

As of December 31, 2008, separate account balances for variable annuity contracts were $182.3 million.   The total reserve held for variable annuity guaranteed minimum death benefits was $0.5 million.  Additional information related to the guaranteed minimum death benefits and related separate account balances and net amount at risk (the amount by which the guaranteed minimum death benefit exceeds the account balance) as of December 31, 2008 is provided below:

	Separate	Net
	Account	Amount
	Balance	at Risk

Return of net deposits	$162,336	33,018
Return of the greater of the highest anniversary
contract value or net deposits	3,306	1,559
Return of the greater of every fifth year highest
anniversary contract value or net deposits	6,063	1,448
Return of the greater of net deposits accumulated annually
at 5% or the highest anniversary contract value	10,609	5,830
Total	$182,314	41,855

Future Policy Benefits
The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and accident and health insurance.  Generally, amounts are payable over an extended period of time.  Liabilities for future policy benefits of traditional life insurance have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals.  These estimates include provisions for experience less favorable than initially expected.  Mortality assumptions are based on Company experience expressed as a percentage of standard mortality tables.  The 2001 VBT and the 1975-1980 Select and Ultimate Basic Table serve as the basis for mortality assumptions.

Liabilities for future policy benefits of immediate annuities and supplementary contracts with life contingencies are also computed by a net level premium method, based upon estimates at the time of issue for investment yields and mortality.

9

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Liabilities for future policy benefits of accident and health insurance represent estimates of payments to be made on reported insurance claims, as well as claims incurred but not yet reported.  These liabilities are estimated using actuarial analyses and case basis evaluations that are based upon past claims experience, claim trends and industry experience.
The following table provides detail about future policy benefits at December 31.

	2008	2007

Life insurance	$620,136	$623,080
Immediate annuities and supplementary
contracts with life contingencies	192,212	186,813
Total	812,348	809,893

Accident and health insurance	41,108	41,930

Total future policy benefits	$853,456	$851,823

Policyholder Account Balances
Policyholder account balances include universal life insurance, fixed deferred annuity contracts and investment-type contracts.  Liabilities for these policyholder account balances are included without reduction for potential surrender charges and deferred front-end contract charges.  The account balances for universal life contracts are equal to cumulative premiums, less contract charges and withdrawals, plus interest credited.  The account balances for fixed deferred annuities and investment-type contracts are equal to the cumulative deposits, less any applicable contract charges and withdrawals, plus interest credited.  Front-end contract charges are amortized over the term of the policies.  Policyholder benefits incurred in excess of related policyholder account balances are charged to policyholder benefits expense.  Interest on policyholder account balances is credited as earned.

Crediting rates for universal life insurance and fixed deferred annuity products ranged from 3.00% to 5.50% (2007 – 3.00% to 5.50%; 2006 – 3.00% to 5.75%).

The following table provides detail about policyholder account balances at December 31.

	2008	2007

Universal life insurance	$1,013,172	$1,033,693
Fixed deferred annuities	956,216	987,014
Other	61,268	66,712

Policyholder account balances	$2,030,656	$2,087,419

Recognition of Revenues
Premiums for traditional life insurance products are reported as revenue when due.  Premiums on accident and health, disability and dental insurance are reported as earned ratably over the contract period in proportion to the amount of insurance protection provided.  A reserve is provided for the portion of premiums written which relate to unexpired terms of coverage.

Deposits related to universal life, fixed deferred annuity contracts and investment-type products are credited to policyholder account balances.  Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges, and are recognized in the period in which the benefits and services are provided.  The cash flows from deposits are credited to policyholder account balances.  Deposits are not recorded as revenue under FASB Statement No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments.”  Deposits are shown as a Financing Activity in the Consolidated Statements of Cash Flows.

The Company measures its sales or new business production with two components: new premiums recorded and new deposits received.  Premiums and deposits are subdivided into two categories: new and renewal.  New premiums and deposits are measures of sales or new business production.  Renewal premiums and deposits occur as continuing business from existing customers.

10

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Contract Charges
Contract charges consist of cost of insurance, expense loads, the amortization of unearned revenues and surrender charges.  Cost of insurance relates to charges for mortality.  These charges are applied to the excess of the mortality benefit over the account value for universal life policies.  Expense loads are amounts that are assessed against the policyholder balance as consideration for origination of the contract.  Certain contract charges for universal life insurance are not recognized in income immediately but are deferred as unearned revenues and are amortized into income in a manner similar to the amortization of DAC.  These contract charges, which are recorded as unearned revenues, are recognized into income in proportion to the expected future gross profits of the business.  Profit expectations are based upon assumptions of future interest spreads, mortality margins, expense margins and policy and premium persistency experience.  Surrender charges are fees imposed on policyholders upon cancellation of a policy.

Income Taxes
Deferred income taxes are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the consolidated financial statements.  Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.

Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized.  The ultimate realization of deferred income tax assets generally depends on the reversal of deferred tax liabilities and the generation of future taxable income and realized gains during the periods in which temporary differences become deductible.  A valuation allowance against deferred income tax assets may be required if future taxable income of the correct character is not expected.

The Company and its subsidiaries file a consolidated federal income tax return that includes both life insurance companies and non-life insurance companies.

Comprehensive Income (Loss)
Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes the change in unrealized investment gains or losses on securities available for sale (net of reclassification adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA, taxes and policyholder account balances.  In addition, other comprehensive income (loss) includes the change in the additional minimum pension liability, and the adjustment to adopt SFAS No. 158 – described below under New Accounting Pronouncements.  The adjustment to adopt SFAS No. 158 consisted of pension and postretirement net losses and prior service costs.  Other comprehensive income (loss) also includes deferred income taxes on these items.

Income (Loss) Per Share
Due to the Company's capital structure and the absence of other potentially dilutive securities, there is no difference between basic and diluted earnings per common share for any of the years reported. The average number of shares outstanding during the year was 11,566,805 shares (2007 – 11,836,213 shares; 2006 – 11,883,830 shares). The number of shares outstanding at year-end was 11,430,300 (2007 – 11,765,037).

Participating Policies
The Company has some insurance contracts where the policyholder is entitled to share in the entity’s earnings through dividends that reflect the difference between the premium charged and the actual experience.  Participating business at year-end 2008 approximated 5% of statutory premiums and 6% of the life insurance in force. The amount of dividends to be paid is determined annually by the Board of Directors. Provision has been made in the liability for future policy benefits to allocate amounts to participating policyholders on the basis of dividend scales contemplated at the time the policies were issued.  Additional provisions have been made for policyholder dividends in excess of the original scale, which have been declared by the Board of Directors.

New Accounting Pronouncements
In October 2008, the FASB issued FASB Staff Position (FSP) No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active” (FSP FAS 157-3).  FSP FAS 157-3 clarifies the application of FASB Statement No. 157, “Fair Value Measurements”, in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active.  The Company adopted FSP FAS 157-3 on issuance, with no material impact to the consolidated financial statements.

In May 2008, the FASB issued SFAS No. 163, “Accounting for Financial Guarantee Insurance Contracts” (SFAS 163).  SFAS 163 clarifies how FASB Statement No. 60, “Accounting and Reporting by Insurance Enterprises”, applies to financial guarantee insurance contracts, including the recognition and measurement of premium revenue and claim liabilities.  This statement also requires expanded disclosures about financial guarantee insurance contracts.  This statement became effective

11

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

for financial statements issued for fiscal years beginning after December 15, 2008.  The Company adopted SFAS 163 on January 1, 2009 with no material impact to the consolidated financial statements as it does not sell financial guarantee insurance contracts.

In May 2008, the FASB issued SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” (SFAS 162).  SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements.  This statement shall be effective 60 days following the SEC’s approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, “The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles”.  The Company adopted SFAS 162 on issuance, with no material impact on the consolidated financial statements.

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161).  This statement amends and expands the disclosure requirements of Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities”.  SFAS 161 requires companies with derivative instruments to disclose information about how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under Statement 133, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  This statement shall be effective for financial statements issued for fiscal years beginning after November 15, 2008.  The Company adopted SFAS 161 on January 1, 2009 with no material impact on the consolidated financial statements.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an amendment of SFAS No. 115” (SFAS 159).  SFAS 159 permits an entity to measure certain financial assets and liabilities at fair value.  Under SFAS 159, entities that elect the fair value option will report unrealized gains and losses in earnings at each subsequent reporting date. The fair value option may be elected on an instrument-by-instrument basis, with a few exceptions, as long as it is applied to the instrument in its entirety.  Once adopted, the fair value option election is irrevocable, unless a new election date occurs.  This statement became effective for years beginning after November 15, 2007.  Upon the adoption of SFAS 159, the Company was also required to adopt SFAS No. 157 concurrently.  The Company elected to not measure financial assets and liabilities at fair value other than those already prescribed, such as securities available for sale, securities identified in trading portfolios and certain derivatives and hedging activity that the Company participates in.  The Company adopted SFAS 159 on January 1, 2008 with no material impact to the consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (SFAS 157).  SFAS 157 provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.  SFAS 157 also emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and established a fair value hierarchy with the highest priority being the quoted price in active markets.  SFAS 157 amended SFAS 107, “Disclosure about Fair Value of Financial Instruments.”  This statement became effective for years beginning after November 15, 2007.  The Company adopted SFAS 157 on January 1, 2008 with no material impact to the consolidated financial statements.  Please see Note 2 Fair Value of Financial Instruments for disclosures pertaining to SFAS 157.

In September 2006, the FASB issued SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (SFAS 158).  SFAS 158 requires calendar year-end companies with publicly traded equity securities that sponsor postretirement benefit plans to fully recognize, as an asset or liability, the funded status of the benefit plans measured as of the sponsor’s fiscal year-end as of December 31, 2006.  The funded status is to be measured as the difference between the fair value of the plan assets and the projected benefit obligation at year-end.  The Company adopted this statement as of December 31, 2006.  Please see Note 8 – Pensions and Other Postretirement Benefits.

In August 2006, the Securities and Exchange Commission (SEC) adopted SEC Release No. 33-8732A, “Executive Compensation and Related Person Disclosure” which amends the disclosure requirements for executive and director compensation, related person transactions, director independence and other corporate governance matters and security ownership of officers and directors.  The release expanded the required tabular disclosures and added a narrative Compensation Discussion & Analysis (CD&A) which must describe the Company’s compensation policies and decisions.  The amendments in the release apply to disclosures included in Proxy and information statements, periodic and current reports, as well as other filings under the Securities Exchange Act of 1934 and to registration statements under the Exchange Act and the Securities Act of 1933.  For financial statement purposes, this release was effective for years ending on or after December 15, 2006.  The Company has adopted this release and includes the required disclosures in the appropriate filings.

12

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

In June 2006, the FASB issued Interpretation 48 “Accounting for Uncertainty in Income Taxes” (FIN 48).  FIN 48 applies to all uncertain tax positions accounted for under SFAS No. 109 “Accounting for Income Taxes”.  FIN 48 addresses whether tax positions taken or to be taken on tax returns should be reflected in the financial statements before they are resolved with the appropriate taxing authority.  Previous statements provided no specific guidance related to such positions.  FIN 48 was adopted on January 1, 2007, with no material impact to the consolidated financial statements.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position 05-1 (SOP 05-1), “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts”.  SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments”.   SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  SOP 05-1 became effective for internal replacements occurring in fiscal years beginning after December 31, 2006.  Retrospective application of SOP 05-1 to previously issued consolidated financial statements is not permitted.  The Company adopted SOP 05-1 on January 1, 2007 with no material impact to the consolidated financial statements.

In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 “Accounting Changes and Error Corrections” (SFAS 154).  The Statement replaces APB Opinion No. 20 and SFAS 3.  SFAS 154 requires retrospective application to prior periods’ financial statements of changes in accounting principle.  However, if it is impracticable to determine the effects of such changes, then other rules apply.  SFAS 154 became effective January 1, 2006.    The Company adopted this standard on January 1, 2006.  SFAS 154 had no immediate impact on the Company’s consolidated financial statements, though it will impact the presentation of future voluntary accounting changes, should such changes occur.

In December 2004, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 123 (revised 2004) "Share-Based Payment" (SFAS 123R).  This statement requires recognition in the financial statements of the fair-value-based measurement method of stock-based compensation issued to employees.  SFAS 123R became effective January 1, 2006.  Historically, the Company had expensed all stock-based compensation using a fair-value-based measurement method.  The Company adopted this standard on January 1, 2006 with no material impact to the consolidated financial statements.  Please see Note 9 – Share-Based Payment.

All other Standards and Interpretations of those Standards issued during 2008 did not relate to accounting policies and procedures pertinent to the Company at this time.

2. FAIR VALUE of FINANCIAL INSTRUMENTS

Fair Values Hierarchy
In accordance with SFAS 157, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value.  These levels are as follows:

Level 1 – Valuations are based upon quoted prices for identical instruments traded in active markets.  Level 1 assets include U.S. Treasury Notes and Bonds, other U.S. Government securities and certain common and preferred stocks that are traded by dealers or brokers in active markets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.  Valuations are obtained from third party pricing services or inputs that are observable or derived principally from or corroborated by observable market data.  Level 2 assets include debt securities, preferred stocks and asset-backed securities that are model priced by vendors using observable inputs.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market.  These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability.  Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based  models, and similar techniques, using the best information available in the circumstances.  Level 3 assets include primarily private placements.

13

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Determination of Fair Value
Under SFAS 157, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in SFAS 157.  Accordingly, the Company uses an independent third party pricing service to price a significant portion of its fixed maturity securities and equity securities.

The Company performs an analysis on the prices received from third party security pricing services and independent brokers to ensure that the prices represent a reasonable estimate of the fair value.  The Company corroborates and validates the primary pricing sources through a variety of procedures that include but are not limited to comparison to additional independent third-party pricing services or brokers, where possible, a review of third party pricing service methodologies, back testing and comparison of prices to actual trades for specific securities where observable data exists.  In addition, in accordance with SFAS No. 157, the Company analyzed the third-party pricing services’ methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate SFAS No. 157 fair value hierarchy.

Fair value measurements for assets and liabilities where there exists limited or no observable market data, are often calculated using the Company’s own estimates, based on current interest rates, credit spreads, liquidity premium or discount, the economic and competitive environment, unique characteristics of the asset or liability and other pertinent factors.  Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.  Additionally, there may be inherent weaknesses in any calculation technique. Further, changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

The Company’s own estimates of fair value are derived in a number of ways including, but not limited to: 1) pricing provided by brokers, where the price indicates reliability as to value; 2) fair values of comparable securities incorporating a spread adjustment for maturity differences, collateralization, credit quality, liquidity and other items, if applicable; 3) discounted cash flow models and margin spreads; 4) bond yield curves; 5) Trace trade quotes; 6) observable market prices and exchange quotes not provided by our pricing service; 7) statement values provided to the Company by fund managers; and 8) option pricing models.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value and for estimating fair value for financial instruments not recorded at fair value in accordance with SFAS No. 107.

Assets
Securities Available for Sale
Securities available for sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted prices, if available.  If quoted prices are not available, fair values are determined as described in the preceding paragraphs.

Short-Term Financial Assets
Short-term financial assets include cash and other short-term investments and are carried at historical cost.  The carrying amount is a reasonable estimate of the fair value because of the relatively short time between the purchase of the instrument and its expected repayment or maturity.

Loans
The Company does not record loans at fair value.  As such, valuation techniques discussed herein for loans are primarily for estimating fair value for SFAS No. 107 disclosure purposes.

Fair values of mortgage loans on real estate properties are calculated by discounting contractual cash flows, using discount rates based on current industry pricing or the Company’s estimate of an appropriate risk-adjusted discount rate for loans of similar size, type, remaining maturity and repricing characteristics.

The Company also has loans made to policyholders.  These loans cannot exceed the cash surrender value of the policy.  Fair value is calculated by discounting contractual cash flows, using discount rates based on the Company’s estimate of appropriate risk-adjusted discount rates for these loans.

14

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Liabilities
Investment-Type Liabilities Included in Policyholder Account Balances and Other Policyholder Funds
Fair values for liabilities under investment-type insurance contracts are based upon account value.  The fair values of investment-type insurance contracts included with policyholder account balances for fixed deferred annuities and other policyholder funds for supplementary contracts without life contingencies are estimated to be their cash surrender values.  In accordance with SFAS No. 107, the fair values of deposits with no stated maturity are equal to the amount payable on demand at the measurement date.

Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company introduced a GMWB rider in 2007 that can be added to new or existing variable annuity contracts.  The rider provides a minimum guarantee that the owner can make annual withdrawals equal to 5% of the initial annuity deposit for twenty years, or for life if withdrawals were started at age 65 or later, regardless of market returns.  The value of variable annuity separate accounts with the GMWB rider was $31.1 million and the liability was $0.8 million at December 31, 2008.  The value of the GMWB rider is recorded at fair value.  Fair values for GMWB rider contracts result in a Level 3 valuation as it is based on models developed for this purpose which utilize significant unobservable inputs.  These models require actuarial and financial market assumptions, which reflect the assumptions market participants would use in pricing the contract, including adjustments for risk and issuer non-performance.  The change in this liability is included in policyholder benefits in the Consolidated Statements of Income.

Notes Payable
All of the amounts included within Notes Payable were in short-term borrowings at December 31, 2008 and December 31, 2007.  The carrying amount of these borrowings was a reasonable estimate of fair value because of the relatively short time between the origination of the borrowings and their expected repayment and maturities.  Please see Note 5 - Notes Payable for an explanation of the terms of the debt outstanding.

Categories Reported at Fair Value
The following tables present categories reported at fair value on a recurring basis.

December 31, 2008
Assets:	Total	Level 1	Level 2	Level 3
Fixed maturities and equity
securities available for sale	$ 2,387,410	$ 28,380	$ 2,264,390	$ 94,640
Total	$ 2,387,410	$ 28,380	$ 2,264,390	$ 94,640

Liabilities:
Other policyholder funds
Guaranteed minimum withdrawal benefits	$ 755	$ -	$ -	$ 755
Total	$ 755	$ -	$ -	$ 755

December 31, 2007
Assets:	Total	Level 1	Level 2	Level 3
Fixed maturities and equity
securities available for sale	$ 2,690,222	$ 15,110	$ 2,546,388	$ 128,724
Total	$ 2,690,222	$ 15,110	$ 2,546,388	$ 128,724

Liabilities:
Other policyholder funds
Guaranteed minimum withdrawal benefits	$ 58	$ -	$ -	$ 58
Total	$ 58	$ -	$ -	$ 58
15

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31 are summarized below:

Assets:	2008
Balance, beginning of period	$128,724
Total gains or losses (realized and unrealized)
Included in earnings	392
Included in other comprehensive loss	(8,682)
Purchases, issuances and settlements	8,623
Disposals	(38,369)
Transfers in	27,678
Transfers out	(23,568)
Non-trading activity	(158)
Balance, end of period	$94,640

Net losses included in net loss relating to
assets held at December 31	$(7,892)

Liabilities:	2008
Balance, beginning of period	$58
Total gains or losses (realized and unrealized)
Included in earnings	(122)
Purchases, issuances and settlements	819
Balance, end of period	$755

Net losses included in net loss relating to
liabilities at December 31	$(122)

The roll forward of Level 3 assets begins with the prior period balance and adjusts the balance for the gains or losses (realized and unrealized) that occurred during the current period.  Any new purchases that are identified as Level 3 securities are then added and any sales of securities which were previously identified as Level 3 are subtracted.  Next, any securities which were previously identified as Level 1 or Level 2 securities and which are currently identified as Level 3 are added.   Securities which were previously identified as Level 3 and which are now designated as Level 1 or as Level 2 are subtracted.  Finally, the non-trading activity adjustment represents the net amortization of premium and/or discount associated with the Level 3 securities.  The ending balance represents the current fair value of securities which are designated as Level 3.

The roll forward of Level 3 liabilities begins with the prior period balance and adjusts for the realized gains or losses that occurred during the current period.  These realized gains or losses are reflected as policyholder benefits in the Consolidated Statements of Income.  Issuances, or new sales, are then added.  The ending balance represents the current fair value of liabilities which are designated as Level 3.

16

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The table below is a summary of fair value estimates as of December 31, 2008 and December 31, 2007 for financial instruments, as defined by SFAS No. 107.  In accordance with SFAS No. 107, the Company has not included assets and liabilities that are not financial instruments in this disclosure.  The total of the fair value calculations presented do not represent, and should not be construed to represent, the underlying value of the Company.

	December 31, 2008		December 31, 2007
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Investments:
Fixed maturity and equity
securities available for sale	$2,387,410	$2,387,410	$2,690,222	$2,690,222
Mortgage loans	445,389	449,228	450,148	464,211
Policy loans	88,304	88,304	92,803	92,803
Cash and short-term investments	44,858	44,858	48,680	48,680

Liabilities:
Individual and group annuities	956,216	938,023	987,014	963,626
Notes payable	2,900	2,900	10,400	10,400
Supplementary contracts without
life contingencies	61,268	54,327	66,712	66,712

3. INVESTMENTS

Investment Revenues
The following tables provide investment revenues by major category for the years ended December 31.  Realized gains and losses on the sale of investments are determined on the basis of specific security identification.

	2008	2007	2006
Net investment income:
Fixed maturity securities	$146,852	$149,951	$153,885
Equity securities	(1,851)	4,159	4,644
Mortgage loans	29,735	31,292	31,774
Real estate	5,678	5,909	7,494
Policy loans	6,210	6,230	6,713
Short-term	1,043	3,716	1,863
Other	673	775	980
	188,340	202,032	207,353
Less investment expenses	(10,921)	(11,627)	(11,073)

	$177,419	$190,405	$196,280

17

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

	2008	2007	2006
Realized investment gains (losses):
Fixed maturity securities	$(50,682)	$(3,294)	$2,280
Equity securities	(10,173)	1,645	(464)
Mortgage loans	-	-	(100)
Real estate	5,154	7,118	4,159
	(55,701)	5,469	5,875
Amortization of DAC and VOBA	3,430	(43)	(254)

	$(52,271)	$5,426	$5,621

Unrealized Gains and Losses
The following table provides unrealized gains (losses) on the Company’s investments in securities available for sale, at December 31.

	2008	2007	2006

End of year	$(192,114)	$13,208	$2,650
Amounts allocable to:
DAC and VOBA	65,534	(898)	(296)
Policyholder account balances	-	(548)	(433)
Deferred income taxes	44,303	(4,117)	(672)

	$(82,277)	$7,645	$1,249

Increase (decrease) in
net unrealized gains during the year:
Fixed maturity securities	$(89,106)	$6,958	$(17,008)
Equity securities	(815)	(562)	768

	$(89,921)	$6,396	$(16,240)

Analysis of Unrealized Losses on Securities
The Company reviews all security investments, particularly including those having unrealized losses.  Further, the Company specifically assesses all investments with greater than 10% declines in fair value and, in general, monitors all security investments as to ongoing risk.  These risks are fundamentally evaluated through both a qualitative and quantitative analysis of the issuer.  The Company prepares a formal review document no less often than quarterly of all investments with greater than 20% declines in fair value for six months or more, investments that have previously been written down and that remain in an unrealized loss position, and selected investments that have changed significantly from a previous period and that have a decline in fair value greater than 10% of amortized cost.

The Company has a policy and process in place to identify securities that could potentially have an impairment that is other-than-temporary.  This process involves monitoring market events and other items that could impact issuers.  The evaluation includes but is not limited to such factors as the issuer’s stated intent and ability to make all principal and interest payments when due, near-term business prospects, cash flow and liquidity, credit ratings, business climate, management changes and litigation and government actions.  This process also involves monitoring several factors including late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, asset quality and cash flow projections, as indicators of credit issues.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary.  Relevant facts and circumstances considered include but are not limited to: (1) the current fair value of the security as compared to cost; (2) the extent and the length of time the fair value has been below cost; (3) the financial position of the issuer, including the current and future impact of any specific events, material declines in the issuer’s revenues, margins, cash positions, liquidity issues, asset quality, debt levels and income results; (4) consideration of information or evidence that supports timely recovery; and (5) other business factors related to the issuer’s industry.

18

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other-than-temporary.  These risks and uncertainties include but are not limited to: (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that the performance of the underlying collateral for securities could deteriorate in the future and the Company’s credit enhancement levels and recovery values do not provide sufficient protection to the Company’s contractual principal and interest; (4) the risk that fraudulent information could be provided to the Company’s credit, investment and accounting professionals who determine the fair value estimates and accounting treatment for securities; and (5) the risk that inaccurate or misleading information could be provided to the Company’s investment professionals who determine the fair value estimates.  Any of these situations could result in a charge to income in a future period.  If the Company determines that a security is other-than-temporarily impaired, the difference between amortized cost and fair value is charged to income as a realized investment loss, resulting in a reduction to the cost basis of the underlying investment.

During 2008, losses of $62.7 million were due other-than-temporarily impaired write-downs of investments securities, compared to $4.0 million in 2007.

The Company’s analysis of securities for the quarter ended December 31, 2008 resulted in the determination that 16 securities (14 issuers) had other-than-temporary impairments and were written down by a combined $20.0 million in the fourth quarter.  The fair value of the investments after the write-downs was $11.3 million.

Following is a description of the securities that were written down during the fourth quarter of 2008. 1) Two of the securities were preferred stocks of government-sponsored agencies that were written down by a total of $0.4 million.  These entities buy and hold mortgages and issue and sell guaranteed mortgage-backed securities to facilitate housing ownership.  They are now operated in conservatorship by the U.S. government and their existing common and preferred stock securities are severely diluted.  Dividend payments have been suspended, driving the fair value of these securities down.  2) Two securities were written down by $3.1 million, primarily as a result of declines in price and rating agency downgrades on debt issues from issuers that completed leveraged buyout transactions during 2008.  One of these securities was subsequently sold during the fourth quarter of 2008.  3) Three securities were collateralized debt obligations (CDOs) that were written down by a total of $5.3 million.  These securities have been impacted by the rapid rise in delinquencies and foreclosures in the sub-prime and Alt-A mortgage markets, along with a decline in the fair value of securities issued by financial institutions.  Ongoing CDO liquidations and investor selling have caused extreme declines in market valuations, regardless of individual security performance.  4) Two securities were written down by $1.9 million due to a combination of a decline in price that had persisted for a period longer than the Company considered temporary.  One of these securities was subsequently sold during the fourth quarter of 2008.  5) One security is an originator of residential prime, Alt-A and subprime mortgages that was written down $4.2 million.  The significant decline in the subprime and non-conforming mortgage markets resulted in a reduction in value for this security.  6) One security is from an issuer that designs, manufactures and services cars and trucks and provides vehicle-related financing, leasing and insurance was written down $1.2 million, largely resulting from the decline in the U.S. automotive industry.  7) One security that is a financial services company involved in automotive and real estate financing and mortgage lending was written down by $0.6 million and subsequently sold during the fourth quarter of 2008.  8) Four securities (two issuers) were perpetual preferred securities that were written down $3.3 million.  These securities have been negatively impacted by the housing and mortgage credit crisis and have received TARP (Troubled Assets Relief Program) funds.

The Company’s analysis of securities for the quarter ended September 30, 2008 resulted in the determination that ten fixed-maturity issuers (twelve specific securities) had other-than-temporary impairments and were written down by a combined $32.5 million in the third quarter.  The total fair value of the affected securities after the write-downs was $17.9 million

Following is a description of the securities that were written down during the third quarter of 2008.  1) Two of the securities were preferred stocks of government-sponsored agencies that were written down by a total of $6.5 million.  These entities buy and hold mortgages and issue and sell guaranteed mortgage-backed securities to facilitate housing ownership.  They are now operated in conservatorship by the U.S. government and their existing common and preferred stock securities are severely diluted.  Dividend payments have been suspended, driving the fair value of these securities down.  2) Two securities from the same issuer were from an investment banking firm that filed for bankruptcy during the third quarter of 2008 and was written down by a total of $9.2 million.  This firm was part of the financial industry that was hit hard by the mortgage credit crisis.  After a severe decline in equity valuations, the inability to obtain short-term funding and the failure to find an acquirer forced this firm to file for Chapter 11 bankruptcy.  3) Two securities were collateralized debt obligations (CDOs) that were written down by a total of $5.1 million.  These securities had been impacted by the rapid rise in delinquencies and foreclosures in the sub-prime and Alt-A mortgage markets, along with a decline in the fair value of securities issued by

19

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

financial institutions.  Ongoing CDO liquidations and investor selling had caused extreme declines in market valuations, regardless of individual security performance.  4) Two securities, one issuer a parent organization of the other, are financial guarantee insurance companies that provide credit enhancement for bond issuers as well as investment management services and were written down by a total of $4.9 million.  These issuers had also experienced declines in value related to the mortgage credit crisis and had recently been downgraded to a negative outlook.  5) One security was from the auto industry and is a supplier of auto parts for light trucks and sport-utility vehicles.  The deteriorating truck and sport-utility vehicle markets of the auto industry combined with the sharp decline in value and recent ratings declines resulted in a $2.1 million write-down.  6) One security was written down $1.1 million as continued price deterioration occurred on this security that was previously written down.  This issuer is primarily in the radio and advertising business.  7) One security provides custom-tailored financing to private and corporate owners of real estate nationwide.  This security had a recent rating decline to below investment grade status combined with continued price deterioration and was written down $2.8 million.  8)  One security was a bank holding company that recently filed for bankruptcy.  This holding company was the parent of a large nationwide bank that was recently taken over by the Office of Thrift Supervision who appointed the Federal Deposit Insurance Corporation (FDIC) as its receiver.  As a result of the bankruptcy filing, this security was written down $0.8 million.

The Company’s analysis of securities for the quarter ended June 30, 2008 resulted in the determination that seven fixed-maturity issuers had other-than-temporary impairments.  These securities were written down by a combined $10.2 million in the second quarter.  The total fair value of the affected securities after the write-downs was $16.8 million.

Following is a description of the securities that were written down during the second quarter of 2008:  1) Three of the securities were written down by a total of $3.3 million, primarily as a result of declines in price and rating agency downgrades on debt issues from issuers that had recently completed leveraged buyout (LBO) transactions.  These LBO transactions greatly increased the debt level of each issuer.  One of these securities had been written down previously.  2) Two securities were collateralized debt obligations (CDOs) and were written down by $2.8 million, primarily due to price declines that had persisted for periods longer than the Company considered temporary.  3) One security was written down by $3.3 million due to combination of a decline in price that had persisted for a period longer than the Company considered temporary, rating agency downgrades and a debt restructuring during the quarter.  4) The final security was written down by $0.8 million due to a combination of a decline in price that had persisted for a period longer than the Company considered temporary and a further deterioration in fair value during the second quarter of 2008.

The Company had no securities that it identified as other-that-temporarily impaired in the first quarter of 2008.

The Company had no securities that it identified as other-than-temporarily impaired during the first, second and third quarters of 2007.  The Company’s analysis of fixed maturity securities at year-end 2007 resulted in the determination that two securities had other-than-temporary declines which were written down by $4.0 million.  One of the two securities was below cost by 20% or more for more than six consecutive months and was the subject of a recent leveraged buyout that was finalized during the fourth quarter of 2007, which greatly increased the debt level of the company.  Accordingly, the Company wrote down this security $3.3 million at year-end 2007.  The second security filed for Chapter 11 protection and indicated that it would not be able to fully meet all of the obligations of its borrowings.  The Company recognized an other-than-temporary impairment on this security at year-end 2006 of $1.1 million.  As a result of this new action, the Company recognized an additional $0.7 million impairment in 2007.  At December 31, 2006, this security was below cost by 20% or more for more than twelve consecutive months.  It was in a highly competitive and cyclical industry that was experiencing weakened demand and overcapacity.  Capital expenditures for equipment upgrades were exceeding cash generation.

As of December 31, 2008, the Company had gross unrealized losses of $231.9 million on investment securities, including fixed maturity and equity securities that had a fair value of $1.5 billion. As of December 31, 2007, the Company had gross unrealized losses of $47.0 million on investment securities, including fixed maturity and equity securities that had a fair value of $1.3 billion. The increase in unrealized losses was primarily attributable to increased credit and liquidity risk discounts in the pricing of financial assets during the twelve months ended December 31, 2008.  Although these changes affected the broad financial markets, specific sectors, security issuers and security issues were affected differently.

20

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The following table provides information regarding unrealized losses on investments available for sale, as of December 31, 2008.

	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Bonds:	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities and
obligations of U.S. Government	$1,591	$260	$5,213	$139	$6,804	$399
Federal agencies [1]	-	-	-	-	-	-
Federal agency issued
mortgage-backed securities [1]	28,933	419	25,404	216	54,337	635
Subtotal	30,524	679	30,617	355	61,141	1,034
Corporate obligations:
Industrial	152,873	11,301	72,964	16,067	225,837	27,368
Energy	104,230	12,571	17,098	3,122	121,328	15,693
Technology	5,828	1,352	6,975	1,704	12,803	3,056
Communications	27,885	3,584	17,674	4,093	45,559	7,677
Financial	171,513	18,408	94,853	27,385	266,366	45,793
Consumer	124,295	14,605	62,311	12,853	186,606	27,458
Public utilities	124,053	8,339	15,021	2,579	139,074	10,918
Total corporate obligations	710,677	70,160	286,896	67,803	997,573	137,963
Corporate private-labeled
mortgage-backed securities	114,480	15,261	90,001	37,534	204,481	52,795
Other	125,491	16,342	58,344	20,875	183,835	37,217
Redeemable preferred stocks	8,934	1,089	-	-	8,934	1,089
Fixed maturity securities	990,106	103,531	465,858	126,567	1,455,964	230,098
Equity securities	852	148	5,693	1,610	6,545	1,758
Total	$990,958	$103,679	$471,551	$128,177	$1,462,509	$231,856

1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

21

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The following table provides information regarding unrealized losses on investments available for sale, as of December 31, 2007.

	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Bonds:	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities and
obligations of U.S. Government	$100	$-	$19,487	$409	$19,587	$409
Federal agencies [1]	-	-	12,190	113	12,190	113
Federal agency issued
mortgage-backed securities [1]	12,404	125	154,035	2,852	166,439	2,977
Subtotal	12,504	125	185,712	3,374	198,216	3,499
Corporate obligations:
Industrial	44,881	1,278	117,059	5,080	161,940	6,358
Energy	23,286	139	32,439	807	55,725	946
Technology	2,996	27	7,904	767	10,900	794
Communications	14,598	250	26,726	1,992	41,324	2,242
Financial	114,432	5,304	129,621	8,135	244,053	13,439
Consumer	33,000	495	111,400	4,842	144,400	5,337
Public utilities	22,050	219	36,812	1,065	58,862	1,284
Total corporate obligations	255,243	7,712	461,961	22,688	717,204	30,400
Corporate private-labeled
mortgage-backed securities	96,276	1,715	101,526	3,195	197,802	4,910
Other	60,656	4,228	84,804	2,008	145,460	6,236
Redeemable preferred stocks	4,927	124	-	-	4,927	124
Fixed maturity securities	429,606	13,904	834,003	31,265	1,263,609	45,169
Equity securities	4,576	688	5,800	1,157	10,376	1,845
Total	$434,182	$14,592	$839,803	$32,422	$1,273,985	$47,014

1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

Total unrealized losses on investments available for sale increased from $47.0 million at December 31, 2007 to $231.9 million at December 31, 2008.  At December 31, 2008, approximately 45% of the gross unrealized losses was attributable to securities having gross unrealized losses of less than 12 months.  This compares to approximately 31% at December 31, 2007.  At December 31, 2008, unrealized losses on investments available for sale were primarily due to $138.0 million in unrealized losses on corporate securities.  The unrealized losses on corporate securities were primarily due to increased credit spreads from weaker operating results in the industrial and consumer sectors, along with concerns about the earnings, liquidity and capital strength of financial institutions.  In addition, the unrealized losses on mortgage-backed securities totaled $52.8 million, primarily due to an increase in credit spreads and decrease in market liquidity resulting from concern about mortgage defaults.  Based, in part, by the Company’s assessment of expected credit losses of the securities given the performance of the underlying collateral compared to the credit enhancement, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2008.

In addition, the Company also considers as part of its monitoring and evaluation process the length of time a security is below cost.  At December 31, 2008, the Company had unrealized losses on its investment portfolio for fixed maturities and equity securities as follows:

•	293 security issues representing 61% of the issues with unrealized losses, including 94% being rated as investment grade, were below cost for less than one year;
•	65 security issues representing 13% of the issues with unrealized losses, including 88% being rated as investment grade, were below cost for one year or more and less than three years; and,
•	125 security issues representing 26% of the issues with unrealized losses, including 92% being rated as investment grade, were below cost for three years or more.

The Company has assessed securities for other-than-temporary impairment in accordance with the process described above.  Based upon this assessment the Company believes that it is probable that all contractual maturities of principal and interest

22

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

will be collected.  The Company has the ability and intent to hold its fixed maturity investments until recovery of fair values, which may be maturity, and does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

As part of the required accounting for unrealized gains and losses, the Company also adjusts the DAC and VOBA assets to recognize the adjustment to those assets as if the unrealized gains and losses from securities classified as available-for-sale actually had been realized.

The table below summarizes the fixed maturity securities with unrealized losses as of December 31, 2008 by ratio of unrealized loss to amortized cost.

	December 31, 2008
			Gross
	Amortized	Fair	Unrealized
	Cost	Value	Losses
Unrealized losses of 10% or less	$888,561	$844,802	$43,759
Unrealized losses of 20% or less and greater than 10%	401,995	343,457	58,538
Subtotal	1,290,556	1,188,259	102,297
Unrealized losses greater than 20% :
Investment grade
Less than six months	302,010	211,076	90,934
Six months or more and less than twelve months	42,755	25,613	17,142
Twelve months or greater	-	-	-
Total investment grade	344,765	236,689	108,076
Below investment grade
Less than six months	46,194	28,918	17,276
Six months or more and less than twelve months	4,547	2,098	2,449
Twelve months or greater	-	-	-
Total below investment grade	50,741	31,016	19,725
Unrealized losses greater than 20%	395,506	267,705	127,801
Total unrealized losses	$1,686,062	$1,455,964	$230,098

	December 31, 2007
			Gross
	Amortized	Fair	Unrealized
	Cost	Value	Losses
Unrealized losses of 10% or less	$1,221,745	$1,191,230	$30,515
Unrealized losses of 20% or less and greater than 10%	67,748	58,444	9,304
Subtotal	1,289,493	1,249,674	39,819
Unrealized losses greater than 20% :
Investment grade
Less than six months	9,246	6,938	2,308
Six months or more and less than twelve months	-	-	-
Twelve months or greater	-	-	-
Total investment grade	9,246	6,938	2,308
Below investment grade
Less than six months	10,039	6,997	3,042
Six months or more and less than twelve months	-	-	-
Twelve months or greater	-	-	-
Total below investment grade	10,039	6,997	3,042
Unrealized losses greater than 20%	19,285	13,935	5,350
Total unrealized losses	$1,308,778	$1,263,609	$45,169

Total unrealized losses on fixed maturity securities at December 31, 2008 were $230.1 million.  The Company segments these unrealized losses into three primary categories.  The first category includes unrealized losses of 10% or less of

23

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

amortized cost, which totaled $43.8 million or 19% of the total unrealized losses on fixed maturity securities.  The second category reflects unrealized losses of 20% or less and greater than 10%.  This category totaled $58.5 million or 25% of the total unrealized losses.  The third category includes unrealized losses greater than 20%.  This category totaled $127.8 million or 56% of the total.

Securities with unrealized losses greater than 20% are also monitored based upon whether the securities are investment grade or below investment grade.  Securities in the investment grade category had $108.1 million in unrealized losses, while securities rated below investment grade had $19.7 million in unrealized losses at December 31, 2008.

In addition, securities having unrealized losses greater than 20% are further evaluated based upon the length of time that they have been above the 20% unrealized loss threshold.  Securities in this classification are divided into three different categories, including less than six months, six months or more and less than twelve months, and twelve months or greater.  The Company had investment grade securities with unrealized losses of greater than 20% that totaled $90.9 million for less than six months at December 31, 2008.  This represented 71% of total unrealized losses greater than 20%.  Investment grade securities with unrealized losses for six months or more and less than twelve-months totaled $17.1 million.  The Company also had below investment grade securities with unrealized losses of greater than 20% that totaled $17.3 million for less than six months and $2.4 million for less than six months and six months or more and less than twelve-month periods.  The Company had no securities with unrealized losses of greater than 20% for twelve months or greater at December 31, 2008.

Total unrealized losses on fixed maturity securities at December 31, 2007 were $45.2 million.  Unrealized losses of 10% or less of amortized cost totaled $30.5 million or 67% of the total unrealized losses on fixed maturity securities.  Unrealized losses of 20% or less and greater than 10% totaled $9.3 million or 21% of the total unrealized losses.  Unrealized losses greater than 20% totaled $5.4 million or 12% of the total.  Investment grade securities with unrealized losses greater than 20% had $2.3 million in unrealized losses, while securities rated below investment grade had $3.0 million in unrealized losses at December 31, 2007.  The Company had no investment grade or below investment grade securities with unrealized losses of greater than 20% for six months or more and less than twelve months or twelve months or greater.

24

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Summary of Cost and Fair Value Information for Securities
The following table provides amortized cost and fair value for securities by sector at December 31, 2008.

		Gross
	Amortized	Unrealized		Fair
Bonds:	Cost	Gains	Losses	Value
U.S. Treasury securities and
obligations of U.S. Government	$63,686	$2,732	$399	$66,019
Federal agencies [1]	72,135	4,074	-	76,209
Federal agency issued
mortgage-backed securities [1]	217,964	4,193	635	221,522
Subtotal	353,785	10,999	1,034	363,750
Corporate obligations:
Industrial	389,580	6,501	27,368	368,713
Energy	201,172	4,261	15,693	189,740
Technology	37,264	1,109	3,056	35,317
Communications	73,035	699	7,677	66,057
Financial	387,927	3,430	45,793	345,564
Consumer	302,433	4,900	27,458	279,875
Public utilities	260,529	6,013	10,918	255,624
Total corporate obligations	1,651,940	26,913	137,963	1,540,890
Corporate private-labeled
mortgage-backed securities	272,405	90	52,795	219,700
Other	241,172	545	37,217	204,500
Redeemable preferred stocks	15,070	52	1,089	14,033
Fixed maturity securities	2,534,372	38,599	230,098	2,342,873
Equity Securities	45,152	1,143	1,758	44,537
Total	$2,579,524	$39,742	$231,856	$2,387,410

1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

25

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The following table provides amortized cost and fair value for securities by sector at December 31, 2007.

		Gross
	Amortized	Unrealized		Fair
Bonds:	Cost	Gains	Losses	Value
U.S. Treasury securities and
obligations of U.S. Government	$71,211	$1,638	$409	$72,440
Federal agencies [1]	103,057	2,527	113	105,471
Federal agency issued
mortgage-backed securities [1]	230,771	1,047	2,977	228,841
Subtotal	405,039	5,212	3,499	406,752
Corporate obligations:
Industrial	433,742	11,209	6,358	438,593
Energy	203,892	9,883	946	212,829
Technology	37,492	1,104	794	37,802
Communications	94,257	2,989	2,242	95,004
Financial	454,387	6,915	13,439	447,863
Consumer	304,499	6,752	5,337	305,914
Public utilities	243,107	11,318	1,284	253,141
Total corporate obligations	1,771,376	50,170	30,400	1,791,146
Corporate private-labeled
mortgage-backed securities	250,525	590	4,910	246,205
Other	187,118	1,161	6,236	182,043
Redeemable preferred stocks	5,051	-	124	4,927
Fixed maturity securities	2,619,109	57,133	45,169	2,631,073
Equity Securities	57,906	3,088	1,845	59,149
Total	$2,677,015	$60,221	$47,014	$2,690,222

1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

26

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The following table provides information regarding fixed maturity securities by sector at December 31, 2008.

			Carrying Value		Carrying Value
			of Securities		of Securities
	Total		with Gross	Gross	with Gross	Gross
	Carrying	%	Unrealized	Unrealized	Unrealized	Unrealized
Bonds:	Value	of Total	Gains	Gains	Losses	Losses
U.S. Treasury securities and
obligations of U.S. Government	$66,019	3%	$59,215	$2,732	$6,804	$399
Federal agencies [1]	76,209	3%	76,209	4,074	-	-
Federal agency issued
mortgage-backed securities [1]	221,522	9%	167,185	4,193	54,337	635
Subtotal	363,750	15%	302,609	10,999	61,141	1,034
Corporate obligations:
Industrial	368,713	16%	142,876	6,501	225,837	27,368
Energy	189,740	8%	68,412	4,261	121,328	15,693
Technology	35,317	2%	22,514	1,109	12,803	3,056
Communications	66,057	3%	20,498	699	45,559	7,677
Financial	345,564	15%	79,198	3,430	266,366	45,793
Consumer	279,875	12%	93,269	4,900	186,606	27,458
Public utilities	255,624	11%	116,550	6,013	139,074	10,918
Total corporate obligations	1,540,890	67%	543,317	26,913	997,573	137,963
Corporate private-labeled
mortgage-backed securities	219,700	9%	15,219	90	204,481	52,795
Other	204,500	9%	20,665	545	183,835	37,217
Redeemable preferred stocks	14,033	-	5,099	52	8,934	1,089
Total	$2,342,873	100%	$886,909	$38,599	$1,455,964	$230,098

1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

27

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The following table provides information regarding fixed maturity securities by sector at December 31, 2007.

			Carrying Value		Carrying Value
			of Securities		of Securities
	Total		with Gross	Gross	with Gross	Gross
	Carrying	%	Unrealized	Unrealized	Unrealized	Unrealized
Bonds:	Value	of Total	Gains	Gains	Losses	Losses
U.S. Treasury securities and
obligations of U.S. Government	$72,440	3%	$52,853	$1,638	$19,587	$409
Federal agencies [1]	105,471	4%	93,281	2,527	12,190	113
Federal agency issued
mortgage-backed securities [1]	228,841	8%	62,402	1,047	166,439	2,977
Subtotal	406,752	15%	208,536	5,212	198,216	3,499
Corporate obligations:
Industrial	438,593	17%	276,653	11,209	161,940	6,358
Energy	212,829	8%	157,104	9,883	55,725	946
Technology	37,802	1%	26,902	1,104	10,900	794
Communications	95,004	4%	53,680	2,989	41,324	2,242
Financial	447,863	17%	203,810	6,915	244,053	13,439
Consumer	305,914	12%	161,514	6,752	144,400	5,337
Public utilities	253,141	10%	194,279	11,318	58,862	1,284
Total corporate obligations	1,791,146	69%	1,073,942	50,170	717,204	30,400
Corporate private-labeled
mortgage-backed securities	246,205	9%	48,403	590	197,802	4,910
Other	182,043	7%	36,583	1,161	145,460	6,236
Redeemable preferred stocks	4,927	-	-	-	4,927	124
Total	$2,631,073	100%	$1,367,464	$57,133	$1,263,609	$45,169

1 Federal agency securities are not backed by the full faith and credit of the U.S. Government.

The Company held non-income producing securities with a carrying value of $1,543 at December 31, 2008 (2007 - $1,003).

The table below provides sales of investment securities available for sale, excluding maturities and calls, for the years ended December 31.  Realized gains and losses on the sale of investments are determined on the basis of specific security identification.

	2008	2007	2006

Proceeds	$15,407	$181,208	$75,554
Gross realized gains	-	431	2,154
Gross realized losses	1,115	633	1,027

The Company did not hold securities of any corporation and its affiliates that exceeded 10% of stockholders' equity at December 31, 2008 or December 31, 2007.

No derivative financial instruments were or are currently employed.

The Company is exposed to risk that issuers of securities owned by the Company will default or that interest rates or credit spreads will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is also exposed to prepayment and extension risks. As interest rates change, the rate at which these securities pay down principal may change.  These risks are mitigated by investing in high-grade securities and managing the maturities and cash flows of investments and liabilities.

Subprime securities include all bonds or portion of bonds where the underlying collateral is made up of home equity loans or first mortgage loans to borrowers whose credit scores at the time of origination were lower than the level recognized in the

28

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

market at prime.  The Company’s classification of subprime does not include Alt-A or jumbo loans, unless the collateral otherwise meets the preceding definition.  At December 31, 2008, the Company had investments with subprime residential mortgage exposure of $23.8 million and a related $8.9 million unrealized loss.  This exposure amounted to approximately 1% of the Company’s invested assets.

Contractual Maturities
The following table provides the distribution of maturities for fixed maturity investment securities available for sale as of December 31, 2008.  Expected maturities may differ from these contractual maturities since borrowers may have the right to call or prepay obligations.

	Amortized	Fair
	Cost	Value

Due in one year or less	$110,755	$110,189
Due after one year through five years	537,393	500,113
Due after five years through ten years	800,057	742,540
Due after ten years	554,207	505,527
Mortgage-backed securities	531,960	484,504

	$2,534,372	$2,342,873

Mortgage Loans
Most of the Company’s mortgage loans are secured by commercial real estate and are carried net of a valuation reserve of $3,410 (2007 – $3,410).  The valuation reserve for mortgage loans is maintained at a level believed adequate by management to absorb estimated credit losses.  Management’s periodic evaluation and assessment of the adequacy of the valuation reserve is based on known and inherent risks in the portfolio, historical and industry data, current economic conditions and other relevant factors.  No mortgage loans were foreclosed upon and transferred to real estate investments during the past two years.  Also, there were no delinquent mortgage loans at December 31, 2008 and there was one delinquent mortgage loan at December 31, 2007.  The Company does not hold mortgage loans of any borrower that exceeds 5% of stockholders’ equity.

The following table provides geographic and property type diversification of the mortgage portfolio at December 31.

	2008	2007
	Carrying	Carrying
	Amount	Amount
Geographic region:
East north central	$18,236	$18,913
Mountain	63,257	60,497
Pacific	101,276	118,377
West south central	100,491	97,355
West north central	112,775	106,183
Other	52,764	52,233
Valuation reserve	(3,410)	(3,410)
	$445,389	$450,148
Property type:
Industrial	$249,792	$265,981
Retail	-	-
Office	197,214	184,753
Other	1,793	2,824
Valuation reserve	(3,410)	(3,410)
	$445,389	$450,148

The Company had commitments to originate mortgage loans of $6.9 million at December 31, 2008.  These commitments expire in 2009.

29

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Real Estate
The table below provides information concerning the Company's real estate investments as of December 31.

	2008	2007
Land	$18,382	$16,232
Buildings	54,804	39,645
Less accumulated depreciation	(21,537)	(22,626)
Real estate, commercial	51,649	33,251
Real estate, joint ventures	47,927	62,798
	$99,576	$96,049

Investment real estate is depreciated on a straight-line basis over periods ranging from 10 to 60 years.

The Company had commitments to sell real estate investments of $1.4 million at December 31, 2008.  These commitments expire in 2009.

4. UNPAID ACCIDENT and HEALTH CLAIMS LIABILITY

The liability for unpaid accident and health claims is included with policy and contract claims on the Consolidated Balance Sheets. Claim adjustment expenditures are expensed as incurred and were not material in any year presented. Activity in the liability follows.

	2008	2007	2006

Gross liability at beginning of year	$7,089	$7,391	$6,986
Less reinsurance recoverable	(3,826)	(3,829)	(3,999)
Net liability at beginning of year	3,263	3,562	2,987

Incurred benefits related to:
Current year	26,411	23,852	22,174
Prior years [1]	271	180	766

Total incurred benefits	26,682	24,032	22,940

Paid benefits related to:
Current year	23,178	20,824	18,939
Prior years	3,256	3,507	3,426

Total paid benefits	26,434	24,331	22,365

Net liability at end of year	3,511	3,263	3,562
Reinsurance recoverable	3,495	3,826	3,829

Gross liability at end of year	$7,006	$7,089	$7,391

1 The incurred benefits related to prior years’ unpaid accident and health claims reflect the (favorable) unfavorable development of these liabilities.

30

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

5. NOTES PAYABLE

The following table provides information for notes payable as of December 31.

	2008	2007
Federal Home Loan Bank (FHLB) loans with various maturities and a weighted average interest rate, currently 0.95%, (4.87% at
December 31, 2007), secured by mortgage-backed securities
totaling $102,155 ($135,355 at December 31, 2007)	$2,900	$10,400
	$2,900	$10,400

As a member of the FHLB with a capital investment of $5.1 million, the Company has the ability to borrow on a collateralized basis from the FHLB.  The Company earned a 4.33% (2007 – 3.33%; 2006 – 3.81%) average rate on the capital investment in the FHLB for 2008.

The Company has unsecured revolving lines of credit of $60.0 million with two major commercial banks with no balances outstanding, and which are at variable interest rates - currently at 0.95% (2007 – 3.76%, 2006 – 6.075%).  Lines of credit totaling $20.0 million will expire in May of 2009 and the remaining $40.0 million will expire in June of 2009.  The Company anticipates renewing these lines of credit as they come due.

All borrowings are used to enhance liquidity and investment strategies. Interest paid on all borrowings equaled $1.1 million (2007 – $1.6 million; 2006 – $1.0 million).  The interest expense on all borrowings totaled $1.1 million (2007 – $1.6 million; 2006 – $0.9 million).

Maturities on notes payable are $2.9 million, due in 2009.

6. STATUTORY INFORMATION and STOCKHOLDER DIVIDENDS RESTRICTION

The table below provides Kansas City Life’s net gain from operations, net income (loss), unassigned surplus (retained earnings) and capital and surplus (stockholders' equity), on the statutory basis used to report to regulatory authorities for the years ended December 31.

	2008	2007	2006

Net gain from operations	$27,301	$50,141	$46,801

Net income (loss)	(20,114)	47,718	49,353

Unassigned surplus	398,941	433,253	443,236

Capital and surplus	306,247	357,332	371,766

Stockholder dividends may not exceed statutory unassigned surplus. Additionally, under Missouri law, the Company must have the prior approval of the Missouri Director of Insurance in order to pay dividends in any consecutive twelve-month period exceeding the greater of statutory net gain from operations for the preceding year or 10% of statutory stockholders' equity at the end of the preceding year.  The maximum stockholder dividends payable in 2009 without prior approval is $30.6 million, 10% of 2008 surplus.  The Company believes these statutory limitations impose no practical restrictions on its dividend payment plans.

The Company is required to deposit a defined amount of assets with state regulatory authorities. Such assets had an aggregate carrying value of $12.0 million at December 31, 2008 (2007 – $13.0 million; 2006 – $12.0 million).

31

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

7. INCOME TAXES

The following tables provide information about income taxes and a reconciliation of the federal income tax rate to the Company’s effective income tax rate for the years ended December 31.

	2008	2007	2006

Current income tax expense (benefit)	$(2,287)	$20,649	$8,842
Deferred income tax expense (benefit)	(6,877)	(3,399)	4,810

Total income tax expense (benefit)	$(9,164)	$17,250	$13,652

	2008	2007	2006

Federal income tax rate	35%	35%	35%
Tax credits	-	(4)	(6)
Other permanent differences	-	2	(2)

Effective income tax rate	35%	33%	27%

Presented below are tax effects of temporary differences that result in significant deferred tax assets and liabilities at December 31.

	2008	2007
Deferred tax assets:
Future policy benefits	$39,198	$44,255
Basis differences between tax and
GAAP accounting for investments	27,978	-
Unrealized investment losses	44,303	-
Employee retirement benefits	25,329	17,067
Tax carryovers	66	-
Gross and net deferred tax assets	136,874	61,322

Deferred tax liabilities:
Basis differences between tax and
GAAP accounting for investments	-	11,314
Unrealized investment gains	-	4,083
Capitalization of deferred acquisition
costs, net of amortization	56,902	39,825
Value of business acquired	28,999	25,731
Property and equipment, net	8,072	8,018
Other	9,747	5,837
Gross deferred tax liabilities	103,720	94,808
Net deferred tax (asset)/liability	(33,154)	33,486
Current tax (receivable)/liability	(6,474)	6,814
Income taxes (receivable)/payable	$(39,628)	$40,300

A valuation allowance must be established for any portion of the deferred tax asset which is believed not to be realizable. Based predominately upon review of the Company’s anticipated future earnings, reversal of future taxable differences, the available capital loss carryback period, tax planning strategies that are prudent and feasible, and our ability and intent to hold securities until their recovery, in management's opinion, it is more likely than not that the Company will realize the benefit of its deferred tax asset.

Federal income taxes paid this year were $9,927 (2007 – $14,572; 2006 – $8,121).

32

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The Company and/or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state jurisdictions.  In general, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years prior to 2005.  The Company is not currently under examination by the Internal Revenue Service.

The Company adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”, on January 1, 2007.  The Company did not change the liability for unrecognized tax benefits as of January 1, 2007 as a result of implementing Interpretation No. 48.  A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31 is as follows:

	2008	2007

Beginning of year	$5,432	$5,261

Additions based on tax positions related to the current year	553	112
Additions for tax positions of prior years	567	170
Reductions for tax positions of prior years	(165)	(24)
Reductions for statute of limitations lapse	(119)	(87)

End of Year	$6,268	$5,432

The total amount of unrecognized tax benefits, if recognized, that would impact the effective tax rate was $0.7 million and $0.8 million as of December 31, 2008 and 2007, respectively.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense.  During the years ended December 31, 2008, 2007, and 2006, the Company recognized expense (benefit) of approximately $0.1 million, $0.3 million, and ($0.6) million in interest and penalties, respectively.  The Company had approximately $0.9 million and $0.8 million for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

An adjustment was reflected in the fourth quarter of 2007 that related to deferred tax expense attributable to years 2004 and prior through 2006.  The unrecorded deferred tax expense (benefit) in 2004 and prior, 2005 and 2006 was $1.1 million, ($0.3) million and ($0.3) million, respectively.

The income tax expense is recorded in various places in the Company's financial statements, as detailed below, for the years ended December 31.

	2008	2007	2006
Income tax expense (benefit)	$(9,164)	$17,250	$13,652
Stockholders' equity:
Related to:
Unrealized gains (losses), net	(48,419)	3,444	(8,782)
Change in minimum
pension liability	(11,343)	(587)	1,968
Adjustment to adopt SFAS No. 158	-	-	(2,221)
Total income tax expense (benefit)
included in financial statements	$(68,926)	$20,107	$4,617

8. PENSIONS and OTHER POSTRETIREMENT BENEFITS

The Company has pension and other postretirement benefit plans covering substantially all its employees for which the measurement date is December 31.

The Kansas City Life Pension Plan was amended and restated effective January 1, 1998 as the Kansas City Life Cash Balance Pension Plan.  Plan benefits are based on a cash balance account consisting of credits to the account based upon an employee’s years of service, compensation and interest credits on account balances calculated using the greater of the average 30-year Treasury bond rate for November of each year or 5.5%.  The benefits expected to be paid in each year from

33

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

2009 through 2013 are $11,300, $9,000, $11,700, $11,700, and $11,200, respectively. The aggregate benefits expected to be paid in the five years from 2014 through 2018 are $64,900. The expected benefits to be paid are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2008 and include estimated future employee service. The 2009 contribution for the plan cannot be reasonably estimated at this time.  The asset allocation of the fair value of pension plan assets at December 31 was:

	Plan Assets		Target
	2008	2007	Allocation

Debt securities	33%	30%	26%	-	32%
Equity securities	61%	68%	56%	-	76%
Cash equivalents	6%	2%	0%	-	2%

This allocation of plan assets approximated the targeted mix by asset class.  The strategic goal is to achieve an optimal rate of return at an acceptable level of investment risk in order to provide for the payment of benefits.  The Plan does not expect to return any plan assets to the Company during 2009.

The current assumption for the expected long-term rate of return on plan assets is 8.0%.  This assumption is determined by analyzing: 1) historical average returns, 2) historical data on the volatility of returns, 3) current yields available in the marketplace, 4) actual returns on plan assets, and 5) current and anticipated future allocation among asset classes.  The asset classes used for this analysis are large cap equities, investment grade corporate bonds and cash.  The overall rate is derived as a weighted average of the estimated long-term returns on the asset classes represented in the investment portfolio of the plan.

The assumed discount rate used to determine the benefit obligation for pension benefits is 6.00% and 5.75% for other postretirement benefits.  The discount rates were determined by reference to the Citigroup Pension Liability Yield Curve on December 31, 2008.  Specifically, the spot rate curve represents the rates on zero coupon securities of the quality and type included in the pension index at various maturities.  By discounting benefit cash flows at these rates, a notional amount equal to the market value of a cash flow defeasing portfolio of bonds was determined.  The discount rate for benefits was calculated as a single rate giving the same discounted value as the notional amount.

The postretirement medical plans for the employees, full-time agents, and their dependents are contributory with contributions adjusted annually. The benefits expected to be paid in each year from 2009 through 2013 are $1,030, $1,090, $1,170, $1,170, and $1,200, respectively. The aggregate benefits expected to be paid in the five years from 2014 through 2018 are $7,510. The expected benefits to be paid are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2008. The 2009 contribution for the plan is estimated to be $1,030.  The Company pays these medical costs as they become due and the plan incorporates cost-sharing features.

The postretirement life insurance plan is non-contributory with level annual payments over the participants' expected service periods. The plan covers only those employees with at least one year of service as of December 31, 1997. The benefits in this plan are frozen using the employees' years of service and compensation as of December 31, 1997.

Non-contributory defined contribution retirement plans for general agents and eligible sales agents provide supplemental payments based upon earned agency first year individual life and annuity commissions. Contributions to these plans were $113 (2007 - $78; 2006 - $98). Non-contributory deferred compensation plans for eligible agents based upon earned first year commissions are also offered. Contributions to these plans were $400 (2007 – $400; 2006 – $300).

Savings plans for eligible employees and agents match employee and agent contributions up to 6% of salary and 2.5% of agents’ prior year paid commissions, respectively. Contributions to the plan were $1,763 (2007 – $1,167; 2006 – $1,683). The Company may contribute an additional profit sharing amount up to 4% of salary for eligible employees, depending upon corporate profits. The Company made no profit sharing contribution in 2008 or in the prior two years.

A non-contributory trusteed employee stock ownership plan covers substantially all salaried employees. No contributions have been made to this plan since 1992.

In September 2006, the FASB issued SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” SFAS No. 158.  SFAS No. 158 requires calendar year-end companies with publicly traded equity securities that sponsor postretirement benefit plans to fully recognize, as an asset or liability, the overfunded or underfunded status of the benefit plans as of December 31, 2006.  The funded status is measured as the difference between the fair value of the plan’s assets and its benefit obligation.  The Company adopted SFAS No. 158 as of December 31, 2006.

34

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

On January 1, 2008, the Agents are covered under a fully insured United HealthCare Choice Plus plan. This plan includes Medicare prescription drug coverage.

	Pension Benefits		Other Benefits
	2008	2007	2008	2007

Change in projected benefit obligation:
Benefit obligation at beginning of year	$142,375	$140,052	$27,724	$24,475
Service cost	2,405	2,310	821	789
Interest cost	7,662	7,448	1,599	1,423
Plan amendments	15	-	1,588	-
Actuarial (gain) loss	(5,145)	679	(1,183)	1,999
Benefits paid	(9,820)	(8,114)	(811)	(962)
Benefit obligation at end of year	$137,492	$142,375	$29,738	$27,724

Change in plan assets:
Fair value of plan assets at beginning of year	$127,395	$120,426	$921	$964
Return on plan assets	(28,824)	9,007	47	50
Company contributions	6,081	6,076	-	-
Benefits paid	(9,820)	(8,114)	(132)	(93)
Fair value of plan assets at end of year	$94,832	$127,395	$836	$921

Funded status at end of year	$(42,660)	$(14,980)	$(28,902)	$(26,803)

Amounts recognized in accumulated other
comprehensive loss:
Net loss	$72,640	$41,350	$4,708	$6,059
Prior service cost	(1,308)	(1,969)	(1,390)	(3,200)
Total accumulated other comprehensive loss	$71,332	$39,381	$3,318	$2,859

Other changes in plan assets and benefit obligations	Pension		Other
recognized in other comprehensive income:	2008	2007	2008	2007
Unrecognized actuarial loss	$33,665	$1,128	$(1,179)	$2,002
Unrecognized prior service cost	15	-	1,588	-
Amortization of net gain	(2,375)	(2,303)	(172)	(176)
Amortization of prior service cost	646	647	222	378
Total recognized in other comprehensive income	$31,951	$(528)	$459	$2,204

35

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

	Pension Benefits		Other Benefits
	2008	2007	2008	2007
Plans with underfunded accumulated
benefit obligation:
Projected benefit obligation	$137,492	$142,375	n/a	n/a
Accumulated benefit obligation	131,595	136,445	n/a	n/a
Fair value of plan assets	94,832	127,395	n/a	n/a

Weighted average assumptions used
to determine benefit obligations
at December 31:
Discount rate	6.00%	5.50%	5.75%	5.75%
Expected return on plan assets	8.00	8.00	5.50	5.50
Rate of compensation increase	3.75	3.75	-	-

Weighted average assumptions used
to determine net periodic benefit
cost for years ended December 31:
Discount rate	5.50%	5.50%	5.75%	5.75%
Expected return on plan assets	8.00	8.00	5.50	5.50
Rate of compensation increase	3.75	3.75	-	-

The assumed growth rate of health care costs has a significant effect on the benefit amounts reported, as the table below demonstrates.

	One Percentage Point
	Change in the Growth Rate
	Increase	Decrease

Service and interest cost components	$482	$(402)
Postretirement benefit obligation	5,219	(4,320)

For measurement purposes an 11% annual increase in the per capita cost of covered health care benefits was assumed to decrease gradually to 6% in 2018 and thereafter.

	Pension Benefits			Other Benefits
	2008	2007	2006	2008	2007	2006
The following table provides the
components of net periodic benefit
cost for the years ended December 31:
Service cost	$ 2,405	$ 2,310	$ 2,257	$ 821	$ 789	$ 815
Interest cost	7,662	7,448	7,430	1,599	1,423	1,308
Expected return on plan assets	(9,986)	(9,456)	(8,537)	(51)	(53)	(54)
Amortization of:
Unrecognized actuarial loss	2,375	2,303	3,000	172	176	115
Unrecognized prior service cost	(646)	(647)	(647)	(222)	(378)	(378)
Net periodic benefits cost	1,810	1,958	3,503	2,319	1,957	1,806
Total recognized in other comprehensive income (loss)	31,951	(528)	-	459	2,204	-
Total recognized in net periodic benefit cost and
other comprehensive income (loss)	$ 33,761	$ 1,430	$ 3,503	$ 2,778	$ 4,161	$ 1,806

The estimated net loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year is $4,949 and ($646), respectively.

36

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

The estimated net loss and prior service cost for the other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year is $135 and ($222), respectively.

9. SHARE-BASED PAYMENT

The Company has a long-term incentive plan for senior management that awards participants for the increase in the share price of the Company’s common stock through units (phantom shares) assigned by the Board of Directors.  The awards are calculated over three-year intervals on a calendar year basis.  At the conclusion of each three-year interval, participants will receive awards based on the increase in the share price during a defined measurement period, times the number of units.  The increase in the share price will be determined based on the change in the share price from the beginning to the end of the three-year interval.  Dividends are accrued and paid at the end of each three-year interval to the extent that they exceed negative stock price appreciation.  Plan payments are contingent on the continued employment of the participant unless termination is due to a qualifying event such as death, disability or retirement.

Information about the outstanding three-year intervals as of December 31, 2008, was as follows:

Defined
Measurement	Number	Grant
Period	of Units	Price
2006-2008	169,634	$ 50.21
2007-2009	179,488	$ 52.10
2008-2010	178,133	$ 44.33
2009-2011	170,419	$ 44.93

During 2008, the plan made a payment of $0.1 million to plan participants for the three-year interval ended December 31, 2007.  During 2007, the plan made a payment of $1.0 million to plan participants for the three-year interval ended December 31, 2006.  During 2006, the plan made a payment of $1.5 million to plan participants for the three-year interval ended December 31, 2005.  The cost of compensation charged as an operating expense during 2008 was $0.1 million, net of tax.  The cost of compensation that reduced operating expense for 2007 was $0.4 million, net of tax.  The cost of compensation charged as an operating expense for 2006 was $0.7 million, net of tax.

10. SEGMENT INFORMATION

The Company has three reportable business segments, which are defined based on the nature of the products and services offered:  Individual Insurance, Group Insurance and Old American.  The Individual Insurance segment consists of individual insurance products for both Kansas City Life and Sunset Life.  The Individual Insurance segment is marketed through a nationwide sales force of independent general agents.  The Group Insurance segment consists of sales of group life, dental and disability products.  This segment is marketed through a nationwide sales force of independent general agents, group brokers and third-party marketing arrangements.  Old American consists of individual insurance products designed primarily as final expense products.  These products are marketed through a nationwide general agency sales force with exclusive territories, using direct response marketing to supply agents with leads.

Insurance revenues, as shown in the Consolidated Statements of Income, consist of premiums and contract charges, less reinsurance ceded.  Insurance revenues are defined as “customer revenues” for segment reporting purposes.  Other revenues consist primarily of supplemental contact considerations, dividends left with the Company to accumulate and income received on the sale of low income housing tax credit investments.  Customer revenues are added to other revenues, net investment income and realized investment gains (losses) to reconcile to the Company’s total revenues.

Separate investment portfolios are maintained for each of the three life insurance companies of the Company.  However, investment assets and income are allocated to the Group Insurance segment based upon its cash flows and future policy benefit liabilities.  Home office functions are fully integrated for all segments in order to maximize economies of scale.  Therefore, operating expenses are allocated to the segments based upon internal cost studies, which are consistent with industry cost methodologies.

37

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

Inter-segment revenues are not material. The Company operates solely in the United States and no individual customer accounts for 10% or more of the Company's revenue.

	Individual	Group	Old	Intercompany
	Insurance	Insurance	American	Eliminations	[1]	Total
2008:
Insurance revenues (customer revenues)	$ 126,480	$ 48,763	$ 61,517	$ (587)		$ 236,173
Net investment income	164,243	525	12,651	-		177,419
Realized investment gains (losses)	(49,987)	-	(2,284)	-		(52,271)
Other revenues	12,734	268	3	-		13,005
Total revenues	253,470	49,556	71,887	(587)		374,326

Policyholder benefits	101,275	32,956	44,518	-		178,749
Interest credited to policyholder account balances	86,899	-	-	-		86,899
Amortization of deferred acquisition costs
and value of business acquired	28,875	-	13,209	-		42,084
Operating expenses	60,979	19,041	13,375	(587)		92,808
Total benefits and expenses	278,028	51,997	71,102	(587)		400,540

Income (loss) before income tax expense (benefit)	(24,558)	(2,441)	785	-		(26,214)
Income tax expense (benefit)	(8,715)	(854)	405	-		(9,164)
Segment net income (loss)	$ (15,843)	$ (1,587)	$ 380	$ -		$ (17,050)

Segment assets	$ 3,618,510	$ 8,780	$ 339,801	$ -		$ 3,967,091
Interest expense	$ 928	$ -	$ 118	$ -		$ 1,046

2007:
Insurance revenues (customer revenues)	$ 124,190	$ 45,776	$ 62,479	$ (551)		$ 231,894
Net investment income	176,666	426	13,313	-		190,405
Realized investment gains (losses)	5,820	-	(394)	-		5,426
Other revenues	11,214	278	7	-		11,499
Total revenues	317,890	46,480	75,405	(551)		439,224

Policyholder benefits	93,200	30,061	43,197	-		166,458
Interest credited to policyholder account balances	91,215	-	-	-		91,215
Amortization of deferred acquisition costs
and value of business acquired	27,568	-	12,765	-		40,333
Operating expenses	55,283	19,309	14,266	(551)		88,307
Total benefits and expenses	267,266	49,370	70,228	(551)		386,313

Income (loss) before income tax expense (benefit)	50,624	(2,890)	5,177	-		52,911
Income tax expense (benefit)	15,822	(867)	2,295	-		17,250
Segment net income (loss)	$ 34,802	$ (2,023)	$ 2,882	$ -		$ 35,661

Segment assets	$ 3,977,585	$ 8,410	$ 366,113	$ -		$ 4,352,108
Interest expense	$ 1,364	$ -	$ 264	$ -		$ 1,628

1 Elimination entries to remove intercompany transactions for life and accident and health insurance were as follows:  insurance revenues from the Group Insurance segment and operating expenses from the Individual Insurance segment to arrive at Consolidated Statements of Income.

38

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

	Individual	Group	Old	Intercompany
	Insurance	Insurance	American	Eliminations	[1]	Total
2006:
Insurance revenues (customer revenues)	$ 127,218	$ 44,577	$ 64,043	$ (574)		$ 235,264
Net investment income	182,766	272	13,242	-		196,280
Realized investment gains	5,300	-	321	-		5,621
Other revenues	10,717	608	24	-		11,349
Total revenues	326,001	45,457	77,630	(574)		448,514

Policyholder benefits	95,603	28,596	43,706	-		167,905
Interest credited to policyholder account balances	94,648	-	-	-		94,648
Amortization of deferred acquisition costs
and value of business acquired	30,581	-	11,730	-		42,311
Operating expenses	59,952	19,114	14,588	(574)		93,080
Total benefits and expenses	280,784	47,710	70,024	(574)		397,944

Income (loss) before income tax expense (benefit)	45,217	(2,253)	7,606	-		50,570
Income tax expense (benefit)	12,049	(676)	2,279	-		13,652
Segment net income (loss)	$ 33,168	$ (1,577)	$ 5,327	$ -		$ 36,918

Segment assets	$ 4,085,189	$ 6,066	$ 366,540	$ -		$ 4,457,795
Interest expense	$ 1,191	$ -	$ 226	$ -		$ 1,417

1 Elimination entries to remove intercompany transactions for life and accident and health insurance were as follows:  insurance revenues from the Group Insurance segment and operating expenses from the Individual Insurance segment to arrive at Consolidated Statements of Income.

The following table provides information about the Company’s customer revenues for the years ended December 31.

	2008	2007	2006
Customer revenues by line of business:
Traditional individual insurance products, net	$78,403	$74,696	$76,191
Interest sensitive products	89,828	93,993	97,177
Variable life insurance and annuities	19,179	17,429	17,319
Group life and disability products, net	48,763	45,776	44,577
Insurance revenues	$236,173	$231,894	$235,264

11. PROPERTY and EQUIPMENT

Property and equipment are stated at cost and depreciated over estimated useful lives using the straight-line method. The home office is depreciated over 25 to 50 years and furniture and equipment is depreciated over 3 to 10 years.  The table below provides information as of December 31.

	2008	2007

Land	$766	$766
Home office complex	20,257	20,375
Furniture and equipment	44,440	45,460
	65,463	66,601

Accumulated depreciation	(39,541)	(38,820)

	$25,922	$27,781

39

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

12. REINSURANCE

The table below provides information about reinsurance for the years ended December 31.

	2008	2007	2006

Life insurance in force (in millions) :
Direct	$28,691	$29,406	$29,398
Ceded	(14,492)	(14,315)	(13,836)
Assumed	1,609	1,729	1,863

Net	$15,808	$16,820	$17,425

Premiums:
Life insurance:
Direct	$130,008	$125,602	$125,203
Ceded	(46,205)	(46,287)	(45,406)
Assumed	3,773	3,681	3,975

Net	$87,576	$82,996	$83,772

Accident and health:
Direct	$47,001	$46,177	$46,748
Ceded	(7,411)	(8,701)	(9,752)
Assumed	-	-	-

Net	$39,590	$37,476	$36,996

Old American has a coinsurance agreement that reinsures certain whole life policies issued by Old American prior to December 1, 1986.  These policies had a face value of $45.8 million as of December 31, 2008.  The reserve for future policy benefits ceded under this agreement was $24.0 million (2007 – $26.2 million).

Kansas City Life acquired a block of traditional life and universal life products in 1997.  As of December 31, 2008, the block had $1.6 billion of life insurance in force (2007 – $1.7 billion).  The block generated life insurance premiums of $3.3 million (2007 - $3.4 million) and had reinsurance ceded of $1.0 million (2007 – $1.3 million).

Sunset Life entered into a yearly renewable term reinsurance agreement January 1, 2002, whereby it ceded 80% of its retained mortality risk on traditional and universal life policies.  As of December 31, 2008, the insurance in force ceded approximated $1.8 billion (2007 – $2.0 billion) and premiums totaled $8.9 million.

Reinsurance receivables were $168.4 million at year end 2008, consisting of reserves ceded of $154.1 million and claims ceded of $14.3 million.

The maximum retention on any one life is $350 for ordinary life plans and $100 for group coverage. A contingent liability exists with respect to reinsurance, which may become a liability of the Company in the unlikely event that the reinsurers should be unable to meet obligations assumed under reinsurance contracts.  The solvency of reinsurers is reviewed annually.

40

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

13. COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes the unrealized investment gains or losses on securities available for sale (net of adjustments for realized investment gains or losses) net of adjustments to DAC, VOBA and policyholder account balances.  In addition, other comprehensive income (loss) includes the change in the additional minimum pension liability, and the adjustment to adopt SFAS No. 158.  The adjustment to adopt SFAS No. 158 consists of pension and postretirement net losses and prior service costs.  Other comprehensive income (loss) also includes deferred income taxes on these items.  The table below provides information about comprehensive income (loss) for the years ended December 31.

	Unrealized	Pension
	Gain (Loss)	and Other
	on Securities	Benefits	Total
2008:
Unrealized losses arising during the year	$(266,176)	$-	$(266,176)
Less: Realized losses included in net loss	(60,856)	-	(60,856)
Net unrealized loss	(205,320)	-	(205,320)
Minimum pension liability	-	(32,410)	(32,410)
Effect on DAC	51,187	-	51,187
Effect on VOBA	15,245	-	15,245
Policyholder account balances	548	-	548
Deferred income taxes	48,419	11,343	59,762
Other comprehensive loss	$(89,921)	$(21,067)	(110,988)
Net loss			(17,050)
Comprehensive loss			$(128,038)

	Unrealized	Pension
	Gain (Loss)	and Other
	on Securities	Benefits	Total
2007:
Unrealized gains arising during the year	$8,907	$-	$8,907
Less: Realized losses included in net income	(1,650)	-	(1,650)
Net unrealized gain	10,557	-	10,557
Minimum pension liability	-	(1,676)	(1,676)
Effect on DAC	(687)	-	(687)
Effect on VOBA	85	-	85
Policyholder account balances	(115)	-	(115)
Deferred income taxes	(3,444)	587	(2,857)
Other comprehensive income (loss)	$6,396	$(1,089)	5,307
Net income			35,661
Comprehensive income			$40,968

41

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

	Unrealized	Minimum
	Gain (Loss)	Pension
	on Securities	Liability	Total
2006:
Unrealized losses arising during the year	$(30,716)	$-	$(30,716)
Less: Realized gains included in net income	1,816	-	1,816
Net unrealized losses	(32,532)	-	(32,532)
Decrease in minimum pension liability	-	5,620	5,620
Effect on DAC	2,056	-	2,056
Effect on VOBA	851	-	851
Policyholder account balances	4,603	-	4,603
Deferred income taxes	8,782	(1,968)	6,814
Other comprehensive income (loss)	$(16,240)	$3,652	(12,588)
Net income			36,918
Comprehensive income			$24,330

The following table provides accumulated balances related to each component of accumulated other comprehensive loss.

	Unrealized	Minimum
	Gain (Loss)	Pension
	on Securities	Liability	Total
2007:
Beginning of year	$1,249	$(26,367)	$(25,118)
Other comprehensive income (loss)	6,396	(1,089)	5,307

End of year	7,645	(27,456)	(19,811)

2008:
Other comprehensive loss	(89,921)	(21,067)	(110,988)

End of year	$(82,276)	$(48,523)	$(130,799)
14. QUARTERLY CONSOLIDATED FINANCIAL DATA (unaudited)

The unaudited quarterly results of operations for the years ended December 31, 2008 and 2007 are summarized in the table below.

	First	Second	Third	Fourth
2008:
Total revenues	$108,319	$98,289	$78,092	$89,626

Net income (loss)	3,602	1,677	(15,178)	(7,151)

Per common share,
basic and diluted	0.31	0.14	(1.30)	(0.62)

2007:
Total revenues	$113,027	$109,885	$108,791	$107,521

Net income	8,306	11,812	9,131	6,412

Per common share,
basic and diluted	0.70	1.00	0.77	0.54

42

KANSAS CITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS-(Continued)

15. COMMITMENTS

In the normal course of business, the Company has open purchase and sale commitments.  At December 31, 2008, the Company had purchase commitments to fund mortgage loans and other investments of $7.3 million. Subsequent to December 31, 2008, the Company entered into commitments to fund additional mortgage loans of $4.7 million, purchase of affordable housing real estate investments of $4.5 million and sales of real estate investments for $1.4 million.

16. CONTINGENT LIABILITIES

The life insurance industry, including the Company, has been subject to an increase in litigation in recent years.  Such litigation has been pursued on behalf of purported classes of policyholders and other claims and legal actions in jurisdictions where juries often award punitive damages, which are grossly disproportionate to actual damages.

Although no assurances can be given and no determinations can be made at this time, management believes that the ultimate liability, if any, with respect to these claims and actions, would have no material effect on the Company’s business, results of operations or financial position.

17.  GUARANTEES AND INDEMNIFICATIONS

The Company is subject to various indemnification obligations issued in conjunction with certain transactions, primarily assumption reinsurance agreements, stock purchase agreements, mortgage servicing agreements, construction and lease guarantees and borrowing agreements whose terms range in duration and often are not explicitly defined.  Generally, a maximum obligation is not explicitly stated.  Therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated.  The Company is unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications.  The Company believes that the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on the financial position or results of operations.

18. SUBSEQUENT EVENTS

On January 26, 2009, the Kansas City Life Board of Directors declared a quarterly dividend of $ 0.27 per share, paid on February 10, 2009 to stockholders of record on February 5, 2009.

Subsequent to December 31, 2008, the credit and liquidity crisis in the United States and throughout the global financial system continued to generate substantial volatility in the financial markets and the banking system.  Should this environment and similar events continue, such subsequent events could have a significant impact on the Company’s investment portfolio.  The Company has continued to monitor this subsequent event activity and has concluded that the assessment of other-than-temporary impairment as of December 31, 2008 has not changed.

43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders
Kansas City Life Insurance Company

We have audited the accompanying consolidated balance sheets of Kansas City Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audit of the consolidated financial statements, we have also audited financial statement schedules I-V. We also have audited the Company’s internal controls over financial reporting as of December 31, 2008, based on, criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for these consolidated financial statements, for financial statement schedules, for maintaining effective internal control over financial reporting, and for its assessment of the effectiveness of internal control over financial reporting (included in the accompanying Item 9A). Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules, and an opinion on the Company’s internal control over financial reporting based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement and whether effective internal control over financial reporting was maintained in all material respects. Our audits of the consolidated financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audits of internal control over financial reporting included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal controls based on the assessed risk. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Kansas City Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1 to the consolidated financial statements, the Company adopted American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 05-01, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges in Insurance Contracts”, effective January 1, 2007 and Financial Accounting Standards Board Interpretation (FIN) No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109”, effective January 1, 2007.

Also, in our opinion, Kansas City Life Insurance Company and subsidiaries maintained, in all material respects, effective internal controls over financial reporting as of December 31, 2008, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

/s/KPMG LLP
KPMG LLP

Kansas City, MO
February 27, 2009

44

STOCKHOLDER INFORMATION

CORPORATE HEADQUARTERS
Kansas City Life Insurance Company
3520 Broadway
Post Office Box 219139
Kansas City, Missouri 64121-9139
Telephone:  (816) 753-7000
Fax: (816) 753-4902
Internet: http://www.kclife.com
E-mail: kclife@kclife.com

NOTICE OF ANNUAL MEETING
The annual meeting of stockholders will be held at 9 a.m. on Thursday, April 23, 2009 at Kansas City Life's corporate headquarters.

TRANSFER AGENT
Cheryl Keefer, Assistant Secretary
Kansas City Life Insurance Company
Post Office Box 219139
Kansas City, Missouri 64121-9139

10-K REQUEST
Stockholders may request a free copy of Kansas City Life's Form 10-K, as filed with the Securities and Exchange Commission, by writing to Secretary, Kansas City Life Insurance Company.

SECURITY HOLDERS
As of January 31, 2009, Kansas City Life had approximately 2,500 security holders, including individual participants in security position listings.

45

STOCK AND DIVIDEND INFORMATION
Stock Quotation Symbol
NASDAQ—KCLI

The following table presents the high and low prices for the Company’s common stock for the periods indicated and the dividends declared per share during such periods.

			Dividend
	High	Low	Paid

2008:
First quarter	$49.15	$39.36	$0.27
Second quarter	52.85	41.51	0.27
Third quarter	57.93	41.16	0.27
Fourth quarter	53.93	33.06	0.27
			$1.08
2007:
First quarter	$52.28	$44.35	$2.27
Second quarter	47.95	44.61	0.27
Third quarter	50.79	38.18	0.27
Fourth quarter	50.48	40.00	0.27
			$3.08

A quarterly dividend of $0.27 per share was paid February 10, 2009.

NASDAQ market quotations are compiled according to Company records and may reflect inter-dealer prices, without markup, markdown or commission and may not necessarily represent actual transactions.

46

KANSAS CITY LIFE
VARIABLE ANNUITY
SEPARATE ACCOUNT

FINANCIAL STATEMENTS
Years ended December 31, 2008 and 2007

TABLE OF CONTENTS

Statement of Net Assets
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
DECEMBER 31, 2008

			Century II Variable Annuity		Freedom Variable Annuity
	Number		Number	Unit	Number	Unit	Fair
Net Assets	Shares	NAV	of Units	Value	of Units	Value	Value	Cost
							(in thousands)
Federated Insurance Series
American Leaders Fund II	569,255	$ 8.14	327,237	$ 14.098	2,104	$ 9.645	$ 4,634	$ 9,004
High Income Bond Fund II	663,334	5.03	247,930	12.803	15,529	10.454	3,337	4,757
Prime Money Fund II	10,247,493	1.00	663,950	13.283	134,569	10.610	10,247	10,248

MFS Variable Insurance Trust
Research Series	527,823	12.90	486,959	13.841	5,942	11.614	6,809	8,636
Growth Series	447,235	15.62	495,829	13.993	3,990	12.000	6,986	8,890
Total Return Series	569,969	15.42	436,787	18.800	51,662	11.173	8,789	11,063
Research Bond Series	774,055	11.00	503,160	16.311	27,282	11.264	8,515	8,800
Strategic Income Series	317,967	8.72	198,138	12.883	20,642	10.660	2,773	3,178
Utilities Series	934,559	18.24	581,984	28.720	16,968	19.538	17,046	22,454

American Century Variable Portfolios
VP Capital Appreciation Fund	473,539	7.94	332,971	11.047	6,004	13.612	3,760	5,027
VP International Fund	1,245,009	5.94	524,108	13.867	10,205	12.523	7,395	10,730
VP Value Fund	1,861,446	4.68	1,092,202	7.728	22,629	11.967	8,712	12,729
VP Income & Growth Fund	372,122	4.82	322,036	5.404	4,883	10.933	1,794	2,712
VP Ultra Fund	201,203	6.06	145,076	8.296	1,924	8.180	1,219	1,896
VP Mid Cap Value Fund	11,185	9.78	12,837	7.941	945	7.888	109	137

American Century Variable Portfolios II
VP Inflation Protection Fund (Class II)	733,262	9.90	628,770	11.045	28,925	10.892	7,259	7,454

Dreyfus Variable Investment Fund
Appreciation Portfolio	178,624	28.88	428,194	11.958	3,487	10.970	5,159	6,474
Developing Leaders Portfolio	252,934	19.01	531,682	9.011	2,102	8.228	4,808	9,474

Dreyfus Stock Index Fund, Inc.	631,020	22.98	1,325,407	10.731	26,323	10.582	14,501	19,662

The Dreyfus Socially Responsible Growth Fund, Inc.	31,121	19.86	33,316	18.505	155	9.981	618	929

1

JPMorgan Series Trust II
U.S. Large Cap Core Equity Portfolio	114,097	10.30	109,000	10.686	1,008	10.353	1,175	1,655
Small Company Portfolio	332,720	9.84	250,833	12.606	9,060	12.362	3,274	4,928
Mid Cap Value Portfolio	238,462	18.92	369,681	11.829	11,907	11.663	4,512	6,420

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund (Class II)	270,445	10.61	242,059	11.733	2,817	10.402	2,869	6,087
Franklin Small-Mid Cap Growth Securities Fund (Class II)	67,421	11.75	167,201	4.681	915	10.362	792	1,268
Templeton Developing Markets Securities Fund (Class II)	747,898	6.04	327,799	12.937	15,862	17.426	4,517	8,470
Templeton Foreign Securities Fund (Class II)	495,806	10.76	277,746	18.639	11,746	13.447	5,335	7,784

Calamos Advisors Trust
Calamos Growth and Income Portfolio	1,637,613	9.37	1,175,969	12.643	43,608	10.929	15,344	21,826

AIM Variable Insurance Funds
V.I. Capital Appreciation Fund (Series I)	38,458	16.89	195,413	3.307	333	9.979	650	949
V.I. Technology Fund (Series I)	67,757	8.38	347,489	1.612	789	9.677	568	920
V.I. Core Equity Fund (Series I)	52,880	19.75	188,736	5.524	164	11.292	1,044	1,297

Seligman Portfolios, Inc.
Communications and Information Portfolio (Class II)	187,913	12.26	401,677	5.604	3,689	14.366	2,304	2,685
Capital Portfolio (Class II)	295,735	8.69	614,329	4.143	2,550	9.754	2,570	3,839
Smaller-Cap Value Portfolio (Class II)	312,623	4.67	134,555	10.668	2,336	10.518	1,460	3,188

Fidelity Variable Insurance Products
VIP Contrafund Portfolio	162,208	15.14	374,198	6.247	18,983	6.221	2,456	3,507
VIP Freedom Funds - Income	49,278	9.12	47,338	8.986	2,686	8.949	449	518
VIP Freedom Funds - 2010	53,297	8.21	56,316	7.576	1,445	7.545	438	513
VIP Freedom Funds - 2015	146,285	8.16	151,895	7.375	10,008	7.344	1,194	1,711
VIP Freedom Funds - 2020	752,761	7.69	835,815	6.829	11,950	6.800	5,789	8,388
VIP Freedom Funds - 2025	23,745	7.47	26,568	6.676	-	6.648	177	270
VIP Freedom Funds - 2030	130,396	7.11	137,966	6.300	9,240	6.273	927	1,491

Total Net Assets							$ 182,314	$ 251,968

See accompanying Notes to Financial Statements

2

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	American	Income	Prime			Total	Research	Strategic
	Leaders	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Investment Income:
Income:
Dividend Distributions	$132	630	254	57	26	412	208	141	466
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	96	86	143	148	154	179	109	35	408
Investment Income (Loss)	36	544	111	(91)	(128)	233	99	106	58
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	(1,532)	(910)	-	(6)	212	(405)	(104)	(63)	(9)
Capital Gains Distributions	2,043	-	-	-	-	815	-	-	4,821
Unrealized Appreciation (Depreciation)	(3,389)	(1,234)	-	(4,448)	(4,879)	(3,897)	(330)	(412)	(17,973)
Net Gain (Loss) on Investments	(2,878)	(2,144)	-	(4,454)	(4,667)	(3,487)	(434)	(475)	(13,161)

Change in Net Assets from Operations	$(2,842)	(1,600)	111	(4,545)	(4,795)	(3,254)	(335)	(369)	(13,103)

3

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Developing
	Appreciation	International	Value	Growth	Ultra	Mid-Cap	Fund	Appreciation	Leaders
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Investment Income:
Income:
Dividend Distributions	$-	75	243	56	-	-	230	152	71
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	82	134	145	37	28	2	73	104	104
Investment Income (Loss)	(82)	(59)	98	19	(28)	(2)	157	48	(33)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	111	(273)	(1,257)	(148)	(202)	(28)	(195)	11	(1,374)
Capital Gains Distributions	478	880	1,292	335	356	-	-	567	424
Unrealized Appreciation (Depreciation)	(3,852)	(6,068)	(3,447)	(1,328)	(1,044)	(15)	(251)	(3,209)	(2,259)
Net Gain (Loss) on Investments	(3,263)	(5,461)	(3,412)	(1,141)	(890)	(43)	(446)	(2,631)	(3,209)

Change in Net Assets from Operations	$(3,345)	(5,520)	(3,314)	(1,122)	(918)	(45)	(289)	(2,583)	(3,242)

See accompanying Notes to Financial Statements

4

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2008
(in thousands)

			JPMorgan Series Trust II			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus				Franklin	Franklin	Templeton
	Dreyfus	Socially	U.S. Large			Global	Small-Mid	Developing	Templeton
	Stock	Responsible	Cap Core	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Company	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Investment Income:
Income:
Dividend Distributions	$413	7	27	8	66	43	-	196	167
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	275	13	27	58	83	65	18	104	99
Investment Income (Loss)	138	(6)	-	(50)	(17)	(22)	(18)	92	68
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	(47)	(68)	(86)	(293)	(339)	(1,198)	(39)	(617)	(220)
Capital Gains Distributions	-	-	-	437	445	1,188	157	1,472	684
Unrealized Appreciation (Depreciation)	(8,875)	(299)	(690)	(1,595)	(2,371)	(2,273)	(743)	(6,215)	(4,076)
Net Gain (Loss) on Investments	(8,922)	(367)	(776)	(1,451)	(2,265)	(2,283)	(625)	(5,360)	(3,612)

Change in Net Assets from Operations	$(8,784)	(373)	(776)	(1,501)	(2,282)	(2,305)	(643)	(5,268)	(3,544)

5

	Calamos
	Advisors
	Trust	AIM Variable Insurance Funds			Seligman Portfolios, Inc.
					Communications
		V.I. Capital	V.I.	V.I.	and		Smaller-Cap
	Growth &	Appreciation	Technology	Core Equity	Information	Capital	Value
	Income	Fund	Fund	Fund	Portfolio	Portfolio	Portfolio
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Investment Income:
Income:
Dividend Distributions	$249	-	-	30	-	-	-
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	318	17	15	22	56	45	31
Investment Income (Loss)	(69)	(17)	(15)	8	(56)	(45)	(31)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	(1,187)	(162)	(175)	(2)	193	(9)	(264)
Capital Gains Distributions	719	-	-	-	-	-	786
Unrealized Appreciation (Depreciation)	(8,185)	(469)	(400)	(505)	(1,818)	(1,933)	(1,551)
Net Gain (Loss) on Investments	(8,653)	(631)	(575)	(507)	(1,625)	(1,942)	(1,029)

Change in Net Assets from Operations	$(8,722)	(648)	(590)	(499)	(1,681)	(1,987)	(1,060)

See accompanying Notes to Financial Statements

6

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	Total

Investment Income:
Income:
Dividend Distributions	$27	16	14	38	179	6	26	4,665
Expenses:
Mortality and Expense Risk Fees and
Administrative Charges	35	6	4	19	67	7	14	3,465
Investment Income (Loss)	(8)	10	10	19	112	(1)	12	1,200
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss)	(847)	(2)	(37)	(39)	(80)	(124)	(43)	(11,857)
Capital Gains Distributions	54	7	18	62	278	25	71	18,414
Unrealized Appreciation (Depreciation)	(677)	(67)	(70)	(493)	(2,547)	(86)	(548)	(104,521)
Net Gain (Loss) on Investments	(1,470)	(62)	(89)	(470)	(2,349)	(185)	(520)	(97,964)

Change in Net Assets from Operations	$(1,478)	(52)	(79)	(451)	(2,237)	(186)	(508)	(96,764)

See accompanying Notes to Financial Statements

7

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	American	Income	Prime			Total	Research	Strategic
	Leaders	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Change in Net Assets from Operations:
Investment Income (Loss)	$36	544	111	(91)	(128)	233	99	106	58
Realized Gain (Loss)	511	(910)	-	(6)	212	410	(104)	(63)	4,812
Unrealized Appreciation (Depreciation)	(3,389)	(1,234)	-	(4,448)	(4,879)	(3,897)	(330)	(412)	(17,973)
Change in Net Assets from Operations	(2,842)	(1,600)	111	(4,545)	(4,795)	(3,254)	(335)	(369)	(13,103)

Deposits	311	215	18,831	534	437	426	1,171	514	1,038

Payments and Withdrawals:
Death Benefits	135	24	(9)	79	70	117	57	11	252
Withdrawals	1,211	829	3,630	1,351	1,658	1,929	1,173	201	4,561
Administrative Fees	6	4	23	10	13	9	28	7	20
Transfers (in) out	941	2,241	14,485	1,157	1,102	2,688	(2,410)	(763)	4,381
Payments and Withdrawals	2,293	3,098	18,129	2,597	2,843	4,743	(1,152)	(544)	9,214

Net Assets:
Net Increase (Decrease)	(4,824)	(4,483)	813	(6,608)	(7,201)	(7,571)	1,988	689	(21,279)
Beginning of Year	9,458	7,820	9,434	13,417	14,187	16,360	6,527	2,084	38,325

End of Year	$4,634	3,337	10,247	6,809	6,986	8,789	8,515	2,773	17,046

8

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Developing
	Appreciation	International	Value	Growth	Ultra	Mid-Cap	Fund	Appreciation	Leaders
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Change in Net Assets from Operations:
Investment Income (Loss)	$(82)	(59)	98	19	(28)	(2)	157	48	(33)
Realized Gain (Loss)	589	607	35	187	154	(28)	(195)	578	(950)
Unrealized Appreciation (Depreciation)	(3,852)	(6,068)	(3,447)	(1,328)	(1,044)	(15)	(251)	(3,209)	(2,259)
Change in Net Assets from Operations	(3,345)	(5,520)	(3,314)	(1,122)	(918)	(45)	(289)	(2,583)	(3,242)

Deposits	202	715	869	107	230	13	708	199	309

Payments and Withdrawals:
Death Benefits	19	24	59	21	1	-	432	22	123
Withdrawals	505	1,044	1,441	237	300	10	533	1,148	1,574
Administrative Fees	5	20	23	2	6	-	13	6	8
Transfers (in) out	(86)	(1,928)	(813)	410	252	41	(5,637)	955	818
Payments and Withdrawals	443	(840)	710	670	559	51	(4,659)	2,131	2,523

Net Assets:
Net Increase (Decrease)	(3,586)	(3,965)	(3,155)	(1,685)	(1,247)	(83)	5,078	(4,515)	(5,456)
Beginning of Year	7,346	11,360	11,867	3,479	2,466	192	2,181	9,674	10,264

End of Year	$3,760	7,395	8,712	1,794	1,219	109	7,259	5,159	4,808

See accompanying Notes to Financial Statements

9

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008
(in thousands)

			JPMorgan Series Trust II			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus				Franklin	Franklin	Templeton
	Dreyfus	Socially	U.S. Large			Global	Small-Mid	Developing	Templeton
	Stock	Responsible	Cap Core	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Company	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$138	(6)	-	(50)	(17)	(22)	(18)	92	68
Realized Gain (Loss)	(47)	(68)	(86)	144	106	(10)	118	855	464
Unrealized Appreciation (Depreciation)	(8,875)	(299)	(690)	(1,595)	(2,371)	(2,273)	(743)	(6,215)	(4,076)
Change in Net Assets from Operations	(8,784)	(373)	(776)	(1,501)	(2,282)	(2,305)	(643)	(5,268)	(3,544)

Deposits	1,435	54	88	302	490	313	87	376	491

Payments and Withdrawals:
Death Benefits	224	5	16	2	29	54	2	24	102
Withdrawals	3,529	192	335	531	872	898	208	528	900
Administrative Fees	38	1	2	9	11	7	1	10	14
Transfers (in) out	(1,511)	55	559	(63)	(156)	1,190	131	(453)	(1,051)
Payments and Withdrawals	2,280	253	912	479	756	2,149	342	109	(35)

Net Assets:
Net Increase (Decrease)	(9,629)	(572)	(1,600)	(1,678)	(2,548)	(4,141)	(898)	(5,001)	(3,018)
Beginning of Year	24,130	1,190	2,775	4,952	7,060	7,010	1,690	9,518	8,353

End of Year	$14,501	618	1,175	3,274	4,512	2,869	792	4,517	5,335

10

	Calamos
	Advisors
	Trust	AIM Variable Insurance Funds			Seligman Portfolios, Inc.
					Communications
		V.I. Capital	V.I.	V.I.	and		Smaller-Cap
	Growth &	Appreciation	Technology	Core Equity	Information	Capital	Value
	Income	Fund	Fund	Fund	Portfolio	Portfolio	Portfolio
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$(69)	(17)	(15)	8	(56)	(45)	(31)
Realized Gain (Loss)	(468)	(162)	(175)	(2)	193	(9)	522
Unrealized Appreciation (Depreciation)	(8,185)	(469)	(400)	(505)	(1,818)	(1,933)	(1,551)
Change in Net Assets from Operations	(8,722)	(648)	(590)	(499)	(1,681)	(1,987)	(1,060)

Deposits	447	50	66	89	224	367	69

Payments and Withdrawals:
Death Benefits	318	-	-	-	40	2	15
Withdrawals	3,016	157	96	393	870	689	213
Administrative Fees	23	2	2	1	5	8	3
Transfers (in) out	3,258	256	162	132	611	(1,211)	154
Payments and Withdrawals	6,615	415	260	526	1,526	(512)	385

Net Assets:
Net Increase (Decrease)	(14,890)	(1,013)	(784)	(936)	(2,983)	(1,108)	(1,376)
Beginning of Year	30,234	1,663	1,352	1,980	5,287	3,678	2,836

End of Year	$15,344	650	568	1,044	2,304	2,570	1,460

See accompanying Notes to Financial Statements

11

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2008
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	Total

Change in Net Assets from Operations:
Investment Income (Loss)	$(8)	10	10	19	112	(1)	12	1,200
Realized Gain (Loss)	(793)	5	(19)	23	198	(99)	28	6,557
Unrealized Appreciation (Depreciation)	(677)	(67)	(70)	(493)	(2,547)	(86)	(548)	(104,521)
Change in Net Assets from Operations	(1,478)	(52)	(79)	(451)	(2,237)	(186)	(508)	(96,764)

Deposits	239	44	80	264	506	61	314	33,285

Payments and Withdrawals:
Death Benefits	12	-	-	-	-	-	-	2,282
Withdrawals	131	22	5	35	175	43	29	37,202
Administrative Fees	5	2	-	7	25	-	1	380
Transfers (in) out	(1,755)	(417)	(262)	(626)	(6,356)	(189)	(776)	9,516
Payments and Withdrawals	(1,607)	(393)	(257)	(584)	(6,156)	(146)	(746)	49,380

Net Assets:
Net Increase (Decrease)	368	385	258	397	4,425	21	552	(112,859)
Beginning of Year	2,088	64	180	797	1,364	156	375	295,173

End of Year	$2,456	449	438	1,194	5,789	177	927	182,314

12

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Federated Insurance Series			MFS Variable Insurance Trust

		High
	American	Income	Prime		Emerging	Total	Research	Strategic
	Leaders	Bond	Money	Research	Growth	Return	Bond	Income	Utilities
	Fund II	Fund II	Fund II	Series	Series	Series	Series	Series	Series

Change in Net Assets from Operations:
Investment Income (Loss)	$10	457	254	(98)	(203)	200	97	47	(170)
Realized Gain (Loss)	1,309	(65)	-	549	577	968	(11)	(1)	5,337
Unrealized Appreciation (Depreciation)	(2,502)	(253)	-	1,009	2,180	(686)	70	(9)	3,033
Change in Net Assets from Operations	(1,183)	139	254	1,460	2,554	482	156	37	8,200

Deposits	537	532	20,851	717	709	757	588	188	2,543

Payments and Withdrawals:
Death Benefits	42	29	42	106	135	172	29	-	94
Withdrawals	1,809	870	2,930	1,728	2,252	2,897	827	168	5,574
Administrative Fees	8	4	16	11	14	10	5	1	20
Transfers (in) out	621	(984)	15,594	111	1,035	(658)	(1,649)	(505)	(1,687)
Payments and Withdrawals	2,480	(81)	18,582	1,956	3,436	2,421	(788)	(336)	4,001

Net Assets:
Net Increase (Decrease)	(3,126)	752	2,523	221	(173)	(1,182)	1,532	561	6,742
Beginning of Year	12,584	7,068	6,911	13,196	14,360	17,542	4,995	1,523	31,583

End of Year	$9,458	7,820	9,434	13,417	14,187	16,360	6,527	2,084	38,325

13

							American
							Century
							Variable	Dreyfus Variable
	American Century Variable Portfolios						Portfolios II	Investment Fund

				VP			VP Inflation
	VP Capital	VP	VP	Income &	VP	VP	Protection		Developing
	Appreciation	International	Value	Growth	Ultra	Mid-Cap	Fund	Appreciation	Leaders
	Fund	Fund	Fund	Fund	Fund	Value	(Class II)	Portfolio	Portfolio

Change in Net Assets from Operations:
Investment Income (Loss)	$(91)	(77)	10	20	(25)	(2)	45	22	(79)
Realized Gain (Loss)	523	770	1,107	257	60	4	(5)	681	1,375
Unrealized Appreciation (Depreciation)	1,874	804	(1,947)	(306)	287	(15)	87	(126)	(2,763)
Change in Net Assets from Operations	2,306	1,497	(830)	(29)	322	(13)	127	577	(1,467)

Deposits	383	827	858	247	211	50	268	515	594

Payments and Withdrawals:
Death Benefits	18	43	20	13	-	-	5	212	185
Withdrawals	984	1,616	1,563	839	221	10	212	2,207	2,004
Administrative Fees	4	10	8	3	2	-	2	8	10
Transfers (in) out	(220)	(1,697)	(1,924)	(230)	(581)	(102)	(566)	250	1,533
Payments and Withdrawals	786	(28)	(333)	625	(358)	(92)	(347)	2,677	3,732

Net Assets:
Net Increase (Decrease)	1,903	2,352	361	(407)	891	129	742	(1,585)	(4,605)
Beginning of Year	5,443	9,008	11,506	3,886	1,575	63	1,439	11,259	14,869

End of Year	$7,346	11,360	11,867	3,479	2,466	192	2,181	9,674	10,264

See accompanying Notes to Financial Statements

14

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 2007
(in thousands)

			JPMorgan Series Trust II			Franklin Templeton Variable Insurance Products Trust
		The Dreyfus				Franklin	Franklin	Templeton
	Dreyfus	Socially	U.S. Large			Global	Small-Mid	Developing	Templeton
	Stock	Responsible	Cap Core	Small	Mid	Real Estate	Cap Growth	Markets	Foreign
	Index	Growth	Equity	Company	Cap Value	Securities	Securities	Securities	Securities
	Fund, Inc.	Fund, Inc.	Portfolio	Portfolio	Portfolio	Fund (Class II)	Fund (Class II)	Fund (Class II)	Fund (Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$74	(10)	(10)	(76)	(39)	104	(24)	74	42
Realized Gain (Loss)	1,326	(11)	87	420	613	1,000	217	1,243	809
Unrealized Appreciation (Depreciation)	(484)	96	(77)	(718)	(540)	(3,448)	(40)	617	118
Change in Net Assets from Operations	916	75	-	(374)	34	(2,344)	153	1,934	969

Deposits	1,331	111	265	480	764	1,298	71	663	637

Payments and Withdrawals:
Death Benefits	267	3	12	21	17	30	-	15	34
Withdrawals	4,174	221	464	1,034	1,129	1,469	191	716	968
Administrative Fees	22	1	3	5	5	6	1	7	6
Transfers (in) out	(1,503)	24	(444)	(625)	(986)	2,068	30	(744)	(964)
Payments and Withdrawals	2,960	249	35	435	165	3,573	222	(6)	44

Net Assets:
Net Increase (Decrease)	(713)	(63)	230	(329)	633	(4,619)	2	2,603	1,562
Beginning of Year	24,843	1,253	2,545	5,281	6,427	11,629	1,688	6,915	6,791

End of Year	$24,130	1,190	2,775	4,952	7,060	7,010	1,690	9,518	8,353

15

	Calamos
	Advisors
	Trust	AIM Variable Insurance Funds			Seligman Portfolios, Inc.
					Communications
		V.I. Capital	V.I.	V.I.	and		Smaller-Cap
	Growth &	Appreciation	Technology	Core Equity	Information	Capital	Value
	Income	Fund	Fund	Fund	Portfolio	Portfolio	Portfolio
	Portfolio	(Series I)	(Series I)	(Series I)	(Class II)	(Class II)	(Class II)

Change in Net Assets from Operations:
Investment Income (Loss)	$(23)	(25)	(18)	(4)	(73)	(49)	(41)
Realized Gain (Loss)	3,472	36	15	60	355	233	394
Unrealized Appreciation (Depreciation)	(1,207)	166	75	58	372	275	(293)
Change in Net Assets from Operations	2,242	177	72	114	654	459	60

Deposits	1,336	74	86	184	390	323	264

Payments and Withdrawals:
Death Benefits	185	4	4	-	18	10	11
Withdrawals	5,079	167	125	244	586	575	405
Administrative Fees	26	2	2	1	6	3	3
Transfers (in) out	(35)	313	(146)	(266)	(18)	5	(235)
Payments and Withdrawals	5,255	486	(15)	(21)	592	593	184

Net Assets:
Net Increase (Decrease)	(1,677)	(235)	173	319	452	189	140
Beginning of Year	31,911	1,898	1,179	1,661	4,835	3,489	2,696

End of Year	$30,234	1,663	1,352	1,980	5,287	3,678	2,836

See accompanying Notes to Financial Statements

16

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 2007
(in thousands)

	Fidelity Variable Insurance Products

		VIP	VIP	VIP	VIP	VIP	VIP
	VIP	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Contrafund	Funds	Funds	Funds	Funds	Funds	Funds
	Portfolio	Income	2010	2015	2020	2025	2030	Total

Change in Net Assets from Operations:
Investment Income (Loss)	$4	2	3	16	22	2	6	374
Realized Gain (Loss)	473	-	3	16	22	3	10	24,231
Unrealized Appreciation (Depreciation)	(374)	(2)	(5)	(24)	(52)	(6)	(15)	(4,771)
Change in Net Assets from Operations	103	-	1	8	(8)	(1)	1	19,834

Deposits	139	19	3	332	681	22	52	40,900

Payments and Withdrawals:
Death Benefits	-	-	-	-	-	-	-	1,776
Withdrawals	46	-	-	1	-	-	1	46,306
Administrative Fees	-	-	-	1	1	-	1	238
Transfers (in) out	(1,892)	(45)	(176)	(459)	(692)	(135)	(324)	1,092
Payments and Withdrawals	(1,846)	(45)	(176)	(457)	(691)	(135)	(322)	49,412

Net Assets:
Net Increase (Decrease)	2,088	64	180	797	1,364	156	375	11,322
Beginning of Year	-	-	-	-	-	-	-	283,851

End of Year	$2,088	64	180	797	1,364	156	375	295,173

17

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements

1.      Organization and Significant Accounting Policies

Organization

Kansas City Life Variable Annuity Separate Account (the Account) is a separate account of Kansas City Life Insurance Company (KCL).  This account is presented herein and marketed as Century II Variable Annuity (which includes Century II Variable Annuity and Century II Affinity Variable Annuity) and Century II Freedom Variable Annuity.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from KCL’s other assets and liabilities.  The portion of the Account’s assets applicable to the variable annuity contracts is not available to service the liabilities arising out of any other business KCL may be conducting.

All deposits received by the Account have been directed by the contract owners into subaccounts that invest in thirteen series-type mutual funds, as listed below with each fund’s objective, or into KCL’s Fixed Account.  The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by KCL.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

18

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

Series-Type Mutual Fund	Fund Objective

Federated Insurance Series
American Leaders Fund II	Long-term growth of capital and income by investing primarily in common stock of “blue-chip” companies, which are generally top-quality, established growth companies.

High Income Bond Fund II	High current income by investing in high-yield, lower-rated corporate bonds.

Prime Money Fund II	Current income with stability of principal and liquidity by investing in short-term, high-quality fixed income securities.

MFS Variable Insurance Trust
Research Series	Long-term growth of capital by investing in common stock within targeted industries.

Growth Series	Long-term growth of capital by investing in common stock and related securities of emerging growth companies.

Total Return Series	Income and opportunities for growth of capital and income by investing in a combination of equity and fixed income securities.

Research Bond Series	Total return with its primary emphasis on current income and secondary emphasis on capital appreciation.

Strategic Income Series	Income and capital appreciation by investing in U.S. and foreign fixed income securities.

Utilities Series	Capital growth and current income by investing in equity and debt securities of domestic and foreign companies in the utilities industry.

American Century Variable Portfolios
VP Capital Appreciation Fund	Capital growth by investing primarily in common stocks of growing companies.

VP International Fund	Capital growth by investing primarily in common stocks of foreign companies.

VP Value Fund	Long-term capital growth and income by investing primarily in stocks of companies believed to be undervalued.

VP Income & Growth Fund	Capital growth and income by investing primarily in common stocks.

VP Ultra Fund	Long-term capital growth by investing primarily in U.S. large-cap companies.

VP Mid Cap Value Fund	Long-term capital growth and income by investing primarily in stocks of companies believed to be undervalued.

American Century Variable Portfolios II
VP Inflation Protection (Class II)	Long-term total return and protection against U.S. inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

19

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

Dreyfus Variable Investment Fund
Appreciation Portfolio	Long-term capital growth and income by investing in common stocks of large “blue chip” companies.

Developing Leaders Portfolio	Capital growth by primarily investing in securities of small U.S. companies.

Dreyfus Stock Index Funds, Inc.	Match the total return of the Standard & Poor’s (S&P) 500 Composite Stock Price Index by investing in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

The Dreyfus Socially Responsible Growth Fund, Inc.
Capital growth and current income by investing in common stocks of companies that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

JPMorgan Series Trust II
U.S. Large Cap Core Equity Portfolio	High total return by investing primarily in large U.S. companies.

Small Company Portfolio	High total return by investing in small companies.

Mid Cap Value Portfolio	Growth from capital appreciation by investing in equity securities of mid-cap companies.

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate Securities Fund (Class II)	Capital appreciation and current income by investing in securities of companies operating in the real estate industry.

Franklin Small-Mid Cap Growth Securities Fund (Class II)	Long-term capital growth by investing primarily in equity securities of small and mid-size U.S. companies.

Templeton Developing Markets Securities Fund (ClassII)	Long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries.

Templeton Foreign Securities Fund (Class II)	Long-term capital growth by investing primarily in equity securities of foreign companies.

Calamos Advisors Trust
Growth and Income Portfolio	High long-term total return by investing primarily in convertible, equity and fixed-income securities.

AIM Variable Insurance Funds
V.I. Capital Appreciation Fund (Series I)	Long-term growth of capital by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

V.I. Technology Fund (Series I)	Capital growth by investing broadly in equity securities across the technology universe.

V.I. Core Equity Fund (Series I)	Long-term growth of capital and income by investing in equity securities of companies believed to be undervalued.

Seligman Portfolios, Inc.
Communications and Information	Capital gain by investing in securities of companies operating in

20

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

Portfolio (Class II)	the communications, information and related industries.

Capital Portfolio (Class II)	Capital appreciation by investing primarily in common stocks of medium-sized U.S. companies.

Smaller-Cap Value Portfolio (Class II)	Long-term capital appreciation by investing generally in smaller companies believed to be undervalued.

Fidelity Variable Insurance Products
VIP Contrafund Portfolio	Long Term Capital Appreciation by investing in growth and value stocks.

VIP Freedom Funds – Income	High Total return with preservation of capital by investing fixed income and short term money market funds.

VIP Freedom Funds – 2010	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2015	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2020	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2025	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

VIP Freedom Funds – 2030	High Total return with preservation of capital by in vesting in fixed income and short term money market funds.

Fund Changes

During the year ended December 31, 2008, the following portfolios changed their names as summarized, with the effective date of the change, in the following table:

Prior Portfolio Name	Current Portfolio Name	Effective Date
MFS Emerging Growth Series	MFS Growth Series	May 1, 2008

Risks and Uncertainties

Certain risks and uncertainties are inherent to the Account’s day-to-day operations and to the process of preparing its financial statements.  The more significant of those risks and uncertainties, as well as the Account’s method for attempting to mitigate the risks, are presented below and throughout the notes to the financial statements.

Financial Statements - The preparation of financial statements on the basis of generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period.  These estimates are inherently subject to change and actual results could differ from these estimates.

Investments - The Account is exposed to risks that issuers of securities owned by the Series-Type Mutual Funds will default, or that interest rates will change and cause a decrease in the value of the investments.  The market value of the investments and their investment performance, including the realization of gains or losses, may vary depending on

21

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

economic and market conditions.  Management attempts to mitigate these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements and annual financial statements.

Reinvestment of Dividends

Interest and dividend income and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective subaccount.

Federal Income Taxes

The Account is treated as part of KCL for federal income tax purposes.  Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gains distributions received by the Account from the underlying funds.  Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at fair value (NAV of the underlying mutual fund which is valued at fair value).  The average cost method is used to determine realized gains and losses.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gains distributions are recorded on the ex-dividend date.

Recently Issued Accounting Standard

In September 2006, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements” (SFAS 157).  SFAS 157 provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.  SFAS 157 also emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and established a fair value hierarchy with the highest priority being the quoted price in active markets.  SFAS 157 amended SFAS 107, “Disclosure about Fair Value of Financial Instruments.”  This statement became effective for years beginning after November 15, 2007.  The Company adopted SFAS 157 on January 1, 2008 with no material impact to the consolidated financial statements.  Please see Note 2 Fair Value Measurement for disclosures pertaining to SFAS 157.

The aggregate cost of purchases and proceeds from sales were as follows:

22

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

2008	Cost of Purchases	Proceeds from Sales
	( in thousands)

Federated American Leaders Fund II	$ 3,217	$ 3,119
Federated High Income Bond Fund II	2,099	4,439
Federated Prime Money Fund II	47,169	46,355
MFS Research Series	1,345	3,499
MFS Growth Series	1,012	3,545
MFS Total Return Series	2,489	5,758
MFS Research Bond Series	6,017	3,595
MFS Strategic Income Series	1,999	836
MFS Utilities Series	9,001	12,298
American Century VP Capital Appreciation Fund	2,336	2,181
American Century VP International Fund	5,692	3,316
American Century VP Value Fund	6,253	4,704
American Century VP Income & Growth Fund	630	839
American Century VP Ultra Fund	1,671	1,672
American Century VP Mid Cap Value Fund	91	130
American Century VP Inflation Protection Fund (Class II)	10,687	5,164
Dreyfus Appreciation Portfolio	1,287	2,605
Dreyfus Developing Leaders Portfolio	1,296	3,119
Dreyfus Stock Index Fund, Inc.	6,098	6,805
The Dreyfus Socially Responsible Growth Fund, Inc.	237	442
JPMorgan U.S. Large Cap Core Equity Portfolio	205	1,029
JPMorgan Small Company Portfolio	2,075	1,865
JPMorgan Mid Cap Value Portfolio	2,862	2,700
Franklin Global Real Estate Securities Fund (Class II)	2,751	3,421
Franklin Small-Mid Cap Growth Securities Fund (Class II)	363	479
Templeton Developing Markets Securities Fund (Class II)	4,237	2,405
Templeton Foreign Securities Fund (Class II)	3,855	2,578
Calamos Growth and Income Portfolio	3,284	8,802
AIM V.I. Capital Appreciation Fund (Series I)	349	732
AIM V.I. Technology Fund (Series I)	381	591
AIM V.I. Core Equity Fund (Series I)	428	855
Seligman Communications and Information Portfolio (Class II)	632	1,990
Seligman Capital Portfolio (Class II)	2,230	1,396
Seligman Smaller-Cap Value Portfolio (Class II)	1,302	863
Fidelity VIP Contrafund Portfolio	3,732	1,840
Fidelity VIP Freedom Funds - Income	541	87
Fidelity VIP Freedom Funds - 2010	581	217
Fidelity VIP Freedom Funds - 2015	1,237	309
Fidelity VIP Freedom Funds - 2020	7,761	710
Fidelity VIP Freedom Funds - 2025	721	489
Fidelity VIP Freedom Funds - 2030	1,490	347

23

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

2007	Cost of Purchases	Proceeds from Sales
	( in thousands)

Federated American Leaders Fund II	$ 3,008	$ 3,678
Federated High Income Bond Fund II	3,304	2,235
Federated Prime Money Fund II	46,342	43,818
MFS Research Series	1,919	3,256
MFS Emerging Growth Series	1,097	4,026
MFS Total Return Series	3,437	4,475
MFS Research Bond Series	2,859	1,386
MFS Strategic Income Series	1,025	454
MFS Utilities Series	10,816	9,953
American Century VP Capital Appreciation Fund	1,433	1,927
American Century VP International Fund	4,177	3,399
American Century VP Value Fund	5,833	3,677
American Century VP Income & Growth Fund	1,103	1,462
American Century VP Ultra Fund	1,131	588
American Century VP Mid Cap Value Fund	201	59
American Century VP Inflation Protection Fund (Class II)	1,127	467
Dreyfus Appreciation Portfolio	1,535	3,675
Dreyfus Developing Leaders Portfolio	3,334	4,785
Dreyfus Stock Index Fund, Inc.	5,705	7,260
The Dreyfus Socially Responsible Growth Fund, Inc.	161	309
JPMorgan U.S. Large Cap Core Equity Portfolio	999	778
JPMorgan Small Company Portfolio	2,163	1,943
JPMorgan Mid Cap Value Portfolio	3,486	2,617
Franklin Global Real Estate Securities Fund (Class II)	4,548	5,964
Franklin Small-Mid Cap Growth Securities Fund (Class II)	415	466
Templeton Developing Markets Securities Fund (Class II)	4,245	2,882
Templeton Foreign Securities Fund (Class II)	3,314	2,341
Calamos Growth and Income Portfolio	8,711	10,438
AIM V.I. Capital Appreciation Fund (Series I)	263	700
AIM V.I. Technology Fund (Series I)	374	291
AIM V.I. Core Equity Fund (Series I)	657	456
Seligman Communications and Information Portfolio (Class II)	1,088	1,363
Seligman Capital Portfolio (Class II)	989	1,307
Seligman Smaller-Cap Value Portfolio (Class II)	1,462	1,112
Fidelity VIP Contrafund Portfolio	2,752	294
Fidelity VIP Freedom Funds - Income	66	1
Fidelity VIP Freedom Funds - 2010	186	1
Fidelity VIP Freedom Funds - 2015	829	9
Fidelity VIP Freedom Funds - 2020	1,688	265
Fidelity VIP Freedom Funds - 2025	204	41
Fidelity VIP Freedom Funds - 2030	417	26

24

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

2. Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

As of December 31, 2008 all assets measured at fair value on a recurring basis totaling $182,314 are Level 2 assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

25

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)
3. Contract Charges

Century II Variable Annuity

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.25% of the asset value of the subaccounts of each contract of which 0.70% is for assuming mortality risks and 0.55% is for expense risk.  Additionally, KCL is compensated for administrative expenses by a charge based on an annual rate of 0.15% of the asset value of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

KCL deducts an administrative fee of $30 per year for each contract under $50,000.  Other fees are deducted from each contract when certain events occur, such as the seventh fund transfer in a contract year.  These fees are assessed through the reduction of units from the contract.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

For the Century II Variable Annuity, a contingent deferred sales charge is assessed against certain withdrawals during the first seven years of the contract, declining from 7% in the first three years to 2% in the seventh year.  For the Century II Affinity Variable Annuity, a contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first two years to 2% in the eighth year.  During 2008, $549,000 (2007 - $456,000) was assessed in surrender charges and other contract charges, primarily annual administrative fees, totaled $3,707,000 (2007 - $4,247,000).

Century II Freedom Annuity

Mortality and expense risks assumed by KCL are compensated for by a fee equivalent to an annual rate of 1.40% of the asset value of the subaccounts of each contract.  Additionally, KCL is compensated for administrative expenses by a charge based on an annual rate of 0.25% of the asset value of each contract.  These charges are assessed for each subaccount through the reduction of unit values.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law upon surrender.

For the Century II Freedom Variable Annuity, no contingent deferred sales charge nor surrender charges are assessed.  During 2008, $138,000 (2007 - $131,000) was assessed in other contract charges.

26

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)

The Mortality and Expense Risk Fees and other Administrative Charges for the year are as follows:

2008:	Century II Variable Annuity	Freedom Variable Annuity	Total Variable Annuity
		(in thousands)

Federated American Leaders Fund II	$ 95	$ 1	$ 96
Federated High Income Bond Fund II	75	11	86
Federated Prime Money Fund II	131	12	143
MFS Research Series	146	2	148
MFS Growth Series	153	1	154
MFS Total Return Series	166	13	179
MFS Research Bond Series	105	4	109
MFS Strategic Income Series	32	3	35
MFS Utilities Series	393	15	408
American Century VP Capital Appreciation Fund	80	2	82
American Century VP International Fund	131	3	134
American Century VP Value Fund	138	7	145
American Century VP Income & Growth Fund	35	2	37
American Century VP Ultra Fund	27	1	28
American Century VP Mid Cap Value Fund	2	-	2
American Century VP Inflation Protection Fund (Class II)	68	5	73
Dreyfus Appreciation Portfolio	103	1	104
Dreyfus Developing Leaders Portfolio	104	-	104
Dreyfus Stock Index Fund, Inc.	268	7	275
The Dreyfus Socially Responsible Growth Fund, Inc.	13	-	13
JPMorgan U.S. Large Cap Core Equity Portfolio	27	-	27
JPMorgan Small Company Portfolio	55	3	58
JPMorgan Mid Cap Value Portfolio	79	4	83
Franklin Global Real Estate Securities Fund (Class II)	63	2	65
Franklin Small-Mid Cap Growth Securities Fund (Class II)	17	1	18
Templeton Developing Markets Securities Fund (Class II)	97	7	104
Templeton Foreign Securities Fund (Class II)	95	4	99
Calamos Growth and Income Portfolio	308	10	318
AIM V.I. Capital Appreciation Fund (Series I)	17	-	17
AIM V.I. Technology Fund (Series I)	14	1	15
AIM V.I. Core Equity Fund (Series I)	21	1	22
Seligman Communications and Information Portfolio (Class II)	55	1	56
Seligman Capital Portfolio (Class II)	44	1	45
Seligman Smaller-Cap Value Portfolio (Class II)	30	1	31
Fidelity VIP Contrafund Portfolio	28	7	35
Fidelity VIP Freedom Funds - Income	6	-	6
Fidelity VIP Freedom Funds - 2010	4	-	4
Fidelity VIP Freedom Funds - 2015	18	1	19
Fidelity VIP Freedom Funds - 2020	65	2	67
Fidelity VIP Freedom Funds - 2025	7	-	7
Fidelity VIP Freedom Funds - 2030	13	1	14

	$ 3,328	$ 137	$ 3,465

27

Kansas City Life Variable Annuity Separate Account
Notes to Financial Statements (continued)
4. Change in Units Outstanding

The changes in units outstanding for the year were as follows:

2008:	Units Purchased	Units Redeemed	Net Increase (Decrease)
		(in thousands)

Federated American Leaders Fund II	58	169	(111)
Federated High Income Bond Fund II	100	294	(194)
Federated Prime Money Fund II	3,598	3,527	71
MFS Research Series	71	190	(119)
MFS Growth Series	51	177	(126)
MFS Total Return Series	57	262	(205)
MFS Research Bond Series	354	215	139
MFS Strategic Income Series	134	57	77
MFS Utilities Series	97	330	(233)
American Century VP Capital Appreciation Fund	118	131	(13)
American Century VP International Fund	253	166	87
American Century VP Value Fund	502	479	23
American Century VP Income & Growth Fund	32	108	(76)
American Century VP Ultra Fund	110	135	(25)
American Century VP Mid Cap Value Fund	10	14	(4)
American Century VP Inflation Protection Fund (Class II)	923	457	466
Dreyfus Appreciation Portfolio	39	169	(130)
Dreyfus Developing Leaders Portfolio	70	237	(167)
Dreyfus Stock Index Fund, Inc.	401	443	(42)
The Dreyfus Socially Responsible Growth Fund, Inc.	9	18	(9)
JPMorgan U.S. Large Cap Core Equity Portfolio	12	71	(59)
JPMorgan Small Company Portfolio	103	107	(4)
JPMorgan Mid Cap Value Portfolio	156	167	(11)
Franklin Global Real Estate Securities Fund (Class II)	92	187	(95)
Franklin Small-Mid Cap Growth Securities Fund (Class II)	32	67	(35)
Templeton Developing Markets Securities Fund (Class II)	127	121	6
Templeton Foreign Securities Fund (Class II)	121	99	22
Calamos Growth and Income Portfolio	144	540	(396)
AIM V.I. Capital Appreciation Fund (Series I)	82	171	(89)
AIM V.I. Technology Fund (Series I)	159	244	(85)
AIM V.I. Core Equity Fund (Series I)	62	119	(57)
Seligman Communications and Information Portfolio (Class II)	82	261	(179)
Seligman Capital Portfolio (Class II)	364	199	165
Seligman Smaller-Cap Value Portfolio (Class II)	35	56	(21)
Fidelity VIP Contrafund Portfolio	439	235	204
Fidelity VIP Freedom Funds - Income	52	8	44
Fidelity VIP Freedom Funds - 2010	66	26	40
Fidelity VIP Freedom Funds - 2015	115	30	85
Fidelity VIP Freedom Funds - 2020	785	69	716
Fidelity VIP Freedom Funds - 2025	72	60	12
Fidelity VIP Freedom Funds - 2030	146	35	111

28

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. Financial Highlights

A summary of unit values and units outstanding for variable annuity contracts, net assets, net investment income ratios, total return ratios, and the expense ratios, excluding expenses of the underlying funds and expenses charged through the redemption of units, for each of the five years in the period ended December 31, 2008, follows.

						For the Year Ended
	At December 31, 2008					December 31, 2008

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	329	$ 9.645	to	$ 14.098	$ 4,634	1.93%	1.40%	to	1.65%	-34.88%	to	-34.72%
Federated High Income Bond Fund II	263	10.454	to	12.803	3,337	10.49	1.40	to	1.65	-27.21%	to	-27.03%
Federated Prime Money Fund II	799	10.610	to	13.283	10,247	2.52	1.40	to	1.65	0.86%	to	1.11%
MFS Research Series	493	11.614	to	13.841	6,809	0.55	1.40	to	1.65	-37.14%	to	-36.98%
MFS Emerging Growth Series	500	12.000	to	13.993	6,986	0.24	1.40	to	1.65	-38.45%	to	-38.29%
MFS Total Return Series	488	11.173	to	18.800	8,789	3.27	1.40	to	1.65	-23.41%	to	-23.22%
MFS Research Bond Series	530	11.264	to	16.311	8,515	2.67	1.40	to	1.65	-3.97%	to	-3.73%
MFS Strategic Income Series	219	10.660	to	12.883	2,773	5.71	1.40	to	1.65	-13.48%	to	-13.26%
MFS Utilities Series	599	19.538	to	28.720	17,046	1.62	1.40	to	1.65	-38.69%	to	-38.54%
American Century VP Capital Appreciation Fund	339	11.047	to	13.612	3,760	0.00	1.40	to	1.65	-47.07%	to	-46.93%
American Century VP International Fund	534	12.523	to	13.867	7,395	0.79	1.40	to	1.65	-45.73%	to	-45.59%
American Century VP Value Fund	1,115	7.728	to	11.967	8,712	2.37	1.40	to	1.65	-27.98%	to	-27.80%
American Century VP Income & Growth Fund	327	5.404	to	10.933	1,794	2.13	1.40	to	1.65	-35.66%	to	-35.50%
American Century VP Ultra Fund	147	8.180	to	8.296	1,219	0.00	1.40	to	1.65	-42.44%	to	-42.30%
American Century VP Mid Cap Value Fund	14	7.888	to	7.941	109	0.00	1.40	to	1.65	-25.59%	to	-25.40%
American Century VP Inflation Protection Fund (Class II)	658	10.892	to	11.045	7,259	4.45	1.40	to	1.65	-3.21%	to	-2.97%
Dreyfus Appreciation Portfolio	432	10.970	to	11.958	5,159	2.07	1.40	to	1.65	-30.71%	to	-30.53%
Dreyfus Developing Leaders Portfolio	534	8.228	to	9.011	4,808	0.96	1.40	to	1.65	-38.62%	to	-38.46%
Dreyfus Stock Index Fund, Inc.	1,352	10.582	to	10.731	14,501	2.12	1.40	to	1.65	-38.17%	to	-38.02%
The Dreyfus Socially Responsible Growth Fund, Inc.	33	9.981	to	18.505	618	0.78	1.40	to	1.65	-35.50%	to	-35.34%
JPMorgan U.S. Large Cap Core Equity Portfolio	110	10.353	to	10.686	1,175	1.41	1.40	to	1.65	-35.06%	to	-34.90%
JPMorgan Small Company Portfolio	260	12.362	to	12.606	3,274	0.19	1.40	to	1.65	-33.10%	to	-32.93%
JPMorgan Mid Cap Value Portfolio	382	11.663	to	11.829	4,512	1.12	1.40	to	1.65	-34.30%	to	-34.14%
Franklin Global Real Estate Securities Fund (Class II)	245	10.402	to	11.733	2,869	0.95	1.40	to	1.65	-43.34%	to	-43.20%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	168	4.681	to	10.362	792	0.00	1.40	to	1.65	-43.44%	to	-43.30%
Templeton Developing Markets Securities Fund (Class II)	344	12.937	to	17.426	4,517	2.69	1.40	to	1.65	-53.48%	to	-53.37%
Templeton Foreign Securities Fund (Class II)	289	13.447	to	18.639	5,335	2.38	1.40	to	1.65	-41.36%	to	-41.21%
Calamos Growth and Income Portfolio	1,220	10.929	to	12.643	15,344	1.10	1.40	to	1.65	-32.86%	to	-32.69%
AIM V.I. Capital Appreciation Fund (Series I)	196	3.307	to	9.979	650	0.00	1.40	to	1.65	-43.44%	to	-43.30%
AIM V.I. Technology Fund (Series I)	348	1.612	to	9.677	568	0.00	1.40	to	1.65	-45.42%	to	-45.28%
AIM V.I. Core Equity Fund (Series I)	189	5.524	to	11.292	1,044	1.95	1.40	to	1.65	-31.29%	to	-31.12%
Seligman Communications and Information Portfolio (Class II)	405	5.604	to	14.366	2,304	0.00	1.40	to	1.65	-37.42%	to	-37.27%
Seligman Capital Portfolio (Class II)	617	4.143	to	9.754	2,570	0.00	1.40	to	1.65	-48.94%	to	-48.81%
Seligman Smaller-Cap Value Portfolio (Class II)	137	10.518	to	10.668	1,460	0.00	1.40	to	1.65	-40.57%	to	-40.42%
Fidelity VIP Contrafund Portfolio	393	6.221	to	6.247	2,456	1.14	1.40	to	1.65	-43.63%	to	-43.49%
Fidelity VIP Freedom Funds - Income	50	8.949	to	8.986	449	3.57	1.40	to	1.65	-12.17%	to	-11.95%
Fidelity VIP Freedom Funds - 2010	58	7.545	to	7.576	438	5.04	1.40	to	1.65	-26.40%	to	-26.21%
Fidelity VIP Freedom Funds - 2015	162	7.344	to	7.375	1,194	2.75	1.40	to	1.65	-28.49%	to	-28.31%
Fidelity VIP Freedom Funds - 2020	848	6.800	to	6.829	5,789	3.72	1.40	to	1.65	-33.90%	to	-33.74%
Fidelity VIP Freedom Funds - 2025	27	6.648	to	6.676	177	1.04	1.40	to	1.65	-35.44%	to	-35.28%
Fidelity VIP Freedom Funds - 2030	147	6.273	to	6.300	927	2.57	1.40	to	1.65	-39.19%	to	-39.03%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

29

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2007					December 31, 2007

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	440	$ 14.811	to	$ 21.595	$ 9,458	1.51%	1.40%	to	1.65%	-11.15%	to	-10.93%
Federated High Income Bond Fund II	457	14.361	to	17.544	7,820	7.41	1.40	to	1.65	1.73%	to	1.99%
Federated Prime Money Fund II	728	10.519	to	13.137	9,434	4.65	1.40	to	1.65	3.09%	to	3.34%
MFS Research Series	612	18.474	to	21.962	13,417	0.68	1.40	to	1.65	11.34%	to	11.62%
MFS Emerging Growth Series	626	19.494	to	22.675	14,187	0.00	1.40	to	1.65	19.18%	to	19.48%
MFS Total Return Series	693	14.588	to	24.485	16,360	2.58	1.40	to	1.65	2.50%	to	2.76%
MFS Research Bond Series	391	11.730	to	16.943	6,527	3.17	1.40	to	1.65	2.50%	to	2.75%
MFS Strategic Income Series	142	12.321	to	14.853	2,084	4.25	1.40	to	1.65	1.99%	to	2.24%
MFS Utilities Series	832	31.869	to	46.730	38,325	0.94	1.40	to	1.65	25.79%	to	26.11%
American Century VP Capital Appreciation Fund	352	20.817	to	25.716	7,346	0.00	1.40	to	1.65	43.41%	to	43.76%
American Century VP International Fund	447	23.075	to	25.487	11,360	0.65	1.40	to	1.65	16.12%	to	16.41%
American Century VP Value Fund	1,092	10.704	to	16.616	11,867	1.50	1.40	to	1.65	-6.70%	to	-6.46%
American Century VP Income & Growth Fund	403	8.378	to	16.993	3,479	1.95	1.40	to	1.65	-1.71%	to	-1.46%
American Century VP Ultra Fund	172	14.212	to	14.377	2,466	0.00	1.40	to	1.65	19.02%	to	19.32%
American Century VP Mid Cap Value Fund	18	10.600	to	10.645	192	0.77	1.40	to	1.65	-3.91%	to	-3.67%
American Century VP Inflation Protection Fund (Class II)	192	11.253	to	11.383	2,181	4.41	1.40	to	1.65	7.72%	to	8.00%
Dreyfus Appreciation Portfolio	562	15.831	to	17.214	9,674	1.62	1.40	to	1.65	5.37%	to	5.64%
Dreyfus Developing Leaders Portfolio	701	13.405	to	14.643	10,264	0.79	1.40	to	1.65	-12.52%	to	-12.30%
Dreyfus Stock Index Fund, Inc.	1,394	17.116	to	17.312	24,130	1.71	1.40	to	1.65	3.52%	to	3.79%
The Dreyfus Socially Responsible Growth Fund, Inc.	42	15.475	to	28.618	1,190	0.53	1.40	to	1.65	6.01%	to	6.28%
JPMorgan U.S. Large Cap Core Equity Portfolio	169	15.943	to	16.415	2,775	1.07	1.40	to	1.65	-0.01%	to	0.24%
JPMorgan Small Company Portfolio	264	18.478	to	18.796	4,952	0.01	1.40	to	1.65	-7.22%	to	-6.99%
JPMorgan Mid Cap Value Portfolio	393	17.753	to	17.960	7,060	0.86	1.40	to	1.65	0.77%	to	1.02%
Franklin Global Real Estate Securities Fund (Class II)	340	18.358	to	20.655	7,010	2.47	1.40	to	1.65	-22.16%	to	-21.97%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	203	8.256	to	18.321	1,690	0.00	1.40	to	1.65	9.41%	to	9.68%
Templeton Developing Markets Securities Fund (Class II)	338	27.742	to	37.461	9,518	2.32	1.40	to	1.65	26.67%	to	26.98%
Templeton Foreign Securities Fund (Class II)	267	22.930	to	31.705	8,353	1.97	1.40	to	1.65	13.56%	to	13.84%
Calamos Growth and Income Portfolio	1,616	16.277	to	18.783	30,234	1.34	1.40	to	1.65	7.08%	to	7.35%
AIM V.I. Capital Appreciation Fund (Series I)	285	5.832	to	17.643	1,663	0.00	1.40	to	1.65	10.17%	to	10.45%
AIM V.I. Technology Fund (Series I)	433	2.946	to	17.728	1,352	0.00	1.40	to	1.65	5.93%	to	6.20%
AIM V.I. Core Equity Fund (Series I)	246	8.019	to	16.434	1,980	1.20	1.40	to	1.65	6.34%	to	6.61%
Seligman Communications and Information Portfolio (Class II)	584	8.932	to	22.957	5,287	0.00	1.40	to	1.65	13.22%	to	13.51%
Seligman Capital Portfolio (Class II)	452	8.094	to	19.104	3,678	0.00	1.40	to	1.65	14.34%	to	14.62%
Seligman Smaller-Cap Value Portfolio (Class II)	158	17.700	to	17.906	2,836	0.00	1.40	to	1.65	2.25%	to	2.50%
Fidelity VIP Contrafund Portfolio [d]	189	11.037	to	11.055	2,088	1.34	1.40	to	1.65	10.37%	to	10.55%
Fidelity VIP Freedom Funds - Income [d]	6	10.189	to	10.206	64	8.32	1.40	to	1.65	1.89%	to	2.06%
Fidelity VIP Freedom Funds - 2010 [d]	18	10.250	to	10.268	180	8.25	1.40	to	1.65	2.50%	to	2.68%
Fidelity VIP Freedom Funds - 2015 [d]	77	10.270	to	10.287	797	7.16	1.40	to	1.65	2.70%	to	2.87%
Fidelity VIP Freedom Funds - 2020 [d]	132	10.288	to	10.305	1,364	6.80	1.40	to	1.65	2.88%	to	3.05%
Fidelity VIP Freedom Funds - 2025 [d]	15	10.299	to	10.316	156	3.38	1.40	to	1.65	2.99%	to	3.16%
Fidelity VIP Freedom Funds - 2030 [d]	36	10.316	to	10.333	375	6.72	1.40	to	1.65	3.16%	to	3.33%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[d] This fund was added effective May 1, 2007.

30

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2006					December 31, 2006

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	521	$ 16.670	to	$ 24.244	$ 12,584	1.54%	1.40%	to	1.65%	14.90%	to	15.19%
Federated High Income Bond Fund II	413	14.117	to	17.203	7,068	8.54	1.40	to	1.65	9.00%	to	9.27%
Federated Prime Money Fund II	545	10.204	to	12.712	6,911	4.45	1.40	to	1.65	2.80%	to	3.06%
MFS Research Series	672	16.592	to	19.675	13,196	0.51	1.40	to	1.65	8.67%	to	8.95%
MFS Emerging Growth Series	757	16.357	to	18.978	14,360	0.00	1.40	to	1.65	6.13%	to	6.40%
MFS Total Return Series	762	14.232	to	23.828	17,542	2.37	1.40	to	1.65	10.07%	to	10.34%
MFS Research Bond Series	305	11.444	to	16.489	4,995	4.37	1.40	to	1.65	2.35%	to	2.60%
MFS Strategic Income Series	105	12.081	to	14.528	1,523	5.12	1.40	to	1.65	4.93%	to	5.19%
MFS Utilities Series	861	25.335	to	37.055	31,583	2.01	1.40	to	1.65	29.12%	to	29.44%
American Century VP Capital Appreciation Fund	375	14.480	to	17.932	5,443	0.00	1.40	to	1.65	15.31%	to	15.59%
American Century VP International Fund	412	19.872	to	21.895	9,008	1.54	1.40	to	1.65	22.99%	to	23.29%
American Century VP Value Fund	992	11.443	to	17.809	11,506	1.33	1.40	to	1.65	16.72%	to	17.01%
American Century VP Income & Growth Fund	442	8.502	to	17.289	3,886	1.89	1.40	to	1.65	15.18%	to	15.46%
American Century VP Ultra Fund	131	11.940	to	12.049	1,575	0.00	1.40	to	1.65	-4.85%	to	-4.62%
American Century VP Mid Cap Value Fund [d]	6	11.032	to	11.050	63	1.57	1.40	to	1.65	10.32%	to	10.50%
American Century VP Inflation Protection (Class II)	137	10.447	to	10.540	1,439	3.32	1.40	to	1.65	-0.05%	to	0.20%
Dreyfus Appreciation Portfolio	691	15.024	to	16.296	11,259	1.61	1.40	to	1.65	14.58%	to	14.86%
Dreyfus Developing Leaders Portfolio	891	15.324	to	16.697	14,869	0.41	1.40	to	1.65	2.08%	to	2.33%
Dreyfus Stock Index Fund, Inc.	1,489	16.534	to	16.681	24,843	1.65	1.40	to	1.65	13.61%	to	13.90%
The Dreyfus Socially Responsible Growth Fund, Inc.	47	14.598	to	26.927	1,253	0.11	1.40	to	1.65	7.42%	to	7.69%
JPMorgan U.S. Large Cap Core Equity Portfolio	155	15.945	to	16.375	2,545	0.98	1.40	to	1.65	14.67%	to	14.96%
JPMorgan Small Company Portfolio	261	19.917	to	20.208	5,281	0.00	1.40	to	1.65	13.13%	to	13.41%
JPMorgan Mid Cap Value Portfolio	362	17.618	to	17.779	6,427	0.56	1.40	to	1.65	14.93%	to	15.22%
Franklin Real Estate Fund (Class II)	444	23.585	to	26.471	11,629	2.01	1.40	to	1.65	18.62%	to	18.91%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	220	7.527	to	16.745	1,688	0.00	1.40	to	1.65	6.92%	to	7.19%
Templeton Developing Markets Securities Fund (Class II)	312	21.847	to	29.575	6,915	1.12	1.40	to	1.65	26.00%	to	26.31%
Templeton Foreign Securities Fund (Class II)	247	20.192	to	27.849	6,791	1.24	1.40	to	1.65	19.46%	to	19.76%
Calamos Growth and Income Portfolio	1,830	15.201	to	17.497	31,911	2.01	1.40	to	1.65	7.66%	to	7.93%
AIM V. I. Capital Appreciation Fund (Series I)	356	5.280	to	16.014	1,898	0.06	1.40	to	1.65	6.04%	to	6.30%
AIM V. I. Technology Fund (Series I)	412	2.774	to	16.735	1,179	0.00	1.40	to	1.65	8.68%	to	8.95%
AIM V. I. Core Equity Fund (Series I)	220	7.522	to	15.455	1,661	1.63	1.40	to	1.65	13.36%	to	13.65%
Seligman Communications and Information Portfolio (Class II)	604	7.869	to	20.276	4,835	0.00	1.40	to	1.65	20.02%	to	20.32%
Seligman Capital Portfolio (Class II)	492	7.061	to	16.708	3,489	0.00	1.40	to	1.65	4.08%	to	4.34%
Seligman Smaller-Cap Value Portfolio (Class II)	154	17.311	to	17.469	2,696	0.00	1.40	to	1.65	19.01%	to	19.31%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[d] This fund was added effective May 1, 2006.

31

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2005					December 31, 2005

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	606	$ 14.508	to	$ 21.048	$ 12,730	1.53%	1.40%	to	1.65%	3.31%	to	3.57%
Federated High Income Bond Fund II	444	12.952	to	15.744	6,959	8.16	1.40	to	1.65	0.98%	to	1.23%
Federated Prime Money Fund II	410	9.926	to	12.334	5,044	2.63	1.40	to	1.65	1.01%	to	1.27%
MFS Research Series	725	15.268	to	18.060	13,083	0.47	1.40	to	1.65	6.04%	to	6.31%
MFS Emerging Growth Series	837	15.412	to	17.837	14,910	0.00	1.40	to	1.65	7.41%	to	7.68%
MFS Total Return Series	860	12.930	to	21.594	18,101	2.03	1.40	to	1.65	1.14%	to	1.39%
MFS Research Bond Series	362	11.182	to	16.071	5,789	4.99	1.40	to	1.65	-0.14%	to	0.11%
MFS Strategic Income Series	109	11.514	to	13.811	1,487	6.91	1.40	to	1.65	0.22%	to	0.47%
MFS Utilities Series	881	19.621	to	28.626	25,032	0.61	1.40	to	1.65	14.93%	to	15.22%
American Century VP Capital Appreciation Fund	340	12.526	to	15.552	4,272	0.00	1.40	to	1.65	20.07%	to	20.37%
American Century VP International Fund	399	16.158	to	17.758	7,087	1.18	1.40	to	1.65	11.41%	to	11.68%
American Century VP Value Fund	945	9.780	to	15.258	9,365	0.81	1.40	to	1.65	3.32%	to	3.58%
American Century VP Income & Growth Fund	499	7.364	to	15.011	3,744	1.81	1.40	to	1.65	2.92%	to	3.18%
American Century VP Ultra Fund	175	12.549	to	12.632	2,211	0.00	1.40	to	1.65	0.50%	to	0.75%
American Century VP Inflation Protection (Class II)	163	10.452	to	10.520	1,717	4.28	1.40	to	1.65	-0.09%	to	0.16%
Dreyfus Appreciation Portfolio	806	13.113	to	14.187	11,436	0.02	1.40	to	1.65	2.67%	to	2.93%
Dreyfus Developing Leaders Portfolio	1,058	15.012	to	16.317	17,247	0.00	1.40	to	1.65	4.07%	to	4.33%
Dreyfus Stock Index Fund, Inc.	1,749	14.552	to	14.646	25,611	1.60	1.40	to	1.65	2.98%	to	3.24%
The Dreyfus Socially Responsible Growth Fund, Inc.	58	13.590	to	25.005	1,438	0.00	1.40	to	1.65	1.92%	to	2.18%
JPMorgan U.S. Large Cap Core Equity Portfolio	152	13.905	to	14.245	2,163	1.24	1.40	to	1.65	-0.30%	to	-0.06%
JPMorgan Small Company Portfolio	221	17.605	to	17.819	3,943	0.00	1.40	to	1.65	1.73%	to	1.98%
JPMorgan Mid Cap Value Portfolio	304	15.329	to	15.430	4,696	0.17	1.40	to	1.65	7.43%	to	7.70%
Franklin Real Estate Fund (Class II)	454	19.884	to	22.261	9,965	1.36	1.40	to	1.65	11.62%	to	11.90%
Franklin Small-Mid Cap Growth Securities Fund (Class II)	274	7.022	to	15.661	1,993	0.00	1.40	to	1.65	3.08%	to	3.33%
Templeton Developing Markets Securities Fund (Class II)	188	17.296	to	23.472	3,289	1.30	1.40	to	1.65	25.35%	to	25.66%
Templeton Foreign Securities Fund (Class II)	226	16.903	to	23.254	5,218	1.16	1.40	to	1.65	8.37%	to	8.64%
Calamos Growth and Income Portfolio	1,938	14.119	to	16.211	31,323	2.36	1.40	to	1.65	5.40%	to	5.66%
AIM V. I. Capital Appreciation Fund (Series I)	407	4.967	to	15.103	2,034	0.00	1.40	to	1.65	4.47%	to	4.73%
AIM V. I. Technology Fund (Series I)	364	2.546	to	15.399	949	0.00	1.40	to	1.65	0.51%	to	0.76%
AIM V. I. Core Equity Fund (Series I)	208	6.619	to	13.633	1,378	0.75	1.40	to	1.65	3.93%	to	4.19%
Seligman Communications and Information Portfolio (Class II)	552	6.540	to	16.894	3,672	0.00	1.40	to	1.65	5.77%	to	6.03%
Seligman Capital Portfolio (Class II)	545	6.767	to	16.053	3,701	0.00	1.40	to	1.65	10.37%	to	10.65%
Seligman Smaller-Cap Value Portfolio (Class II)	169	14.545	to	14.641	2,475	0.17	1.40	to	1.65	-5.69%	to	-5.46%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

32

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						For the Year Ended
	At December 31, 2004					December 31, 2004

		Unit Fair Value			Net	Investment [a]	Expense Ratio [b]			Total Return [c]
	Units	Lowest to			Assets	Income	Lowest to			Lowest to
	(000's)	Highest			(000's)	Ratio	Highest			Highest

Federated American Leaders Fund II	672	$ 14.043	to	$ 20.323	$ 13,632	1.41%	1.40%	to	1.65%	7.98%	to	8.25%
Federated High Income Bond Fund II	478	12.826	to	15.552	7,413	7.36	1.40	to	1.65	8.65%	to	8.92%
Federated Prime Money Fund II	497	9.826	to	12.180	6,050	0.79	1.40	to	1.65	-0.84%	to	-0.59%
MFS Research Series	798	14.398	to	16.988	13,537	1.07	1.40	to	1.65	13.95%	to	14.24%
MFS Emerging Growth Series	998	14.349	to	16.565	16,515	0.00	1.40	to	1.65	11.11%	to	11.39%
MFS Total Return Series	848	12.785	to	21.297	17,681	1.67	1.40	to	1.65	9.49%	to	9.77%
MFS Bond Series	397	11.198	to	16.054	6,306	5.63	1.40	to	1.65	4.32%	to	4.59%
MFS Strategic Income Series	101	11.488	to	13.746	1,381	5.17	1.40	to	1.65	5.96%	to	6.23%
MFS Utilities Series	845	17.072	to	24.845	20,919	1.46	1.40	to	1.65	28.06%	to	28.38%
American Century VP Capital Appreciation Fund	371	10.406	to	12.952	3,869	0.00	1.40	to	1.65	5.82%	to	6.08%
American Century VP International Fund	447	14.504	to	15.900	7,102	0.54	1.40	to	1.65	13.04%	to	13.32%
American Century VP Value Fund	738	9.442	to	14.768	7,070	0.94	1.40	to	1.65	12.46%	to	12.74%
American Century VP Income and Growth Fund	403	7.137	to	14.585	2,956	1.38	1.40	to	1.65	11.14%	to	11.42%
American Century VP Inflation Protection Fund (Class II)	146	10.462	to	10.503	1,529	3.35	1.40	to	1.65	4.08%	to	4.34%
American Century VP Ultra Fund	124	12.487	to	12.538	1,552	0.00	1.40	to	1.65	8.86%	to	9.13%
Dreyfus Appreciation Portfolio	905	12.771	to	13.784	12,477	1.68	1.40	to	1.65	3.32%	to	3.58%
Dreyfus Developing Leaders Portfolio	1,208	14.424	to	15.639	18,880	0.20	1.40	to	1.65	9.51%	to	9.79%
Dreyfus Stock Index Fund, Inc.	1,996	14.131	to	14.186	28,310	1.83	1.40	to	1.65	8.83%	to	9.10%
The Dreyfus Socially Responsible Growth Fund, Inc	74	13.333	to	24.472	1,815	0.37	1.40	to	1.65	4.47%	to	4.73%
JPMorgan Large Cap Core Equity Portfolio	168	13.947	to	14.253	2,393	0.76	1.40	to	1.65	7.69%	to	7.96%
JPMorgan Small Company Portfolio	170	17.306	to	17.472	2,961	0.00	1.40	to	1.65	25.08%	to	25.40%
JPMorgan Mid Cap Value Portfolio	154	14.269	to	14.327	2,213	0.22	1.40	to	1.65	19.07%	to	19.37%
Franklin Real Estate Fund (Class II)	385	17.813	to	19.893	7,592	1.89	1.40	to	1.65	29.64%	to	29.97%
Franklin Small Cap Fund (Class II)	346	6.796	to	15.194	2,445	0.00	1.40	to	1.65	9.65%	to	9.92%
Templeton Developing Markets Securities Fund (Class II)	90	13.764	to	18.725	1,292	1.72	1.40	to	1.65	22.67%	to	22.97%
Templeton Foreign Securities Fund (Class II)	175	15.597	to	21.404	3,717	1.02	1.40	to	1.65	16.58%	to	16.88%
Calamos Growth and Income Portfolio	1,941	13.395	to	15.342	29,705	1.28	1.40	to	1.65	9.28%	to	9.55%
AIM V. I. Dent Demographic Trends Fund (Series I)	447	4.743	to	14.456	2,133	0.00	1.40	to	1.65	6.48%	to	6.74%
AIM V. I. Technology Fund (Series I)	401	2.527	to	15.321	1,087	0.00	1.40	to	1.65	2.96%	to	3.22%
AIM V. I. Premier Equity Fund (Series I)	270	6.353	to	13.117	1,714	0.45	1.40	to	1.65	4.04%	to	4.30%
Seligman Small Cap Value Portfolio (Class II)	145	15.423	to	15.487	2,240	0.10	1.40	to	1.65	17.64%	to	17.94%
Seligman Communications and Information Portfolio (Class II)	570	6.168	to	15.973	3,604	0.00	1.40	to	1.65	9.04%	to	9.31%
Seligman Capital Portfolio (Class II)	613	6.116	to	14.545	3,762	0.00	1.40	to	1.65	6.53%	to	6.79%

[a]   The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[b]  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[c]  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

33

Report of Independent Registered Public Accounting Firm

The Contract Owners
Kansas City Life Variable Annuity Separate Account
and
The Board of Directors and Stockholders
Kansas City Life Insurance Company:

We have audited the accompanying statement of net assets of Kansas City Life Variable Annuity Separate Account (the Account) (comprising individual subaccounts as listed in note 1 to the financial statements) as of December 31, 2008, and the related statement of operations for the period or year then ended, the statements of changes in net assets for each of the periods or years in the two-year period then ended, and financial highlights for each of the periods or years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts of Kansas City Life Variable Annuity Separate Account as of December 31, 2008, and the results of its operations for the period or year then ended, the changes in its net assets for each of the periods or years in the two-year period then ended, and financial highlights for each of the periods or years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

April 10, 2009

34

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements included in the SAI.

(b)	Exhibits:

(1)	Resolutions of the board of directors of Kansas City Life Insurance Company ("Kansas City Life") establishing Kansas City Life Variable Annuity Separate Account (the "Variable Account"). (1)

(2)	Not Applicable.

(3)	(a) Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (7)

(b)  Amendment to Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (7)

(4)	(a) Contract Form. (4)

(b)  Form of GMWB Rider and Schedule Pages. (6)

(5)	Contract Application. (3)

(6)	(a) Restated Articles of Incorporation of Kansas City Life. (1)

(b)  By-Laws of Kansas City Life. (2)

(7)	Not Applicable.

(8)	(a.1) Participation Agreement between AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (7)

(a.2)  Amendment to Participation Agreement between AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (7)

(a.3)  Amendment to Participation Agreement between AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Kansas City Life Insurance Company, and Sunset Financial Services, Inc. (7)

(a.4)  Rule 22c-2 Agreement between AIM Investment Services, Inc. and Kansas City Life Insurance Company dated June 2, 2006. (5)

(a.5)  Administrative Services Agreement between Kansas City Life Insurance Company and A I M Advisors, Inc. (7)

(b.1)  Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (7)

(b.2)  Amendment to Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (7)

(b.3)  Amendment to Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (7)

(b.4)  Amendment to Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc., and Investors Research Corporation. (7)

1

(b.5)  Rule 22c-2 Agreement between American Century Investment Services, Inc. and Kansas City Life Insurance Company dated June 28, 2006. (5)

(c.1)  Amended and Restated Participation Agreement between Calmos Advisors Trust, Calamos Asset Management, Inc., Calamos Financial Services, Inc., and Kansas City Life Insurance Company. (7)

(c.2)  Amendment to Amended and Restated Participation Agreement between Calmos Advisors Trust, Calamos Asset Management, Inc., Calamos Financial Services, Inc., and Kansas City Life Insurance Company. (7)

(c.3)  Rule 22c-2 Agreement between Calamos Financial Services, LLC. and Kansas City Life Insurance Company dated April 16, 2007. (5)

(c.4)  Administrative Services Agreement between Calamos Asset Management, Inc. and Kansas City Life Insurance Company. (7)

(d.1)  Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). (7)

(d.2)  Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). (7)

(d.3)  Rule 22c-2 Agreement between Dreyfus Service Corporation and Kansas City Life Insurance Company dated September 19, 2006. (5)

(e.1)  Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Series Corp. (7)

(e.2)  Amendment to Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Series Corp. (7)

(e.3)  Rule 22c-2 Agreement between Federated Securities Corp.,("FSC") and Kansas City Life Insurance Company dated March 7, 2007. (5)

(e.4)  Administrative Agreement between Federated Securities Corp. and Kansas City Life Insurance Company. (7)

(f.1)  Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (7)

(f.2)  Amendment to Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (7)

(f.3)  Amendment to Participation Agreement between Variable Insurance Products Funds, Fidelity Distributors Corporation, and Kansas City Life Insurance Company. (7)

(g.1)  Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

(g.2)  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

(g.3)  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

(g.4)  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

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(g.5)  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

(g.6)  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

(g.7)  Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Kansas City Life Insurance Company. (7)

(g.8)  Rule 22c-2 Agreement between Franklin Templeton Variable Insurance Products Trust and Kansas City Life Insurance Company dated April 16, 2007. (5)

(h.1)  Participation Agreement between Kansas City Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc., and JPMorgan Funds Management, Inc. (7)

(h.2)  Supplemental Payment Agreement between Kansas City Life Insurance Company, JPMorgan Investment Advisors Inc., and J.P. Morgan Investment Management Inc. (7)

(i.1)  Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (7)

(i.2)  Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (7)

(i.3)  Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (7)

(i.4)  Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (7)

(i.5)  Amendment to Participation Agreement between MFS Variable Insurance Trust, Kansas City Life Insurance Company, and Massachusetts Financial Services Company. (7)

(i.6)  Rule 22c-2 Agreement between MFS Fund Distributors, Inc.("MFD") and Kansas City Life Insurance Company dated September 19, 2006. (5)

(i.7)  Indemnification Agreement between Massachusetts Financial Services Company and Kansas City Life Insurance Company. (7)

(j.1)  Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc., and Kansas City Life Insurance Company. (7)

(j.2)  Amendment to Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc., and Kansas City Life Insurance Company. (7)

(j.3)  Amendment to Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc., and Kansas City Life Insurance Company. (7)

(j.4)  Rule 22c-2 Agreement between Seligman Group of Funds and Kansas City Life Insurance Company dated April 3, 2007. (5)

(j.5)  Shareholder Servicing Agreement between Seligman Advisors, Inc. and Kansas City Life Insurance Company. (7)

(9)	Opinion and Consent of Counsel. (8)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP. (8)

(b)  Consent of KPMG LLP. (8)

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(11)	Not Applicable.

(12)	Not Applicable.

----------------

(1)  Incorporated by reference to the Registrant's registration statement filed with the Securities and Exchange Commission on March 3, 1995 (File No. 33-89984).

(2)  Incorporated herein by reference to the Form S-6 Registration Statement filed with the Securities and Exchange Commission on October 31, 2000 (File No. 333-49000).

(3)  Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-52290) for Kansas City Life Variable Separate Account filed on December 20, 2000.

(4)  Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-98805) for Kansas City Life Variable Annuity Separate Account filed on August 27, 2002.

(5)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 2007 (File No. 033-95354).

(6)  Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-89984) filed on May 22, 2007.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 28, 2009 (File No. 333-150926).

(8)  Filed herewith.

Item 25.  Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Kevin G. Barth	Director
R. Philip Bixby	President, CEO, Chairman of the Board and Director
Walter E. Bixby	Vice Chairman of the Board and Director
Nancy Bixby Hudson	Director
William R. Blessing	Director
Michael Braude	Director
John (Woody) C. Cozad	Director
Charles R. Duffy, Jr.	Senior Vice President, Operations
Richard L. Finn	Director
Daryl D. Jensen	Director
Tracy W. Knapp	Senior Vice President, Finance and Director
David A. Laird	Vice President and Controller
Donald E. Krebs	Senior Vice President, Sales and Marketing
Cecil R. Miller	Director
Robert J. Milroy	Vice President, Underwriting and New Business
Mark A. Milton	Senior Vice President, Actuary and Director
Rob Nagel	Assistant Vice President, Governmental Affairs and Treasurer
Bradford T. Nordholm	Director
William A. Schalekamp	Senior Vice President, General Counsel, Secretary and Director
Larry Winn, Jr.	Director

* The principal business address of all the persons listed above is 3520 Broadway, Kansas City, Missouri 64111-2565.

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Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction	Percent of Voting Securities Owned
Sunset Life Insurance Company of America	Washington	Ownership of all voting securities by depositor
Sunset Financial Services, Inc.	Washington	Ownership of all voting securities by Sunset Insurance Company of America
KCL Service Company	Missouri	Ownership of all voting securities by depositor
Old American Insurance Company	Missouri	Ownership of all voting securities by depositor
Kansas City Life Financial Group, Inc.	Missouri	Ownership of all voting securities by depositor

Item 27.  Number of Contract Owners

171 Owners as of April 24, 2009.

Item 28.  Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:

1.  The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partner ship, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contender or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

2.  The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

3.  To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

4.  Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if

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obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

5.  Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

6.  The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

7.  The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

8.  The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

9.  For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer, employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.  For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

11.  Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

12.  To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

13.  The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to

6

indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

14.  If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)  Sunset Financial Services, Inc. is the registrant's principal underwriter.

(b)  Officers and Directors of Sunset Financial:

Name and Principal Business Address*	Positions and Offices with Sunset Financial Services, Inc.
R. Philip Bixby	Chairman of the Board and Director
Walter E. Bixby	Director
Janice L. Brandt	Assistant Vice President
Susanna J. Denney	Vice President
Charles R. Duffy, Jr.	Director
Gary K. Hoffman	Assistant Secretary
Kim P. Kirkman	Assistant Vice President
Donald E. Krebs	Vice President and Director
David A. Laird	Treasurer
A. Craig Mason Jr.	Secretary and Director
Dustin S. Meza	Assistant Vice President
Bruce G. Olberding	President and Director
Kristen Peil	Assistant Vice President
Kelly T. Ullom	Vice President

* The principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

(c)  Compensation from the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Sunset Financial Services, Inc.	$2,189,088.00	None	N/A	N/A

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Item 30.  Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

(a)  The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the policies offered herein are being accepted.

(b)  The registrant undertakes that it will include either (1) as part of any application to purchase a policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Kansas City Life for a Statement of Additional Information.

(c)  The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to Kansas City Life at the address or phone number listed in the prospectus.

(d)  Kansas City Life represents that in connection with its offering of the policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Kansas City Life Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by Kansas City Life Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kansas City Life Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Kansas City and the State of Missouri on the 27th day of April, 2009.

Kansas City Life Variable Annuity Separate Account
(Registrant)

(SEAL)	By: /s/ R. Philip Bixby R. Philip Bixby, President, CEO, Chairman of the Board and Director

Kansas City Life Insurance Company
(Depositor)

Attest: /s/ William A. Schalekamp William A. Schalekamp	By: /s/ R. Philip Bixby R. Philip Bixby, President, CEO, Chairman of the Board and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ R. Philip Bixby R. Philip Bixby	President, CEO, Chairman of the Board and Director (Principal Executive Officer)	April 27, 2009

/s/ Tracy W. Knapp Tracy W. Knapp	Senior Vice President, Finance and Director (Principal Financial Officer)	April 27, 2009

/s/ David A. Laird David A. Laird	Vice President and Controller (Principal Accounting Officer)	April 27, 2009

/s/ Walter E. Bixby Walter E. Bixby	Vice Chairman of the Board and Director	April 27, 2009

/s/ Kevin G. Barth Kevin G. Barth	Director	April 27, 2009

/s/ Nancy Bixby Hudson Nancy Bixby Hudson	Director	April 27, 2009

/s/ William R. Blessing William R. Blessing	Director	April 27, 2009

_____________________ Michael Braude	Director	April 27, 2009

_____________________ John (Woody) C. Cozad	Director	April 27, 2009

/s/ Richard L. Finn Richard L. Finn	Director	April 27, 2009

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/s/ Daryl D. Jensen Daryl D. Jensen	Director	April 27, 2009

/s/ Cecil R. Miller Cecil R. Miller	Director	April 27, 2009

/s/ Mark A. Milton Mark A. Milton	Director	April 27, 2009

/s/ Bradford T. Nordholm Bradford T. Nordholm	Director	April 27, 2009

/s/ William A. Schalekamp William A. Schalekamp	Director	April 27, 2009

/s/ Larry Winn, Jr. Larry Winn, Jr.	Director	April 27, 2009

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EXHIBIT INDEX

Exhibit 9

Opinion and Consent of Counsel.

Exhibit 10(a)

Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)

Consent of KPMG LLP.

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